Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 439	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 440	☒

VALUED ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246
(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Capitol Services, Inc.

108 Lakeland Ave., Dover, Delaware 19901
(Name and Address of Agent for Service)

With Copies to:

Terry Davis and Tanya Boyle

DLA Piper LLP

One Atlantic Center

1201 West Peachtree Street, Suite 2900

Atlanta, GA 30309

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b);
☒	on August 10, 2026 pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

August 10, 2026

m+ Income Momentum Autocall ETF (MPIM)

Primary Listing Exchange for the Fund: NYSE Arca, Inc.

m+ Nasdaq-100 Accelerator Autocall ETF (MPIA)

Primary Listing Exchange for the Fund: The Nasdaq Stock Market LLC

m+ DualYield Autocall ETF (MPDY)

Primary Listing Exchange for the Fund: NYSE Arca, Inc.

m+ DynaBuffer ETF (MPDB)

Primary Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

Alaia Capital, LLC

60 E. 42nd Street, 26th Floor, New York, NY 10165

Website: www.mplusfunds.com

The U.S. Securities and Exchange Commission and the U.S. Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the fund that you should know before you invest. Please read this Prospectus carefully before investing and use it for future reference.

TABLE OF CONTENTS

SUMMARY – M+ INCOME MOMENTUM AUTOCALL ETF	1
SUMMARY – M+ NASDAQ-100 ACCELERATOR AUTOCALL ETF	14
SUMMARY – M+ DUALYIELD AUTOCALL ETF	27
SUMMARY – M+ DYNABUFFER ETF	41
ADDITIONAL INFORMATION ABOUT EACH FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	53
HOW TO BUY AND SELL SHARES	90
DETERMINATION OF NET ASSET VALUE	91
DIVIDENDS, DISTRIBUTIONS AND TAXES	92
MANAGEMENT OF THE FUND	94
FINANCIAL HIGHLIGHTS	96
MORE INFORMATION ABOUT THE FUNDS	Back Cover

i

SUMMARY – M+ INCOME MOMENTUM AUTOCALL ETF

Investment Objective

The investment objective of the m+ Income Momentum Autocall ETF (the “Fund”) is to seek to generate high monthly income while seeking to provide reduced downside risk through exposure to S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER (the “Autocall Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay brokerage commissions and incur other charges on their purchases and sales of exchange-traded fund shares, which are not reflected in the Expense Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.70%

1	Estimated based on the expenses the Fund expects to incur for the current fiscal year.
2	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$72	$225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. Because the Fund has not commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in unfunded total return swaps (based on their notional value) that provide exposure to the S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER (the “Autocall Index”). Cash, cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less related to such swaps will not be counted towards the calculation of the Fund’s net assets with respect to the Fund’s 80% investment policy. The Autocall Index is designed to reflect the performance of a diversified portfolio of synthetic autocallable notes (each an “Autocallable” and the portfolio of Autocallables, the “Index Portfolio”).

Autocallable notes are structured instruments whose payments and repayment of principal are contingent on the performance of a specified underlying reference index. An autocallable note typically has a stated term and includes features that may result in periodic coupon payments, early redemption prior to maturity, or repayment of principal at maturity, depending on market conditions. The terms of autocallable notes, including observation dates, coupon barriers, autocall levels, and downside protection features, are fixed at issuance and may vary across notes. For additional information, please see “How Autocallable Notes Work” below.

The Fund will not attempt to replicate or track the Autocall Index but will, instead, use financial instruments such as total return swaps to gain exposure to the level of the Autocall Index. An unfunded total return swap is a derivative contract under which the Fund obtains economic exposure to the Autocall Index without paying the full notional amount upfront, instead making or receiving payments based on the performance of the Autocall Index while generally holding cash or other assets to meet collateral and liquidity requirements. The Fund intends to make periodic distributions to shareholders in amounts that are determined in part by reference to the Autocall Index. The Autocall Index is designed to reflect the collective performance of a portfolio of up to 52 Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the “Parameters”) as described below within the section entitled “Autocall Index Portfolio Characteristics”.

The Autocall Index is constructed by the third-party index provider using a laddered approach with staggered maturities established in accordance with the index construction methodology, which governs the timing and spacing of maturity dates, and the Fund obtains exposure to the Autocall Index as constructed without discretion to modify the ladder structure. Individual synthetic components reflected in the index ladder may have different performance outcomes over time due to differences in entry dates, observation schedules, market conditions, and roll timing, all of which are governed by the Autocall Index rules rather than by Fund level activity.

The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, is contingent and with respect to principal value at maturity, based on the performance of the S&P U.S. Equity Momentum 40% VT 4% Decrement Index (the “Underlying Reference Index”), which provides exposure to U.S. equities using a momentum-based approach, while targeting a 40% volatility level and applying a fixed 4% annual deduction (the 4% decrement) (see “Underlying Reference Index” below). The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, and unfunded total return swaps providing exposure to an Autocall Index (the “Swap Agreements”). The investments of the Fund will create an aggregate notional exposure to the Autocall Index approximately equal to 100% of the Fund’s net assets, subject to limitations and/or conditions prescribed by the 1940 Act. In order to meet its margin requirements on the Swap Agreements, the Fund may allocate a significant portion of its assets to investments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

Each Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each Autocallable) (a “Coupon”), provided that the Underlying Reference Index remains within certain predefined levels. If on specified monthly observation dates, the Underlying Reference Index reaches or exceeds a certain level (the “Autocallable Barrier”) then the Autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Reference Index is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

Accordingly, the potential upside performance of an Autocallable is realized only through the payment of Coupons on applicable observation dates and, upon maturity or early redemption. Because these payments are contingent on the level of the Underlying Reference Index relative to the Autocallable Barrier and Coupon Barrier on the relevant observation dates, they may or may not be paid in any given period. The Fund does not provide participation in the positive performance of the Underlying Reference Index.

Each Autocallable is subject to up to a 6-month non-callable period from the date of issuance (the “Non-Callable Period”). Each Autocallable incorporates a contingent principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocall Index, and, in turn, investors, be exposed to the full downside performance of the Underlying Reference Index at maturity. Therefore, while Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.

The Fund’s exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocall Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”)

and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are the principal investment strategies and principal investment risks of the Fund as reflected in this Prospectus. The financial statements of the Subsidiary are consolidated with those of the Fund.

The Fund aggregates direct investments with investments held by the Subsidiary in constructing the Fund’s portfolio and for purposes of the Fund’s investment policies.

In order to qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has determined that only income realized directly from certain sources such as dividends, interest, securities loans, gains from stock or securities or foreign currencies, or other income derived with respect to its business of investing is qualifying income for purposes of qualifying as a RIC. Income realized from other sources (“Bad Income Assets”) is not considered qualifying income to be treated as a RIC. As a result, a fund’s ability to realize income from investments in Bad Income Assets as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the IRS’ position, certain funds seek to gain exposure to Bad Income Assets primarily through investments in a subsidiary, which invests in Bad Income Assets. If a fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If a fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns. The Fund anticipates treating income and gain from the Subsidiary as qualifying income.

Autocall Index Portfolio Characteristics

Each Autocallable in the Autocall Index (the “Index Portfolio”) may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(a)	fixed periodic payments on specified observation dates and/or at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below); or

(b)	as part of the Autocallables’ return, the Autocall Index, and, in turn, the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.

Each Autocallable in the Index Portfolio will have the following key characteristics/parameters (the “Parameters”):

I. Individual Autocallables: Each Autocallable in the Index Portfolio features (as further set forth in the table below):

●	5 year tenor (Maturity)

●	6 month initial Non-Callable Period from the date of issuance

●	U.S. Dollar denomination

●	60% Maturity Barrier (observed at maturity)

●	60% Coupon Barrier (observed monthly)

●	Contingent Coupon Payment — On a monthly observation date, the level of the Underlying Reference Index is compared to the Coupon Barrier. The Contingent Coupon Payment is made if the Underlying Reference Index is at or above the Coupon Barrier.

●	Coupon Memory (Contingent Coupon Feature) — If a Contingent Coupon Payment is not made on a monthly observation date because the level of the Underlying Reference Index is below the Coupon Barrier, that unpaid Contingent Coupon Payment may be made on a subsequent monthly payment date, provided that the level of the Underlying Reference Index is at or above the Coupon Barrier on that later observation date. Once a previously unpaid Contingent Coupon Payment is paid, it will not be paid again on any future payment date.

●	Direct link to the performance of the Underlying Reference Index

II. Key Components: Each Autocallable in the Index Portfolio has three main components:

●	Call Feature: Upon the expiration of each Autocallable’s Non-Callable Period, the Autocallable will automatically be called prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on a monthly Observation Date.

●	Contingent Coupon: A coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period. The Coupon Memory feature may apply to missed Contingent Coupon Payments.

●	Contingent Principal Protection: If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index’s level is above the Maturity Barrier at maturity. If the Underlying Reference Index closes below the Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.

The underlying Index Portfolio will be rebalanced periodically, employing a roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables.

III. Implementation Mechanism: To efficiently gain exposure to this diversified portfolio of Autocallables, the Fund utilizes:

●	Swap Agreements with Swap Counterparties

●	The Autocall Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (for information regarding the Index Portfolio, see “The Underlying Reference Index”)

PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Portfolio.
Coupon Barrier	The predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a predetermined amount to be paid (the “Coupon”).	60% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the Maturity Date of the Autocallable will result in the full repayment of principal.	60% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier	Monthly
Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier	The maturity date
Observation Date — Contingent Coupon Payment	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier	Monthly
Maturity	The final observation date, on which the Autocallable terminates and the final cash flows are determined	5 years
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Coupon”).	The Coupon rate is determined at issuance. See also Coupon Memory below.
Coupon Memory	If a Coupon is not paid on a Contingent Coupon Payment Observation Date because the level of the Underlying Reference Index is below the Coupon Barrier, the unpaid Coupon may be paid on a subsequent Coupon Payment Date, provided that the level of the Underlying Reference Index is at or above the Coupon Barrier on that later Observation Date. Once a previously unpaid Coupon is paid, it will not be paid again.	If applicable, will apply on an Observation Date for Contingent Coupon Payment
Number of Notes	Autocallables are added on a pre-determined schedule to maintain diversification across entry points.	Up to 52 autocallables in the index, issued as frequently as weekly

Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific observation dates.

With regard to the Maturity Barrier, it should be noted that if, on the Maturity Date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocall Index and, in turn, the Fund.

For example, noting the Maturity Barrier for an Autocallable is 60% of the level of an Underlying Reference Index as of the date the Autocallable is issued:

●	if such Underlying Reference Index of such Autocallable falls by only 10% (which is still above the Principal Barrier) then the negative performance of the Underlying Reference Index will not reduce amount of principal to be repaid;

●	on the other hand, if such Underlying Reference Index falls by 75% (i.e., to 25% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then, at maturity, the amount of principal to be repaid will have fallen by 75%.

As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocall Index and, in turn, the Fund.

Index Portfolio Management and Rebalancing

The Autocall Index is managed through a systematic process, and the Fund gains exposure to the Autocall Index through the use of Swap Agreements. The Index Portfolio will be rebalanced periodically, employing a roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables. Additionally, the Autocall Index systematically downsizes dated Autocallables in order to restrike part of the notional from underperforming Autocallables into new Autocallables with pricing terms calculated in line with prevailing market conditions. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining a consistent exposure to a portfolio of up to 52 Autocallables. Furthermore, by gaining exposure, via the Autocall Index, to the total return of up to 52 Autocallables with staggered entry points, the Fund creates a diversified portfolio that seeks to (i) smooth income generation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially, lower overall portfolio volatility.

While the Autocall Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements. Swap Counterparties are selected and monitored pursuant to the Adviser’s internal risk management, operational, and compliance processes. It is anticipated that the Fund will have only one Swap Counterparty.

Autocall Index Methodology

The Autocall Index is designed to reflect the performance of a portfolio of Autocallables. The Autocallables in the portfolio follow predetermined terms including a 5 year maturity period from issue date, a six month non-callable period from the issue date, and potential coupon payments on a monthly schedule. Each Autocallable features conditional cash flows on specific monthly observation dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% autocallable barrier and 60% principal and coupon barrier percentages. The Autocall Index provider’s pricing model determines the present value of these Autocallables accounting for prevailing market conditions and contemplates the reinvestment of cash flows.

The Autocall Index rebalances at preset intervals adding new Autocallables at an Issue Price of 100. The Autocall Index is calculated daily, rebalanced weekly and is denominated in U.S. Dollars.

The Autocall Index is composed of a portfolio of autocallable securities with the following characteristics:

SPECIFICATION	AUTOCALL INDEX
Underlying Reference Index	S&P U.S. Equity Momentum 40% VT 4% Decrement Index (SPUMP40)
Issue Price	100
Issue Date	Date an Autocallable is added to Index Portfolio
Maturity Date	5 years from the Issue Date
Non-Call Period	6 months from the Issue Date
Coupon Dates	Monthly from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	60%
Coupon Barrier Percentage	60%

The Underlying Reference Index

The S&P U.S. Equity Momentum 40% VT 4% Decrement Index is designed to provide exposure to U.S. equity markets through a futures-based, trend-following strategy. Specifically, the Index allocates among equity futures contracts that reference U.S. large-capitalization, technology-focused, and small-capitalization equity markets, seeking to emphasize areas of the market that have demonstrated stronger recent performance.

The Index applies a momentum-based allocation approach, which is used to determine how exposure is allocated among the underlying equity futures. Each day, the Index evaluates the recent performance of the underlying futures contracts using a risk-adjusted momentum signal and allocates exposure toward those contracts exhibiting stronger momentum, based on predefined, rules-based criteria.

In addition, the Index incorporates a volatility-targeting feature intended to maintain an overall volatility level of approximately 40%. To achieve this, the Index adjusts its level of exposure to the underlying equity futures on an end-of-day basis as market volatility changes. When market volatility is lower, the Index may increase its exposure, and when volatility rises, the Index may reduce its exposure, subject to specified limits. The Index may employ leveraged exposure of up to four times the value of the underlying futures contracts in order to seek its volatility target.

The Index also includes a fixed decrement of 4% per annum, which is deducted daily from the level of the Index, regardless of whether the equity markets rise or fall. This decrement is applied after any leverage adjustments and will reduce Index performance over time. As a result, the Index is expected to underperform an otherwise similar index that does not include a decrement feature.

Methodology

The Underlying Reference Index employs a sophisticated approach to stabilizing volatility and dividend risk via:

1.	Volatility Target: Maintains a predetermined volatility target of 40%, which helps create a more stable risk profile across varying market conditions.

2.	Dynamic Exposure Adjustment: Calculates exposure to U.S. equities based on the ratio of the target volatility to the observed market volatility, with a maximum exposure cap of 4x (400%). Exposure is implemented via E-mini S&P 500 Futures, E-mini Nasdaq 100 Futures, and E-mini Russell 2000 Futures contracts.

3.	Realized Volatility Measurement: Uses futures price data to compute a rolling realized volatility measure that is based on pre-determined historical windows.

4.	Decrement: The Underlying Reference Index includes a fixed synthetic dividend (or “decrement”) of 4% per annum, which is applied daily to the Index value. This daily decrement equals the 4% annual rate divided by 360 days and is subtracted from the Index return regardless of the actual dividends paid by the constituent securities.

Index Construction and Calculation

The Underlying Reference Index is calculated daily according to the following methodology:

1.	The performance of a momentum-based strategy that allocates to the three constituents based on risk-adjusted momentum scores is calculated.

2.	The leverage is determined as the ratio of the volatility target (40%) to the exponentially weighted volatility of the momentum-based strategy, subject to the maximum exposure constraint of 4x.

3.	The Underlying Reference Index exposure is adjusted based on this leverage calculation, providing higher exposure when market volatility is low and lower exposure when market volatility is high.

The Underlying Reference Index is calculated in U.S. dollars.

Each synthetic Autocallable references a volatility targeted index that increases exposure to equity futures during relatively calm market conditions and reduces exposure during more volatile periods. This approach is intended to help stabilize the risk profile of the Autocallables and smooth income over time, although it may reduce participation in rapidly rising markets and will not prevent losses in all market conditions. By employing both volatility targeting and a fixed decrement, the Underlying Reference Index is designed particularly for use in structured product applications where a more predictable volatility profile and known dividend treatment are advantageous for pricing and risk management purposes.

Other Information on the Fund’s Investment Strategy

Total Return Swaps – A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the Underlying Reference Index is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the Underlying Reference Index, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. The use of total return swaps may add leverage to the Fund’s portfolio.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency. As with any investment, the Fund’s returns will vary and you could lose money.

Authorized Participant Risk. Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ Distributor (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Autocallable Structure Risk. The Fund’s returns are correlated to the performance of a portfolio of Autocallables reflected by the Autocall Index. Autocallables have specific structural features that may be unfamiliar to many investors.

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Contingent Income Risk. Coupon payments from the Autocallables are not guaranteed and will not be made if the Underlying Reference Index falls below the Coupon Barrier on observation dates. This means the Fund may generate significantly less income than anticipated during market downturns. If a contingent coupon is not paid due to the Reference Index breaching the applicable Coupon Barrier, the expected income from the Fund’s investments may decline, which may also adversely affect the reference index valuation, the Fund’s net asset value and the market price of the Fund’s shares.

Early Redemption Risk. Autocallables in the Index Portfolio may be called before their scheduled maturity if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on observation dates. This automatic early redemption could force reinvestment of that portion of the Index Portfolio at lower rates if market yields have declined.

Barrier Risk. Each Autocallable in the Index Portfolio includes a Maturity Barrier, expressed as a percentage of the level of the Underlying Reference Index on the date the Autocallable is issued. If, on the Maturity Date, the level of the Underlying Reference Index is at or above the Maturity Barrier, the principal amount of that Autocallable is generally returned in full.

If the Underlying Reference Index falls below the Maturity Barrier at maturity, the conditional protection provided by the Autocallable no longer applies, and the Autocallable becomes fully exposed to the negative performance of the Underlying Reference Index measured from its initial level. In that case, the principal amount repaid will decline by the same percentage as the decline in the Underlying Reference Index.

This structure results in a “binary outcome” at maturity, meaning that there are effectively two distinct results: either principal is returned in full if the Underlying Reference Index remains above the Maturity Barrier, or principal is reduced by the full amount of the Underlying Reference Index’s decline if the Maturity Barrier is breached. As a result, relatively modest additional declines in the Underlying Reference Index below the Maturity Barrier can lead to sudden and significant losses of principal.

For example, if the Maturity Barrier for an Autocallable is set at 60% of the level of the Underlying Reference Index at issuance, and the Underlying Reference Index has declined by 75% by the Maturity Date (i.e., to 25% of its initial level, which is below the Maturity Barrier), the principal amount repaid on that Autocallable would be reduced by 75%.

Because the Fund obtains exposure to Autocallables through the performance of the Index Portfolio under one or more Swap Agreements, any principal losses realized by one or more Autocallables will reduce the level of the Autocall Index and, in turn, negatively affect the value of the Fund.

Calculation Methodology Risk. The Underlying Reference Index and the Autocall Index employ complex calculation methodologies that may not perform as expected under certain market conditions.

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. The Fund also risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Correlation Risk. The Fund’s return is not likely to match the expected returns of the Index Portfolio or the return of the Autocall Index for a number of reasons, including the payment of periodic distributions to investors, operating expenses, transaction costs, cash management, market conditions, and differences in calculation methodologies.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts (primarily Swap Agreements) entered into by the Fund. The Fund’s exposure to the Index Portfolio is obtained entirely through Swap Agreements with swap counterparties. If a swap counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

Swap Agreements generally require counterparties to post collateral based on the mark-to-market exposure of the swaps, which is intended to help mitigate counterparty credit risk. However, collateralization may not fully protect the Fund in all circumstances, including during periods of rapid market movements, operational failures, or if a counterparty becomes insolvent or otherwise fails to perform its obligations.

Because the Fund’s holdings consist primarily of contractual claims against swap counterparties rather than direct holdings of securities, the Fund may be particularly vulnerable to counterparty failure generally and related to the counterparty’s performance obligations. Even temporary disruptions in a counterparty’s ability to perform under a Swap Agreement could negatively affect Fund performance. In addition, the Fund may have substantial exposure to a single swap counterparty, which may increase the Fund’s sensitivity to adverse developments affecting that counterparty.

Credit/Default Risk. Credit risk is the risk that an issuer, guarantor, or counterparty is unable or unwilling to make timely payments, satisfy contractual obligations, or otherwise honor its commitments. Changes in the financial condition of a counterparty, adverse economic, market, or political developments, or other factors may increase the risk of default and negatively affect the value of the Fund’s investments.

To the extent the Fund enters into Swap Agreements, the Fund is exposed to the credit risk of the applicable swap counterparties. Although such swap arrangements typically include collateral posting requirements intended to reduce counterparty credit exposure, there can be no assurance that collateral will be sufficient to cover all losses in the event of a counterparty default, particularly during periods of market stress or following insolvency proceedings.

Credit rating downgrades, defaults, or other adverse credit events involving a counterparty may reduce the Fund’s income and negatively affect the value of the Fund’s shares.

Cybersecurity Risk. As part of its business, the Adviser processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk. Derivatives, such as swaps, options, futures and forward foreign currency contracts, are instruments whose value is derived from that of other assets, rates or indices. The use of derivatives involves leverage, market, counterparty, liquidity, operational, and legal risks. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Distribution Risk. The Fund seeks to make monthly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. A return of capital may reduce a shareholder’s adjusted tax basis in Fund shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Fund shares. To the extent such monthly distributions are a return of capital, the distributions should not be considered the dividend yield or total return of an investment in Fund shares.

Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. The securities markets are volatile. The Fund’s exposure to the Underlying Reference Index subjects it to risks associated with equity markets. The value of the Underlying Reference Index may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the U.S. equity markets generally or particular segments of the market. If the market prices of the securities to which the Underlying Reference Index is exposed decline, the value of your investment in the Fund will decline.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

○	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Highly Volatile Markets Risk. The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Index Risk. The Underlying Reference Index employs a volatility targeting mechanism which may not perform as expected. The Underlying Reference Index may reduce equity exposure during periods that subsequently see strong equity performance, potentially limiting upside participation. The use of implied volatility rather than realized volatility may not accurately predict future market volatility. The rebalancing frequency may not respond quickly enough to rapid market changes. The decrement feature reduces index performance by a fixed percentage and may cause the Underlying Reference Index to underperform during low-return environments.

There can be no guarantee that the Underlying Reference Index or the Autocall Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Reference Index or the Autocall Index to implement the Fund’s principal investment strategies indefinitely. If necessary, the Adviser or the Fund’s Board of Trustees may substitute the Autocall Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will perform in a manner similar to the Underlying Reference Index or the Autocall Index, as applicable. Unavailability of either index could affect adversely the ability of the Fund to achieve its investment objective. In addition, the Fund’s investments in derivatives relating to the Autocall Index may underperform the return of the Autocall Index.

Simulated Performance Risk. Certain information regarding the Autocall Index (including information that may be available in Fund documents, marketing materials, or on the Fund’s website) may reflect simulated, hypothetical, or back-tested performance rather than actual performance. Simulated performance results are generally prepared by applying the Autocall Index’s methodology retroactively to historical market data and do not represent the results of actual trading. Such results are achieved through the retroactive application of a model designed with the benefit of hindsight and may reflect assumptions that would not have been available at the time the Autocall Index was originally constituted.

Simulated performance has inherent limitations and may overstate or understate the impact of certain market factors, including market volatility, liquidity constraints, transaction costs, and other factors that may affect actual performance. In addition, simulated results do not reflect the effect of Fund fees and expenses or the Fund’s actual portfolio management, and there can be no assurance that the index or the Fund will achieve results similar to those shown by simulated performance.

Interest Rate Risk. As interest rates rise, the value of fixed income securities are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable.

Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Investment in a Subsidiary. As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary, organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Code and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere in the Fund’s Prospectus and this SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in this SAI), the Fund intends to limit its investments in such subsidiary to 25% of the Fund’s total assets at the end of each taxable quarter.

Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the Fund’s Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and SAI and could negatively affect the Fund and its shareholders.

Laddered Portfolio Risk. The laddered portfolio strategy may not perform as expected if market conditions remain unfavorable over an extended period, multiple Autocallables may experience losses simultaneously and/or the weekly rebalancing mechanism may result in suboptimal entry points during rapidly changing markets.

Legislation and Regulatory Risk. The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Liquidity Risk. Liquidity risk exists when particular investments would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund or in the Index Portfolio may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because, as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Swap Agreement Risk. Swap agreements are a type of derivative instrument that subjects the Fund to counterparty credit, liquidity, and correlation risks, including that: (i) the Fund may not be able to enter into replacement swap agreements in the event a current swap is terminated (ii) unfunded swap agreements may involve greater leverage risks than funded swaps; (iii) the swap agreement may not reflect the performance of the Autocall Index or the Underlying Reference Index as expected due to differences in calculation methods or expenses; and (iv) during market disruptions, the Fund may be unable to enter into new swap agreements or adjust existing positions at favorable prices. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss.

Swap Agreement Termination Risk. A Swap Counterparty may be entitled to terminate the Swap Agreement at its then current market value upon the occurrence of certain extraordinary market events or at its discretion upon notice to the Fund. Under such circumstances, if the Adviser is unable to enter into new Swap Agreements with a suitable Swap Counterparty, the Adviser may recommend to the Board of Trustees to immediately liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote. While shareholder interests will be the paramount consideration in a liquidation under such circumstances, the timing of the liquidation may not be favorable to certain individual shareholders.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. The treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, which may impact the ability of the Fund to satisfy the requirements of Subchapter M of the Code.

●	Qualifying Income. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from “qualifying income,” meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, and, thus, whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the Autocallables as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund’s ability to qualify as a RIC.

●	Asset Diversification. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund’s investments may adversely affect the Fund’s ability to qualify as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

The U.S. federal income tax treatment of the swaps and other derivatives (including the options comprising the Box Spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including mark-to-market accounting, constructive ownership or straddle provisions of the Code, that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Valuation Risk. The complex nature of autocallable structures and volatility-targeted indices may make accurate valuation difficult during market stress, potentially leading to significant premiums or discounts to NAV. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Swap Agreements may become more difficult.

Volatility Target Index Risk. The Underlying Reference Index employs a volatility targeting mechanism which introduces specific risks:

●	Decrement Feature Impact: Because the decrement is deducted regardless of market performance, it creates a constant performance drag that may cause the Index to underperform an otherwise similar equity index that does not include a decrement feature, particularly during periods of modest returns or sideways market conditions;

●	Implied Volatility Limitations: The use of options prices to determine implied volatility may not accurately forecast actual market volatility, potentially resulting in suboptimal allocation decisions;

●	Rebalancing Frequency Risk: The rebalancing schedule may be too infrequent during rapidly changing market conditions, potentially exposing the Fund to higher volatility than targeted; and

●	Participation Limitation: During periods of rising markets that follow volatility spikes, the Underlying Reference Index may maintain reduced equity exposure, potentially limiting the Fund’s participation in market recoveries.

Performance

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 888-852-4281. Performance data current to the most recent month end may be obtained from the Fund’s website at www.mplusfunds.com, or by calling 888-852-4281.

Portfolio Management

Investment Adviser – Alaia Capital, LLC (the “Adviser”)

Trading Sub-Adviser – Tidal Investments LLC (the “Trading Sub-Adviser”)

Portfolio Management Team

●	Stephen Clancy, CFA, FRM, Senior Vice President of Institutional Capital Network, Inc.

●	Charles Guttilla, Senior Vice President of Institutional Capital Network, Inc.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with the Fund’s distributor (the “Distributor”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers.

Information about the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, will be available on the Fund’s web site at www.mplusfunds.com.

Tax Information

The Fund’s distributions (other than return of capital distributions) are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Distributions from a tax-advantaged account may be subject to taxation at ordinary income tax rates when withdrawn from such an account. A return of capital, if any, will lower a shareholder’s tax basis in his or her shares, which may result in a shareholder recognizing more gain (or less loss) when his or her shares are sold.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY – M+ NASDAQ-100 ACCELERATOR AUTOCALL ETF

Investment Objective

The investment objective of the m+ Nasdaq-100 Accelerator Autocall ETF (the “Fund”) is to seek to generate high monthly income while seeking to provide reduced downside risk through exposure to the Barclays Nasdaq-100 Accelerator Autocallable Index (the “Autocall Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay brokerage commissions and incur other charges on their purchases and sales of exchange-traded fund shares, which are not reflected in the Expense Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.70%

1	Estimated based on the expenses the Fund expects to incur for the current fiscal year.
2	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$72	$225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. Because the Fund has not commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in unfunded total return swaps (based on their notional value) that provide exposure to the Barclays Nasdaq-100 Accelerator Autocallable Index (the “Autocall Index”). Cash, cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less related to such swaps will not be counted towards the calculation of the Fund’s net assets with respect to the Fund’s 80% investment policy. The Autocall Index is designed to reflect the performance of a diversified portfolio of synthetic autocallable notes (each an “Autocallable” and the portfolio of Autocallables, the “Index Portfolio”).

Autocallable notes are structured instruments whose payments and repayment of principal are contingent on the performance of a specified underlying reference index. An autocallable note typically has a stated term and includes features that may result in periodic coupon payments, early redemption prior to maturity, or repayment of principal at maturity, depending on market conditions. The terms of autocallable notes, including observation dates, coupon barriers, autocall levels, and downside protection features, are fixed at issuance and may vary across notes. For additional information, please see “How Autocallable Notes Work” below.

The Fund will not attempt to replicate or track the Autocall Index but will, instead, use financial instruments such as total return swaps to gain exposure to the level of the Autocall Index. An unfunded total return swap is a derivative contract under which the Fund obtains economic exposure to the Autocall Index without paying the full notional amount upfront, instead making or receiving payments based on the performance of the Index while generally holding cash or other assets to meet collateral and liquidity requirements. The Fund intends to make periodic distributions to shareholders in amounts that are determined in part by reference to the Autocall Index. The Autocall Index is designed to reflect the collective performance of a portfolio of approximately 60 Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the “Parameters”) as described below within the section entitled “Autocall Index Portfolio Characteristics”.

The Autocall Index is constructed by the third-party index provider using a laddered approach with staggered maturities established in accordance with the index construction methodology, which governs the timing and spacing of maturity dates, and the Fund obtains exposure to the index as constructed without discretion to modify the ladder structure. Individual synthetic components reflected in the index ladder may have different performance outcomes over time due to differences in entry dates, observation schedules, market conditions, and roll timing, all of which are governed by the index rules rather than by Fund level activity.

The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, is contingent and with respect to principal value at maturity, based on the performance of the Barclays US Tech Accelerator 6% Decrement USD ER Index (the “Underlying Reference Index”), which provides exposure of 100% to 400% to the Barclays US Tech Tracker ER Index (the “Futures Index”). When market volatility is relatively low, the Futures Index increases its exposure to equity futures, which can range from 100% up to 400% of its value. As market volatility rises, the Futures Index reduces its exposure.

These adjustments are made automatically as frequently as daily under predefined index rules that are designed to manage risk by responding to changes in volatility. The Futures Index seeks to keep its exposure increases and decreases within a framework that assumes a target volatility level of 40%, meaning that if volatility approaches or exceeds this level, the Futures Index will generally reduce exposure.

The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, and unfunded total return swaps providing exposure to an Autocall Index (the “Swap Agreements”). The investments of the Fund will create an aggregate notional exposure to the Autocall Index approximately equal to 100% of the Fund’s net assets, subject to limitations and/or conditions prescribed by the 1940 Act. In order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its assets to investments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

Each Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each Autocallable) (a “Coupon”), provided that the Underlying Reference Index remains within certain predefined levels. If on specified monthly observation dates, the Underlying Reference Index reaches or exceeds a certain level (the “Autocallable Barrier”) then the Autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Reference Index is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

Accordingly, the potential upside performance of an Autocallable is realized only through the payment of Coupons on applicable observation dates and, upon maturity or early redemption. Because these payments are contingent on the level of the Underlying Reference Index relative to the Autocallable Barrier and Coupon Barrier on the relevant observation dates, they may or may not be paid in any given period. The Fund does not provide participation in the positive performance of the Underlying Reference Index.

Each Autocallable is subject to a 3 month non-callable period from the date of issuance (the “Non-Callable Period”). Each Autocallable incorporates a contingent principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocall Index, and, in turn, investors, be exposed to the full downside performance of the Underlying Reference Index at maturity. Therefore, while Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.

The Fund’s exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocall Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are the principal investment strategies and principal investment risks of the Fund as reflected in this Prospectus. The financial statements of the Subsidiary are consolidated with those of the Fund.

The Fund aggregates direct investments with investments held by the Subsidiary in constructing the Fund’s portfolio and for purposes of the Fund’s investment policies.

In order to qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has determined that only income realized directly from certain sources such as dividends, interest, securities loans, gains from stock or securities or foreign currencies, or other income derived with respect to its business of investing is qualifying income for purposes of qualifying as a RIC. Income realized from other sources (“Bad Income Assets”) is not considered qualifying income to be treated as a RIC. As a result, a fund’s ability to realize income from investments in Bad Income Assets as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the IRS’ position, certain funds seek to gain exposure to Bad Income Assets primarily through investments in a subsidiary, which invests in Bad Income Assets. If a fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If a fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns. The Fund anticipates treating income and gain from the Subsidiary as qualifying income.

Autocall Index Portfolio Characteristics

Each Autocallable in the Autocall Index (the “Index Portfolio”) may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(a)	fixed periodic payments on specified observation dates and/or at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below), but below the Autocallable Barrier; or

(b)	as part of the Autocallables’ return, the Autocall Index, and, in turn, the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.

Each Autocallable in the Index Portfolio will have the following key characteristics/parameters (the “Parameters”):

I. Individual Autocallables: Each Autocallable in the Index Portfolio features (as further set forth in the table below):

●	4 year tenor (Maturity)

●	3 month initial Non-Callable Period from the date of issuance

●	U.S. Dollar denomination

●	70% Maturity Barrier (observed at maturity)

●	70% Coupon Barrier (observed monthly)

●	Contingent Coupon Payment — On a monthly observation date, the level of the Underlying Reference Index is compared to the Coupon Barrier. The Contingent Coupon Payment is made if the Underlying Reference Index is at or above the Coupon Barrier.

●	Direct link to the performance of the Underlying Reference Index

II. Key Components: Each Autocallable in the Index Portfolio has three main components:

●	Call Feature: Upon the expiration of each Autocallable’s Non-Callable Period, the Autocallable will automatically be called prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on a monthly Observation Date.

●	Contingent Coupon: A coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period.

●	Contingent Principal Protection: If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index’s level is above the Maturity Barrier at maturity. If the Underlying Reference Index closes below the

Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.

The underlying Index Portfolio can be potentially rebalanced daily, employing a dynamic roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables, any Coupons that have been paid are reinvested, and any losses incurred have been redistributed in the Index Portfolio.

III. Implementation Mechanism: To efficiently gain exposure to this diversified portfolio of Autocallables, the Fund utilizes:

●	Swap Agreements with Swap Counterparties

●	The Autocall Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (See “The Underlying Reference Index”)

PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Portfolio.
Coupon Barrier	The predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a fixed amount to be paid (the “Coupon”).	70% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the Maturity Date of the Autocallable will result in the full repayment of principal.	70% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier	Monthly
Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier	The maturity date
Observation Date — Contingent Coupon Payment	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier	Monthly
Maturity	The final observation date, on which the Autocallable terminates and the final cash flows are determined	4 years
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Coupon”).	The Coupon rate is established via prevailing current market environments and specific parameters with the Underlying Reference Index.
Number of Notes	Autocallables are added on a pre-determined schedule to maintain diversification across entry points.	Up to 60 autocallables in the index, issued as frequently as daily

Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific observation dates.

With regard to the Maturity Barrier, it should be noted that if, on the Maturity Date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocall Index and, in turn, the Fund.

For example, noting the Maturity Barrier for an Autocallable is 60% of the level of an Underlying Reference Index as of the date the Autocallable is issued:

●	if such Underlying Reference Index of such Autocallable falls by only 10% (which is still above the Maturity Barrier) then the negative performance of the Underlying Reference Index will not reduce amount of principal to be repaid;

●	on the other hand, if such Underlying Reference Index falls by 75% (i.e., to 25% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then, at maturity, the amount of principal to be repaid will have fallen by 75%.

As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocall Index and, in turn, the Fund.

Index Portfolio Management and Rebalancing

The Autocall Index is managed through a systematic process, and the Fund gains exposure to the Autocall Index through the use of Swap Agreements. The Index Portfolio can be potentially rebalanced daily, employing a daily roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables, any Coupons paid are reinvested and losses incurred are redistributed in the Index Portfolio. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining a consistent exposure to a portfolio of approximately 60 Autocallables. Furthermore, by gaining exposure, via the Autocall Index, to the total return of approximately 60 Autocallables with staggered entry points, the Fund creates a diversified portfolio that seeks to (i) smooth income generation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially, lower overall portfolio volatility.

While the Autocall Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements. Swap Counterparties are selected and monitored pursuant to the Adviser’s internal risk management, operational, and compliance processes. It is anticipated that the Fund will have only one Swap Counterparty.

Autocall Index Methodology

The Autocall Index is designed to reflect the performance of a portfolio of Autocallables. The Autocallables in the portfolio follow predetermined terms including a 4 year maturity period from issue date, a 3 month non-call period from the issue date, and coupon payments every month or around that time frame. Each Autocallable features conditional cash flows on specific monthly observation dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% autocallable barrier and 70% principal and 70% coupon barrier percentages. The Autocall Index provider’s pricing model determines the present value of these Autocallables accounting for prevailing market conditions and contemplates the reinvestment of cash flows.

The Autocall Index adds new autocallable positions at an Issue Price of 100 on a periodic basis which can be as frequent as daily to maintain diversification across entry points up to a maximum allowable number of securities. Cash from maturing or redeemed securities is systematically reallocated to existing and new securities added to the portfolio according to predefined rules. The Autocall Index is calculated daily and denominated in U.S. Dollars.

The Autocall Index is composed of a portfolio of Autocallables with the following characteristics:

SPECIFICATION	AUTOCALL INDEX
Underlying Reference Index	Barclays US Tech Accelerator 6% Decrement USD ER Index (BXIIUT4E)
Issue Price	100
Issue Date	Date an Autocallable position is added to Index Portfolio
Maturity Date	4 years from the Issue Date
Non-Call Period	3 months from the Issue Date
Coupon Dates	Monthly (or around that time frame) from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	70%
Coupon Barrier Percentage	70%

The Underlying Reference Index

The Underlying Reference Index seeks to provide variable exposure ranging from 100% to 400% to the Barclays US Tech Tracker ER Index (the “Futures Index”), with higher exposure during periods of lower market volatility and reduced exposure when volatility is higher. The Index is designed to target an overall volatility level of 40%, subject to predefined limits.

The Underlying Reference Index is subject to a 6% per annum decrement, deducted daily, and is calculated as an excess return index (rather than a total return index). The Index is a rules-based proprietary index owned by Barclays Bank PLC.

The Futures Index itself is designed to track the excess return of a notional, continuously maintained rolling position in the front-month E-mini Nasdaq-100 futures contract, with contracts rolled forward as they approach expiration.

To achieve its volatility target, the Underlying Reference Index adjusts its exposure to the Futures Index each business day based on recent market volatility. Exposure is calculated as 40% divided by the realized volatility of the Futures Index, with the resulting exposure capped at 400% and floored at 100%.

Realized volatility is measured using exponentially weighted moving averages of daily returns, which place greater emphasis on more recent market movements while still reflecting longer-term trends (using short-term and long-term half-lives, such as approximately 5 and 21 business days).

Methodology

The Underlying Reference Index applies an exposure (the “Index Exposure”) of between 100% and 400% to the Futures Index, with the aim of increasing exposure (subject to the maximum exposure) when the realized volatility of the Futures Index is relatively lower and decreasing exposure (subject to the minimum exposure) when the realized volatility of the Futures Index is relatively higher. The Index Exposure is not adjusted according to a predetermined schedule. Each day, the Index determines a new target exposure to the Futures Index, but it will adjust its exposure only if the change from the current level is material. An exposure adjustment is made only when the target exposure differs from the current exposure by at least 40% on an absolute basis, meaning smaller day-to-day changes do not trigger a rebalance.

The target exposure is determined based on the ratio of the volatility threshold and the realized volatility of the Futures Index. The realized volatility of the Futures Index is further determined based on the short-term realized volatility of the Futures Index and the long-term realized volatility of the Futures Index. The short-term realized volatility and long-term realized volatility of the Futures Index on an Index Business Day are calculated based on the daily returns of the Futures Index, with half-lives of 5 and 21 days, respectively.

The Underlying Reference Index is calculated daily according to the above methodology to reflect:

●	the change in the level of the Futures Index scaled by the Index Exposure as of the prior day; and

●	the deduction of the 6% per annum decrement that has accrued since the prior day and is calculated using the number of calendar days since the prior day divided by 365.

The Underlying Reference Index is calculated in U.S. dollars.

Other Information on the Fund’s Investment Strategy

Total Return Swaps – A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the Underlying Reference Index is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the Underlying Reference Index, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. The use of total return swaps may add leverage to the Fund’s portfolio.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency. As with any investment, the Fund’s returns will vary and you could lose money.

Authorized Participant Risk. Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ Distributor (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Autocallable Structure Risk. The Fund’s returns are correlated to the performance of a portfolio of Autocallables notes reflected by the Autocall Index. Autocallables have specific structural features that may be unfamiliar to many investors.

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Contingent Income Risk. Coupon payments from the Autocallables are not guaranteed and will not be made if the Underlying Reference Index falls below the Coupon Barrier on observation dates. This means the Fund may generate significantly less income than anticipated during market downturns. If a contingent coupon is not paid due to the Reference Index breaching the applicable Coupon Barrier, the expected income from the Fund’s investments may decline, which may also adversely affect the reference index valuation, the Fund’s net asset value and the market price of the Fund’s shares.

Early Redemption Risk. Autocallables in the Index Portfolio may be called before their scheduled maturity if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on observation dates. This automatic early redemption could force reinvestment of that portion of the Index Portfolio at lower rates if market yields have declined.

Barrier Risk. Each Autocallable in the Index Portfolio includes a Maturity Barrier, expressed as a percentage of the level of the Underlying Reference Index on the date the Autocallable is issued. If, on the Maturity Date, the level of the Underlying Reference Index is at or above the Maturity Barrier, the principal amount of that Autocallable is generally returned in full.

If the Underlying Reference Index falls below the Maturity Barrier at maturity, the conditional protection provided by the Autocallable no longer applies, and the Autocallable becomes fully exposed to the negative performance of the Underlying Reference Index measured from its initial level. In that case, the principal amount repaid will decline by the same percentage as the decline in the Underlying Reference Index.

This structure results in a “binary outcome” at maturity, meaning that there are effectively two distinct results: either principal is returned in full if the Underlying Reference Index remains above the Maturity Barrier, or principal is reduced by the full amount of the Underlying Reference Index’s decline if the Maturity Barrier is breached. As a result, relatively modest additional declines in the Underlying Reference Index below the Maturity Barrier can lead to sudden and significant losses of principal.

For example, if the Maturity Barrier for an Autocallable is set at 60% of the level of the Underlying Reference Index at issuance, and the Underlying Reference Index has declined by 75% by the Maturity Date (i.e., to 25% of its initial level, which is below the Maturity Barrier), the principal amount repaid on that Autocallable would be reduced by 75%.

Because the Fund obtains exposure to Autocallables through the performance of the Index Portfolio under one or more Swap Agreements, any principal losses realized by one or more Autocallables will reduce the level of the Autocall Index and, in turn, negatively affect the value of the Fund.

Calculation Methodology Risk. The Underlying Reference Index and the Autocall Index employ complex calculation methodologies that may not perform as expected under certain market conditions.

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. The Fund also risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Correlation Risk. The Fund’s return is not likely to match the expected returns of the Index Portfolio or the return of the Autocall Index for a number of reasons, including the payment of periodic distributions to investors, operating expenses, transaction costs, cash management, market conditions, and differences in calculation methodologies.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts (primarily Swap Agreements) entered into by the Fund. The Fund’s exposure to the Index Portfolio is obtained entirely through Swap Agreements with swap counterparties. If a swap counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

Swap Agreements generally require counterparties to post collateral based on the mark-to-market exposure of the swaps, which is intended to help mitigate counterparty credit risk. However, collateralization may not fully protect the Fund in all circumstances, including during periods of rapid market movements, operational failures, or if a counterparty becomes insolvent or otherwise fails to perform its obligations.

Because the Fund’s holdings consist primarily of contractual claims against swap counterparties rather than direct holdings of securities, the Fund may be particularly vulnerable to counterparty failure generally and related to the counterparty’s performance obligations. Even temporary disruptions in a counterparty’s ability to perform under a Swap Agreement could negatively affect Fund performance. In addition, the Fund may have substantial exposure to a single swap counterparty, which may increase the Fund’s sensitivity to adverse developments affecting that counterparty.

Credit/Default Risk. Credit risk is the risk that an issuer, guarantor, or counterparty is unable or unwilling to make timely payments, satisfy contractual obligations, or otherwise honor its commitments. Changes in the financial condition of a counterparty, adverse economic, market, or political developments, or other factors may increase the risk of default and negatively affect the value of the Fund’s investments.

To the extent the Fund enters into Swap Agreements, the Fund is exposed to the credit risk of the applicable swap counterparties. Although such swap arrangements typically include collateral posting requirements intended to reduce counterparty credit exposure, there can be no assurance that collateral will be sufficient to cover all losses in the event of a counterparty default, particularly during periods of market stress or following insolvency proceedings.

Credit rating downgrades, defaults, or other adverse credit events involving a counterparty may reduce the Fund’s income and negatively affect the value of the Fund’s shares.

Cybersecurity Risk. As part of its business, the Adviser processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk. Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives involves leverage, market, counterparty, liquidity, operational, and legal risks. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Distribution Risk. The Fund seeks to make monthly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. A return of capital may reduce a shareholder’s adjusted tax basis in Fund shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Fund shares. To the extent such monthly distributions are a return of capital, the distributions should not be considered the dividend yield or total return of an investment in Fund shares.

Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. The securities markets are volatile. The Fund’s exposure to the Underlying Reference Index subjects it to risks associated with equity markets. The value of the Underlying Reference Index may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the U.S. equity markets generally or particular segments of the market. If the market prices of the securities to which the Underlying Reference Index is exposed decline, the value of your investment in the Fund will decline.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

○	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Highly Volatile Markets Risk. The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Index Risk. The Underlying Reference Index employs a volatility targeting mechanism which may not perform as expected. The Underlying Reference Index may reduce equity exposure during periods that subsequently see strong equity performance, potentially limiting upside participation. The use of implied volatility rather than realized volatility may not accurately predict future market volatility. The rebalancing frequency may not respond quickly enough to rapid market changes. The decrement feature reduces index performance by a fixed percentage and may cause the Underlying Reference Index to underperform during low-return environments.

There can be no guarantee that the Underlying Reference Index or the Autocall Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Reference Index or the Autocall Index to implement the Fund’s principal investment strategies indefinitely. If necessary, the Adviser or the Fund’s Board of Trustees may substitute the Autocall Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will perform in a manner similar to the Underlying Reference Index or the Autocall Index, as applicable. Unavailability of either index could affect adversely the ability of the Fund to achieve its investment objective. In addition, the Fund’s investments in derivatives relating to the Autocall Index may underperform the return of the Autocall Index.

Simulated Performance Risk. Certain information regarding the Autocall Index (including information that may be available in Fund documents, marketing materials, or on the Fund’s website) may reflect simulated, hypothetical, or back-tested performance rather than actual performance. Simulated performance results are generally prepared by applying the Autocall Index’s methodology retroactively to historical market data and do not represent the results of actual trading. Such results are achieved through the retroactive application of a model designed with the benefit of hindsight and may reflect assumptions that would not have been available at the time the Autocall Index was originally constituted.

Simulated performance has inherent limitations and may overstate or understate the impact of certain market factors, including market volatility, liquidity constraints, transaction costs, and other factors that may affect actual performance. In addition, simulated results do not reflect the effect of Fund fees and expenses or the Fund’s actual portfolio management, and there can be no assurance that the index or the Fund will achieve results similar to those shown by simulated performance.

Interest Rate Risk. As interest rates rise, the value of fixed income securities are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable.

Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Investment in a Subsidiary. As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary, organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Code and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere in the Fund’s Prospectus and SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in the SAI), the Fund intends to limit its investments in such subsidiary to 25% of the Fund’s total assets at the end of each taxable quarter.

Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the Fund’s Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and SAI and could negatively affect the Fund and its shareholders.

Laddered Portfolio Risk. The laddered portfolio strategy may not perform as expected if market conditions remain unfavorable over an extended period, multiple Autocallable instruments may experience losses simultaneously and/or the weekly rebalancing mechanism may result in suboptimal entry points during rapidly changing markets.

Legislation and Regulatory Risk. The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Liquidity Risk. Liquidity risk exists when particular investments would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund or in the Index Portfolio may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because, as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Swap Agreement Risk. Swap agreements are a type of derivative instrument that subjects the Fund to counterparty credit, liquidity, and correlation risks, including that: (i) the Fund may not be able to enter into replacement swap agreements in the event a current swap is terminated (ii) unfunded swap agreements may involve greater leverage risks than funded swaps; (iii) the swap agreement may not reflect the performance of the Autocall Index or the Underlying Reference Index as expected due to differences in calculation methods or expenses; and (iv) during market disruptions, the Fund may be unable to enter into new swap agreements or adjust existing positions at favorable prices. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss.

Swap Agreement Termination Risk. A Swap Counterparty may be entitled to terminate the Swap Agreement at its then current market value upon the occurrence of certain extraordinary market events or at its discretion upon notice to the Fund. Under such circumstances, if the Adviser is unable to enter into new Swap Agreements with a suitable Swap Counterparty, the Adviser may recommend to the Board of Trustees to immediately liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote. While shareholder interests will be the paramount consideration in a liquidation under such circumstances, the timing of the liquidation may not be favorable to certain individual shareholders.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company under Subchapter M of the Code.

The treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, which may impact the ability of the Fund to satisfy the requirements of Subchapter M of the Code.

●	Qualifying Income. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from “qualifying income,” meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, and, thus, whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the Autocallables as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund’s ability to qualify as a RIC.

●	Asset Diversification. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund’s investments may adversely affect the Fund’s ability to qualify as a RIC.

If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

The U.S. federal income tax treatment of the swaps and other derivatives (including the options comprising the Box Spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including mark-to-market accounting, constructive ownership or straddle provisions of the Code, that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Valuation Risk. The complex nature of autocallable structures and volatility-targeted indices may make accurate valuation difficult during market stress, potentially leading to significant premiums or discounts to NAV. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Swap Agreements may become more difficult.

Volatility Target Index Risk. The Underlying Reference Index employs a volatility targeting mechanism which introduces specific risks:

●	Decrement Feature Impact: Because the decrement is deducted regardless of market performance, it creates a constant performance drag that may cause the Index to underperform an otherwise similar equity index that does not include a decrement feature, particularly during periods of modest returns or sideways market conditions.;

●	Implied Volatility Limitations: The use of options prices to determine implied volatility may not accurately forecast actual market volatility, potentially resulting in suboptimal allocation decisions;

●	Rebalancing Frequency Risk: The rebalancing schedule may be too infrequent during rapidly changing market conditions, potentially exposing the Fund to higher volatility than targeted; and

●	Participation Limitation: During periods of rising markets that follow volatility spikes, the Underlying Reference Index may maintain reduced equity exposure, potentially limiting the Fund’s participation in market recoveries.

Performance

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 888-852-4281. Performance data current to the most recent month end may be obtained from the Fund’s website at www.mplusfunds.com, or by calling 888-852-4281.

Portfolio Management

Investment Adviser – Alaia Capital, LLC (the “Adviser’)

Trading Sub-Adviser – Tidal Investments LLC (the “Trading Sub-Adviser”)

Portfolio Management Team

●	Stephen Clancy, CFA, FRM, Senior Vice President of Institutional Capital Network, Inc.

●	Charles Guttilla, Senior Vice President of Institutional Capital Network, Inc.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with the Fund’s distributor (the “Distributor”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the The Nasdaq Stock Market LLC (“Nasdaq”) (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers.

Information about the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, will be available on the Fund’s web site at www.mplusfunds.com.

Tax Information

The Fund’s distributions (other than return of capital distributions) are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Distributions from a tax-advantaged account may be subject to taxation at ordinary income tax rates when withdrawn from such an account. A return of capital, if any, will lower a shareholder’s tax basis in his or her shares, which may result in a shareholder recognizing more gain (or less loss) when his or her shares are sold.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY – M+ DUALYIELD AUTOCALL ETF

Investment Objective

The investment objective of the m+ DualYield Autocall ETF (the “Fund”) is to seek to generate high monthly income while seeking to provide reduced downside risk through exposure to the S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR (the “Autocall Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay brokerage commissions and incur other charges on their purchases and sales of exchange-traded fund shares, which are not reflected in the Expense Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.70%

1	Estimated based on the expenses the Fund expects to incur for the current fiscal year.
2	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$72	$225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. Because the Fund has not commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in unfunded total return swaps (based on their notional value) that provide exposure to the S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR (the “Autocall Index”). Cash, cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less related to such swaps will not be counted towards the calculation of the Fund’s net assets with respect to the Fund’s 80% investment policy. The Autocall Index is designed to reflect the performance of a diversified portfolio of synthetic autocallable notes (each an “Autocallable” and the portfolio of Autocallables, the “Index Portfolio”).

Autocallable notes are structured instruments whose payments and repayment of principal are contingent on the performance of a specified underlying reference index. An autocallable note typically has a stated term and includes features that may result in periodic coupon payments, early redemption prior to maturity, or repayment of principal at maturity, depending on market conditions. The terms of autocallable notes, including observation dates, coupon barriers, autocall levels, and downside protection features, are fixed at issuance and may vary across notes. For additional information, please see “How Autocallable Notes Work” below.

The Fund will not attempt to replicate or track the Autocall Index but will, instead, use financial instruments such as total return swaps to gain exposure to the level of the Autocall Index. The Fund intends to make periodic distributions to shareholders in amounts that are determined in part by reference to the Autocall Index. The Autocall Index is designed to reflect the collective performance of a portfolio of 52 to 312 Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the “Parameters”) as described below within the section entitled “Autocall Index Portfolio Characteristics”.

The Autocall Index is constructed by the third-party index provider using a laddered approach with staggered maturities established in accordance with the index construction methodology, which governs the timing and spacing of maturity dates, and the Fund obtains exposure to the index as constructed without discretion to modify the ladder structure. Individual synthetic components reflected in the index ladder may have different performance outcomes over time due to differences in entry dates, observation schedules, market conditions, and roll timing, all of which are governed by the index rules rather than by Fund level activity.

The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, is contingent and with respect to principal value at maturity, based on the performance of the S&P 500 Futures 40% Defined Volatility 6% Decrement Index II (USD) ER (the “Underlying Reference Index”), which provides volatility adjusted exposure to E-Mini S&P 500 futures contracts. The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, and unfunded total return swaps providing exposure to an Autocall Index (the “Swap Agreements”). The investments of the Fund will create an aggregate notional exposure to the Autocall Index approximately equal to 100% of the Fund’s net assets, subject to limitations and/or conditions prescribed by the 1940 Act] In order to meet its margin requirements on the Swap Agreements, the Fund may allocate a significant portion of its assets to investments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

Each Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each Autocallable) (a “Coupon”), provided that the Underlying Reference Index remains within certain predefined levels. If on specified monthly observation dates, the Underlying Reference Index reaches or exceeds a certain level (the “Autocallable Barrier”) then the Autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Reference Index is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

In addition, upon the early redemption of an Autocallable or at its maturity, an additional redemption amount may be payable if the level of the Underlying Reference Index is at or above the Autocallable Barrier on the applicable observation date. Any such additional redemption amount, if paid, is determined based on a predefined participation in the positive performance of the Underlying Reference Index, as specified in the terms of the Autocallable.

Accordingly, the potential upside performance of an Autocallable is realized only through the payment of Coupons on applicable observation dates and, where applicable, any Additional Redemption Amount upon maturity or early redemption. Because these payments are contingent on the level of the Underlying Reference Index relative to the Autocallable Barrier and Coupon Barrier on the relevant observation dates, they may or may not be paid in any given period. The Fund only provides partial participation in the positive performance of the Underlying Reference Index through the Additional Redemption Amount which may not occur.

Each Autocallable is subject to a 52 week (1 year) non-callable period from the date of issuance (the “Non-Callable Period”). Each Autocallable incorporates a contingent principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocall Index, and, in turn, investors, be exposed to the full downside performance of the Underlying Reference Index at maturity. Therefore, while Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.

The Fund’s exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocall Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are the principal investment strategies and principal investment risks of the Fund as reflected in this Prospectus. The financial statements of the Subsidiary are consolidated with those of the Fund.

The Fund aggregates direct investments with investments held by the Subsidiary in constructing the Fund’s portfolio and for purposes of the Fund’s investment policies.

In order to qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has determined that only income realized directly from certain sources such as dividends, interest, securities loans, gains from stock or securities or foreign currencies, or other income derived with respect to its business of investing is qualifying income for purposes of qualifying as a RIC. Income realized from other sources (“Bad Income Assets”) is not considered qualifying income to be treated as a RIC. As a result, a fund’s ability to realize income from investments in Bad Income Assets as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the IRS’ position, certain funds seek to gain exposure to Bad Income Assets primarily through investments in a subsidiary, which invests in Bad Income Assets. If a fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If a fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns. The Fund anticipates treating income and gain from the Subsidiary as qualifying income.

Autocall Index Portfolio Characteristics

Each Autocallable in the Autocall Index (the “Index Portfolio”) may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(a)	fixed periodic payments on specified observation dates and/or at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below); or

(b)	as part of the Autocallables’ return, the Autocall Index, and, in turn, the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.

Each Autocallable in the Index Portfolio will have the following key characteristics/parameters (the “Parameters”):

I. Individual Autocallables: Each Autocallable in the Index Portfolio features (as further set forth in the table below):

●	312-week (6 year) tenor (Maturity)

●	52-week (1 year) initial Non-Callable Period from the date of issuance

●	U.S. Dollar denomination

●	60% Maturity Barrier (observed at maturity)

●	60% Coupon Barrier (observed monthly)

●	Contingent Coupon Payment — Predetermined date on which the level of the Underlying Reference Index is compared to the Coupon Barrier. Coupon levels determined by prevailing market conditions with reference to the Underlying Reference Index at the time a given Autocallable is added to the Index Portfolio.

●	Additional Redemption Amount — Upon the expiration of an Autocallable, an additional redemption amount may be paid if, on a Monthly Observation Date or the Final Valuation Date, the level of the Underlying Reference Index is at or above the Autocallable Barrier. The Additional Redemption Amount is equal to the greater of zero and 50% of the Underlying Reference Index performance, measured from the Issue Date of that Autocallable. (see Autocall Index Methodology)

●	Direct link to the performance of the Underlying Reference Index

II. Key Components: Each Autocallable in the Index Portfolio has three main components:

●	Call Feature: Upon the expiration of each Autocallable’s Non-Callable Period, the Autocallable will automatically be called prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on a monthly Observation Date.

●	Contingent Coupon: A coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period.

●	Contingent Principal Protection: If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index’s level is above the Maturity Barrier at maturity. If the Underlying Reference Index closes below the Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.

The underlying Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables.

III. Implementation Mechanism: To efficiently gain exposure to this diversified portfolio of Autocallables, the Fund utilizes:

●	Swap Agreements with Swap Counterparties

●	The Autocall Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (See “The Underlying Reference Index”)

PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the closing value of the Underlying Reference Index as at the date the Autocallable was included in the Portfolio.
Coupon Barrier	The predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a fixed amount to be paid (the “Coupon”).	60% of the closing value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the Maturity Date of the Autocallable will result in the full repayment of principal.	60% of the closing value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier	Monthly
Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier	The maturity date
Observation Date — Contingent Coupon Payment	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier	Monthly
Maturity	The final observation date, on which the Autocallable terminates and the final cash flows are determined	6 years
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Coupon”).	The Coupon rate is established via prevailing current market environments and specific parameters with the Underlying Reference Index.
Additional Redemption Participation Rate	The percentage number that determines the participation rate on the performance of the Underlying Reference Index used to determine the Additional Redemption Amount to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Additional Redemption Amount”).	50%
Number of Notes	Autocallables are added on a pre-determined schedule to maintain diversification across entry points.	Approximately 52 to312 Autocallables in the Index Portfolio, issued as frequently as weekly

Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific observation dates.

With regard to the Maturity Barrier, it should be noted that if, on the Maturity Date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocall Index and, in turn, the Fund.

For example, noting the Maturity Barrier for an Autocallable is 60% of the level of an Underlying Reference Index as of the date the Autocallable is issued:

●	if such Underlying Reference Index of such Autocallable falls by only 10% (which is still above the Maturity Barrier) then the negative performance of the Underlying Reference Index will not reduce amount of principal to be repaid;

●	on the other hand, if such Underlying Reference Index falls by 75% (i.e., to 25% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then, at maturity, the amount of principal to be repaid will have fallen by 75%.

As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocall Index and, in turn, the Fund.

Index Portfolio Management and Rebalancing

The Autocall Index is managed through a systematic process, and the Fund gains exposure to the Autocall Index through the use of Swap Agreements. The Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining a consistent exposure to a portfolio of approximately 52 to 312 Autocallables. Furthermore, by gaining exposure, via the Autocall Index, to the total return of approximately 52 to 312 Autocallables with staggered entry points, the Fund creates a diversified portfolio that seeks to (i) smooth income generation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially, lower overall portfolio volatility.

While the Autocall Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements. Swap Counterparties are selected and monitored pursuant to the Adviser’s internal risk management, operational, and compliance processes. It is anticipated that the Fund will have only one Swap Counterparty.

Autocall Index Methodology

The Autocall Index is designed to reflect the performance of a portfolio of Autocallables. The Autocallables in the portfolio follow predetermined terms including a 312-week (6 years) maturity period from issue date, a 52-week (1 year) non-call period from the issue date, and coupon payments every four (4) weeks. Each Autocallable features conditional cash flows on specific monthly observation dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% autocallable barrier and 60% principal and coupon barrier percentages. The Autocall Index provider’s pricing model determines the present value of these Autocallables accounting for prevailing market conditions and contemplates the reinvestment of cash flows.

Additional Redemption Amount. Upon the expiration of an Autocallable, an additional redemption amount may be paid if, on a Monthly Observation Date or the Final Valuation Date, the level of the Underlying Reference Index is at or above the Autocallable Barrier. When this condition is met, the redemption amount includes, in addition to principal, an increment equal to 50% of the positive performance of the Underlying Reference Index, measured from the Issue Date of that Autocallable.

The 50% participation rate is fixed pursuant to the Autocall Index methodology and is applied mechanically based on index levels, without discretion. Any additional redemption amount that is realized is reflected in, and compounded through, the return of the Autocall Index in accordance with its cash balance and reinvestment mechanics.

Because the additional redemption amount provides only partial participation in positive performance of the Underlying Reference Index, the Fund may underperform the Underlying Reference Index during periods of strong market appreciation. The participation feature is not capped, but the participation rate is fixed at 50%.

The Autocall Index rebalances at preset intervals (weekly), adding one new Autocallable at each rebalance date at an Issue Price of 100. To maintain diversification, the Autocall Index applies concentration limits through an allocation cap that restricts the weight of any individual synthetic autocallable note to 5%. Cash from maturing or redeemed securities is systematically reallocated across the portfolio according to predefined rules. The Autocall Index is calculated daily, rebalanced weekly and is denominated in U.S. Dollars.

The Autocall Index is composed of a portfolio of Autocallables with the following characteristics:

SPECIFICATION	AUTOCALL INDEX
Underlying Reference Index	S&P 500 Futures 40% Defined Volatility 6% Decrement Index II (USD) ER (SPFVAT4E)
Issue Price	100
Issue Date	Date an Autocallable position is added to Index Portfolio
Maturity Date	312 weeks (6 years) from the Issue Date
Non-Call Period	52 weeks (1 year) from the Issue Date
Coupon Dates	Every four weeks from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	60%
Coupon Barrier Percentage	60%
Additional Redemption Amount	50% participation rate on the performance of the Underlying Reference Index

The Underlying Reference Index

The Underlying Reference Index is designed to provide volatility adjusted exposure to E-Mini S&P 500 futures contracts (the “Equity Component”) by targeting an implied volatility of 40%, subject to a 6% decrement per annum. Unlike traditional equity indices that maintain fixed allocations, this index dynamically adjusts exposure based on market volatility conditions. During calm or typical market environments, the Underlying Reference Index increases exposure to equity futures, while during volatile market periods, the Underlying Reference Index reduces exposure to equity futures. Unlike other volatility target indices that rebalance daily based on realized volatility, this Underlying Reference Index rebalances weekly (at the end of each week) based on 1 week implied volatility derived from S&P 500 Index (“SPX”) weekly options prices. This approach seeks to maintain a more consistent risk profile across varying market conditions while potentially reducing drawdowns during market stress and improving risk-adjusted returns over time.

The Underlying Reference Index is a rules-based, systematic index designed to provide dynamic exposure to U.S. large-capitalization equities while employing a volatility management methodology that seeks to maintain a target volatility level. The Underlying Reference Index dynamically adjusts exposure between the Equity Component and a cash position based on prevailing market volatility conditions.

Underlying Reference Index

Methodology

The Underlying Reference Index employs a sophisticated approach to stabilizing volatility and dividend risk via:

1.	Volatility Target: Maintains a predetermined volatility target of 40%, which helps create a more stable risk profile across varying market conditions.

2.	Dynamic Exposure Adjustment: Calculates exposure to the Equity Component based on the ratio of the target volatility to the observed market volatility, with a maximum exposure cap of 5x (500%) exposure to the Equity Component. Exposure is implemented via E-mini S&P 500 futures contracts.

3.	Forward-Looking Volatility Measurement: Utilizes options market data to determine a near-term, forward-looking volatility level as implied by the listed options market, specifically using SPX options.

4.	Weekly Rebalancing: The Underlying Reference Index rebalances weekly (on the last trading day of each week), with the leverage factor recalculated based on the prevailing volatility conditions.

5.	Decrement: The Underlying Reference Index includes a fixed synthetic dividend (or “decrement”) of 6% per annum, which is applied daily to the Index value. This daily decrement equals the 6% annual rate divided by 360 days (approximately 0.0167% per day) and is subtracted from the Index return regardless of the actual dividends paid by the constituent securities.

Index Construction and Calculation

The Underlying Reference Index is calculated daily according to the following methodology:

1.	The Fair Value (market-implied level) of the at-the-money (“ATM”) implied volatility referenced by the Underlying Reference Index is calculated using current options market data for SPX (S&P 500 Index) options and represents the level of implied volatility reflected in prevailing market prices, which serves as a forward-looking measure of expected market volatility.

2.	The leverage is determined as the ratio of the volatility target (40%) to the Fair Value of the ATM Implied Volatility referenced by the Underlying Reference Index, subject to the maximum exposure constraint of 5x.

3.	The Underlying Reference Index exposure is adjusted based on this leverage calculation, providing higher exposure when market volatility is low and lower exposure when market volatility is high.

4.	The Underlying Reference Index rebalances weekly to maintain the targeted volatility profile, with adjustments made based on the most recent volatility readings.

The Underlying Reference Index is calculated in U.S. dollars.

Each synthetic Autocallable references a volatility-targeted index that increases exposure to equity futures during calmer market conditions and reduces exposure during more volatile periods. This approach is intended to help stabilize the risk profile and smooth income over time, although it may limit participation in rapidly rising markets and will not prevent losses. The Underlying Reference Index also applies a fixed decrement (a set reduction representing dividends), which, together with volatility targeting, is designed to produce more predictable behavior that can support pricing and risk management in structured product applications.

Other Information on the Fund’s Investment Strategy

Total Return Swaps – A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the Underlying Reference Index is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the Underlying Reference Index, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. The use of total return swaps may add leverage to the Fund’s portfolio.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency. As with any investment, the Fund’s returns will vary and you could lose money.

Authorized Participant Risk. Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ Distributor (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Autocallable Structure Risk. The Fund’s returns are correlated to the performance of a portfolio of Autocallables reflected by the Autocall Index. Autocallables have specific structural features that may be unfamiliar to many investors.

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Contingent Income Risk. Coupon payments from the Autocallables are not guaranteed and will not be made if the Underlying Reference Index falls below the Coupon Barrier on observation dates. This means the Fund may generate significantly less income than anticipated during market downturns. If a contingent coupon is not paid due to the Reference Index breaching the applicable Coupon Barrier, the expected income from the Fund’s investments may decline, which may also adversely affect the reference index valuation, the Fund’s net asset value and the market price of the Fund’s shares.

Early Redemption Risk. Autocallables in the Index Portfolio may be called before their scheduled maturity if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on observation dates. This automatic early redemption could force reinvestment of that portion of the Index Portfolio at lower rates if market yields have declined.

Barrier Risk. Each Autocallable in the Index Portfolio includes a Maturity Barrier, expressed as a percentage of the level of the Underlying Reference Index on the date the Autocallable is issued. If, on the Maturity Date, the level of the Underlying Reference Index is at or above the Maturity Barrier, the principal amount of that Autocallable is generally returned in full.

If the Underlying Reference Index falls below the Maturity Barrier at maturity, the conditional protection provided by the Autocallable no longer applies, and the Autocallable becomes fully exposed to the negative performance of the Underlying Reference Index measured from its initial level. In that case, the principal amount repaid will decline by the same percentage as the decline in the Underlying Reference Index.

This structure results in a “binary outcome” at maturity, meaning that there are effectively two distinct results: either principal is returned in full if the Underlying Reference Index remains above the Maturity Barrier, or principal is reduced by the full amount of the Underlying Reference Index’s decline if the Maturity Barrier is breached. As a result, relatively modest additional declines in the Underlying Reference Index below the Maturity Barrier can lead to sudden and significant losses of principal.

For example, if the Maturity Barrier for an Autocallable is set at 60% of the level of the Underlying Reference Index at issuance, and the Underlying Reference Index has declined by 75% by the Maturity Date (i.e., to 25% of its initial level, which is below the Maturity Barrier), the principal amount repaid on that Autocallable would be reduced by 75%.

Because the Fund obtains exposure to Autocallables through the performance of the Index Portfolio under one or more Swap Agreements, any principal losses realized by one or more Autocallables will reduce the level of the Autocall Index and, in turn, negatively affect the value of the Fund.

Calculation Methodology Risk. The Underlying Reference Index and the Autocall Index employ complex calculation methodologies that may not perform as expected under certain market conditions.

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. The Fund also risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Correlation Risk. The Fund’s return is not likely to match the expected returns of the Index Portfolio or the return of the Autocall Index for a number of reasons, including the payment of periodic distributions to investors, operating expenses, transaction costs, cash management, market conditions, and differences in calculation methodologies.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts (primarily Swap Agreements) entered into by the Fund. The Fund’s exposure to the Index Portfolio is obtained entirely through Swap Agreements with swap counterparties. If a swap counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

Swap Agreements generally require counterparties to post collateral based on the mark-to-market exposure of the swaps, which is intended to help mitigate counterparty credit risk. However, collateralization may not fully protect the Fund in all circumstances, including during periods of rapid market movements, operational failures, or if a counterparty becomes insolvent or otherwise fails to perform its obligations.

Because the Fund’s holdings consist primarily of contractual claims against swap counterparties rather than direct holdings of securities, the Fund may be particularly vulnerable to counterparty failure generally and related to the counterparty’s performance obligations. Even temporary disruptions in a counterparty’s ability to perform under a Swap Agreement could negatively affect Fund performance. In addition, the Fund may have substantial exposure to a single swap counterparty, which may increase the Fund’s sensitivity to adverse developments affecting that counterparty.

Credit/Default Risk. Credit risk is the risk that an issuer, guarantor, or counterparty is unable or unwilling to make timely payments, satisfy contractual obligations, or otherwise honor its commitments. Changes in the financial condition of a counterparty, adverse economic, market, or political developments, or other factors may increase the risk of default and negatively affect the value of the Fund’s investments.

To the extent the Fund enters into Swap Agreements, the Fund is exposed to the credit risk of the applicable swap counterparties. Although such swap arrangements typically include collateral posting requirements intended to reduce counterparty credit exposure, there can be no assurance that collateral will be sufficient to cover all losses in the event of a counterparty default, particularly during periods of market stress or following insolvency proceedings.

Credit rating downgrades, defaults, or other adverse credit events involving a counterparty may reduce the Fund’s income and negatively affect the value of the Fund’s shares.

Cybersecurity Risk. As part of its business, the Adviser processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk. Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives involves leverage, market, counterparty, liquidity, operational, and legal risks. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Distribution Risk. The Fund seeks to make monthly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. A return of capital may reduce a shareholder’s adjusted tax basis in Fund shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Fund shares. To the extent such monthly distributions are a return of capital, the distributions should not be considered the dividend yield or total return of an investment in Fund shares.

Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. The securities markets are volatile. The Fund’s exposure to the Underlying Reference Index subjects it to risks associated with equity markets. The value of the Underlying Reference Index may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the U.S. equity markets generally or particular segments of the market. If the market prices of the securities to which the Underlying Reference Index is exposed decline, the value of your investment in the Fund will decline.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

○	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Highly Volatile Markets Risk. The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Index Risk. The Underlying Reference Index employs a volatility targeting mechanism which may not perform as expected. The Underlying Reference Index may reduce equity exposure during periods that subsequently see strong equity performance, potentially limiting upside participation. The use of implied volatility rather than realized volatility may not accurately predict future market volatility. The rebalancing frequency may not respond quickly enough to rapid market changes. The decrement feature reduces index performance by a fixed percentage and may cause the Underlying Reference Index to underperform during low-return environments.

There can be no guarantee that the Underlying Reference Index or the Autocall Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Reference Index or the Autocall Index to implement the Fund’s principal investment strategies indefinitely. If necessary, the Adviser or the Fund’s Board of Trustees may substitute the Autocall Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will perform in a manner similar to the Underlying Reference Index or the Autocall Index, as applicable. Unavailability of either index could affect adversely the ability of the Fund to achieve its investment objective. In addition, the Fund’s investments in derivatives relating to the Autocall Index may underperform the return of the Autocall Index.

Simulated Performance Risk. Certain information regarding the Autocall Index (including information that may be available in Fund documents, marketing materials, or on the Fund’s website) may reflect simulated, hypothetical, or back-tested performance rather than actual performance. Simulated performance results are generally prepared by applying the Autocall Index’s methodology retroactively to historical market data and do not represent the results of actual trading. Such results are achieved through the retroactive application of a model designed with the benefit of hindsight and may reflect assumptions that would not have been available at the time the Autocall Index was originally constituted.

Simulated performance has inherent limitations and may overstate or understate the impact of certain market factors, including market volatility, liquidity constraints, transaction costs, and other factors that may affect actual performance. In addition, simulated results do not reflect the effect of Fund fees and expenses or the Fund’s actual portfolio management, and there can be no assurance that the index or the Fund will achieve results similar to those shown by simulated performance.

Interest Rate Risk. As interest rates rise, the value of fixed income securities are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable.

Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Investment in a Subsidiary. As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary, organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Code and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere in the Fund’s Prospectus and SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in the SAI), the Fund intends to limit its investments in such subsidiary to 25% of the Fund’s total assets at the end of each taxable quarter.

Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the Fund’s Prospectus and SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and SAI and could negatively affect the Fund and its shareholders.

Laddered Portfolio Risk. The laddered portfolio strategy may not perform as expected if market conditions remain unfavorable over an extended period, multiple Autocallable instruments may experience losses simultaneously and/or the weekly rebalancing mechanism may result in suboptimal entry points during rapidly changing markets.

Legislation and Regulatory Risk. The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Liquidity Risk. Liquidity risk exists when particular investments would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund or in the Index Portfolio may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because, as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Swap Agreement Risk. Swap agreements are a type of derivative instrument that subjects the Fund to counterparty credit, liquidity, and correlation risks, including that: (i) the Fund may not be able to enter into replacement swap agreements in the event a current swap is terminated (ii) unfunded swap agreements may involve greater leverage risks than funded swaps; (iii) the swap agreement may not reflect the performance of the Autocall Index or the Underlying Reference Index as expected due to differences in calculation methods or expenses; and (iv) during market disruptions, the Fund may be unable to enter into new swap agreements or adjust existing positions at favorable prices. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss.

Swap Agreement Termination Risk. A Swap Counterparty may be entitled to terminate the Swap Agreement at its then current market value upon the occurrence of certain extraordinary market events or at its discretion upon notice to the Fund. Under such circumstances, if the Adviser is unable to enter into new Swap Agreements with a suitable Swap Counterparty, the Adviser may recommend to the Board of Trustees to immediately liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote. While shareholder interests will be the paramount consideration in a liquidation under such circumstances, the timing of the liquidation may not be favorable to certain individual shareholders.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. The treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, which may impact the ability of the Fund to satisfy the requirements of Subchapter M of the Code.

●	Qualifying Income. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from “qualifying income,” meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, and, thus, whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the Autocallables as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund’s ability to qualify as a RIC.

●	Asset Diversification. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund’s investments may adversely affect the Fund’s ability to qualify as a RIC.

If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

The U.S. federal income tax treatment of the swaps and other derivatives (including the options comprising the Box Spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including mark-to-market accounting, constructive ownership or straddle provisions of the Code, that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Valuation Risk. The complex nature of autocallable structures and volatility-targeted indices may make accurate valuation difficult during market stress, potentially leading to significant premiums or discounts to NAV. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Swap Agreements may become more difficult.

Volatility Target Index Risk. The Underlying Reference Index employs a volatility targeting mechanism which introduces specific risks:

●	Decrement Feature Impact: Because the decrement is deducted regardless of market performance, it creates a constant performance drag that may cause the Index to underperform an otherwise similar equity index that does not include a decrement feature, particularly during periods of modest returns or sideways market conditions.;

●	Implied Volatility Limitations: The use of options prices to determine implied volatility may not accurately forecast actual market volatility, potentially resulting in suboptimal allocation decisions;

●	Rebalancing Frequency Risk: The rebalancing schedule may be too infrequent during rapidly changing market conditions, potentially exposing the Fund to higher volatility than targeted; and

●	Participation Limitation: During periods of rising markets that follow volatility spikes, the Underlying Reference Index may maintain reduced equity exposure, potentially limiting the Fund’s participation in market recoveries.

Performance

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 888-852-4281. Performance data current to the most recent month end may be obtained from the Fund’s website at www.mplusfunds.com, or by calling 888-852-4281.

Portfolio Management

Investment Adviser – Alaia Capital, LLC (the “Adviser”)

Trading Sub-Adviser – Tidal Investments LLC (the “Trading Sub-Adviser”)

Portfolio Management Team

●	Stephen Clancy, CFA, FRM, Senior Vice President of the Institutional Capital Network, Inc.

●	Charles Guttilla, Senior Vice President of Institutional Capital Network, Inc.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with the Fund’s distributor (the “Distributor”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers.

Information about the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, will be available on the Fund’s web site at www.mplusfunds.com.

Tax Information

The Fund’s distributions (other than return of capital distributions) are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Distributions from a tax-advantaged account may be subject to taxation at ordinary income tax rates when withdrawn from such an account. A return of capital, if any, will lower a shareholder’s tax basis in his or her shares, which may result in a shareholder recognizing more gain (or less loss) when his or her shares are sold.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY – M+ DYNABUFFER ETF

Investment Objective

The investment objective of the m+ DynaBuffer ETF (the “Fund”) is to seek to generate levered upside exposure to SPY ETF Trust, up to a cap, while seeking to provide reduced downside risk through the HSBC DynaBuffer US Large Cap Index (the “Buffer Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay brokerage commissions and incur other charges on their purchases and sales of exchange-traded fund shares, which are not reflected in the Expense Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.70%

1	Estimated based on the expenses the Fund expects to incur for the current fiscal year.
2	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$72	$225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. Because the Fund has not commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in unfunded total return swaps (based on their notional value) that provide exposure to the HSBC DynaBuffer US Large Cap Index (the “Buffer Index”). Cash, cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less related to such swaps will not be counted towards the calculation of the Fund’s net assets with respect to the Fund’s 80% investment policy. The Buffer Index is designed to reflect the performance of a diversified portfolio of synthetic buffer notes that each provide buffered and capped exposure to the performance of SPY ETF by referencing a portfolio of options on SPY ETF (each a “Buffer Note” and the portfolio of Buffer Notes, the “Index Portfolio”).

Buffered notes are structured instruments designed to provide investors with limited protection against declines in a specified underlying reference index while offering a defined level of upside participation, subject to stated terms. The terms of buffered notes, including the buffer level, upside participation rate, maximum return, and term, are fixed at issuance and may vary among notes. For additional information, please see “How Buffer Notes Work” below.

The Fund will not attempt to replicate or track the Buffer Index but will, instead, use financial instruments such as total return swaps to gain exposure to the level of the Buffer Index. An unfunded total return swap is a derivative contract under which the Fund obtains economic exposure to the Buffer Index without paying the full notional amount upfront, instead making or receiving payments based on the performance of the Index while generally holding cash or other assets to meet collateral and liquidity requirements. The Buffer Index is designed to reflect the collective performance of a portfolio of 156 3-year Buffer Notes on the SPY ETF arranged in a laddered structure with staggered entry points aiming to maximize upside participation with downside protection. Each of these 3-year Buffer Notes are dynamically rebalanced on a quarterly basis. This approach seeks to smooth timing risks and delivers more consistent outcomes.

The Buffer Index is constructed by the third-party index provider using a laddered approach with staggered maturities established in accordance with the index construction methodology, which governs the timing and spacing of maturity dates, and the Fund obtains exposure to the index as constructed without discretion to modify the ladder structure. Individual synthetic components reflected in the index ladder may have different performance outcomes over time due to differences in entry dates, observation schedules, market conditions, and roll timing, all of which are governed by the index rules rather than by Fund level activity.

The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, and unfunded total return swaps providing exposure to the Buffer Index (the “Swap Agreements”). The investments of the Fund will create an aggregate notional exposure to the Buffer Index approximately equal to 100% of the Fund’s net assets, subject to limitations and/or conditions prescribed by the 1940 Act. In order to meet its margin requirements on the Swap Agreements, the Fund may allocate a significant portion of its assets to investments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

The Fund’s exposure to the Buffer Notes is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Buffer Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Cash inflows to the Fund and outflows from the Fund affect the Fund’s notional exposure under the Swap Agreements but do not alter the construction, composition or operation of the Buffer Index, which is determined solely by the index methodology. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Buffer Notes via one or more derivative instruments. Swap Counterparties are selected and monitored pursuant to the Adviser’s internal risk management, operational, and compliance processes. It is anticipated that the Fund will have only one Swap Counterparty.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Buffer Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are the principal investment strategies and principal investment risks of the Fund as reflected in this Prospectus. The financial statements of the Subsidiary are consolidated with those of the Fund.

The Fund aggregates direct investments with investments held by the Subsidiary in constructing the Fund’s portfolio and for purposes of the Fund’s investment policies.

In order to qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has determined that only income realized directly from certain sources such as dividends, interest, securities loans, gains from stock or securities or foreign currencies, or other income derived with respect to its business of investing is qualifying income for purposes of qualifying as a RIC. Income realized from other sources (“Bad Income Assets”) is not considered qualifying income to be treated as a RIC. As a result, a fund’s ability to realize income from investments in Bad Income Assets as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the IRS’ position, certain funds seek to gain exposure to Bad Income Assets primarily through investments in a subsidiary, which invests in Bad Income Assets. If a fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If a fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns. The Fund anticipates treating income and gain from the Subsidiary as qualifying income.

Buffer Index Portfolio Characteristics

The Buffer Index is composed of approximately 156 Buffer Notes, each of which consists of a portfolio of put and call options referencing the SPY ETF. Each Buffer Note includes a call spread with a three-year term (the “Call Spread Leg”) and a short put spread with a three-month term (the “Put Spread Leg”).

The Buffer Notes are issued on a weekly, laddered basis, with one new Buffer Note added to the Index each week while one existing Buffer Note matures, resulting in a continuously maintained portfolio of approximately 156 concurrent Buffer Notes. As a result, at any point in time, the Index reflects Buffer Notes with staggered issuance dates, market entry levels, and remaining maturities, which is intended to reduce reliance on market conditions at any single point in time and is expected to produce a smoother pattern of upside participation and downside protection over time relative to holding a single Buffer Note.

The put spread component of each Buffer Note is dynamically reset on a scheduled quarterly basis, which is intended to refresh the downside buffer to more recent market levels and may help mitigate the impact of large market moves occurring early in a Buffer Note’s life while maintaining upside participation.

Once a Buffer Note is added to the Index, its key economic terms—such as its upside participation rate, buffer level, and maturity date—are otherwise fixed for the life of the Buffer Note, other than the scheduled quarterly put spread reset. The Index, and any corresponding swap exposure, continuously reflects both existing Buffer Notes held in the Index and the addition of new Buffer Notes each week, rather than resetting or replacing the portfolio in its entirety.

I. Individual Buffer Notes: Each Buffer Note in the Buffer Index reflects a weekly issued, 3-year synthetic buffered note on SPY ETF with a Call Spread Leg and a Put Spread Leg:

●	Call Spread Leg: 1.5x Levered Upside Participation to SPY ETF (3-year Tenor)

○	The Call Spread Leg is sized at 1.5x notional of the Buffer Note principal and provides 1.5x leveraged upside participation to SPY ETF up to a construction determined cap (the “upper strike”).

○	The Call Spread Leg consists of a long position in a 3-year call spread referencing SPY ETF, an equal amount of:

■	long call options with a strike price equal to the then-current at-the-money price

■	short call options with a strike price set at the highest achievable price pursuant to the budget (the “upper strike”)

○	The upper strike is determined via a budget-based construction process to achieve the highest possible upper strike cap (described under Methodology).

■	In the event that the SPY ETF has gains in excess of the cap, the Buffer Note will not participate in those gains beyond the cap.

●	Put Spread Leg: Downside Buffered Participation to SPY ETF (13-week tenor, reset quarterly for 3-years)

○	The Put Spread Leg is sized a 1x notional of the Buffer Note principal and provides 1x downside participation to the SPY ETF below a targeted 10% buffer from the then-current at-the-money price and generates premium income that contributes to the budget.

■	The first 10% of losses from declines in the SPY ETF are absorbed by the buffer.

■	If the SPY ETF declines by more than 10% from its initial level, investors will experience losses on a one-for-one basis beyond the buffer amount, subject to the terms of the put spread.

○	The Put Spread Leg consists of a short position in a put spread referencing SPY ETF with a 13-week maturity, an equal amount of:

■	short put options with a strike price 10% lower than then-current at-the-money price

■	long put options with a strike price 65% lower than then-current at-the-money price.

○	This mechanism provides a quarterly “reset” feature.

■	Every 13 weeks, the Put Spread Leg is unwound, and replaced with a new 13-week put spread set with a strike designed to target 10% downside protection from current market levels.

Hypothetical Sensitivity of Call Spread leg:

3-year Reference Return	Potential Call Spread Performance
30.00%	Up to 1.5x upside exposure subject to restriking and cap
10.00%	Up to 1.5x upside exposure subject to restriking
-10.00%	No participation
-30.00%	No participation

Hypothetical Sensitivity of Put Spread leg:

13-week Reference Return	Potential Put Spread Performance
15.00%	No participation
5.00%	No participation
-5.00%	Buffer of -10%
-15.00%	1x loss beyond buffer

II. Key Components of Each Buffer Note: Each Buffer Note includes three structural components:

●	Buffer Loss Feature (Downside Protection)

○	Each Note provides approximately 10% downside buffer, delivered through the short put spread. Losses begin only if SPY ETF declines beyond the buffered threshold.

●	Enhanced Upside Participation with Cap

○	The Note targets 1.5x participation in the positive performance of SPY ETF, achieved through the long call spread.

■	Participation is enhanced up to a construction determined cap (the “upper strike”), set at issuance via option pricing budget constraints.

■	The level of the cap depends on market conditions at issuance—higher market volatility or interest rates may result in a lower upper strike, while more favorable conditions may allow for a higher upper strike.

●	Laddered Outcomes

○	The combination of weekly issuance and quarterly put spread resets across 156 overlapping Buffer Notes is intended to:

■	Reduce path dependence by spreading market entry points and buffer resets across many different dates, rather than concentrating exposure at a single point in time or market level.

■	Smooth outcomes over time by holding Buffer Notes with staggered issuance dates, buffers, and remaining maturities, which may help offset the impact of short-term market volatility in any individual Buffer Note

■	Reduce sensitivity to reinvestment dates by continuously adding new Buffer Notes and dynamically resetting downside buffers, limiting the effect that unfavorable market conditions on any single issuance or reset date may have on overall Index performance.

III. Implementation Mechanism: The Fund gains exposure to the Buffer Index through one or more total return swap agreements with qualified financial institutions (“Swap Counterparties”).

●	Under these agreements, the Fund receives (or pays) the total return of the Buffer Index.

This approach is intended to allow the Fund to efficiently replicate the diversified performance of the 156 position Buffer Note portfolio without directly purchasing listed or OTC derivatives.

Buffer Index Methodology

The Buffer Index is a rules based index designed to systematically construct a diversified portfolio of Buffer Notes. Its methodology includes:

●	Weekly Buffer Note Construction

○	Every week, a new Buffer Note is created with three year maturity. At issuance:

■	The Note is allocated an initial notional value of $1.00.

■	A Zero Coupon Price (e.g., $0.80) is computed based on current risk free rates to determine how much capital must be held aside to ensure $1.00 principal payoff at maturity.

■	A Total Put Premium estimate (e.g., $0.15) is calculated based on modelled expectations of put spread premiums collected during quarterly reset events.

○	Together these determine:

■	Amount Available to Spend = (1 − Zero Coupon Price) + Total Put Premium

■	$1.00 − $0.80 + $0.15 = $0.35 Available to Spend

●	Upside Call Spread Construction

○	To determine the call spread:

■	A 3-year at-the-money (“ATM”) call option price is obtained.

■	Out of the money (“OTM”) call strikes are priced across a range.

■	The upper strike chosen to preserve budget neutrality (no additional spend):

●	1.5 × (Price of 3-year Call Spread) = Amount Available to Spend

●	Example target: Find upper strike such that 1.5 × (Call ATM – Call Upper) = $0.35

●	This ensures the leveraged call spread fits the Note’s construction budget.

●	Downside Put Spread Construction & Quarterly “buffer reset”

○	The Buffer Note includes a short 13-month put spread whose width targets approximately a 10% buffer.

■	Every 13 weeks, the existing put spread is unwound.

■	A new 13-week put spread is entered:

●	short put options with a strike price 10% lower than then-current ATM price

●	long put options with a strike price 65% lower than then-current ATM price

■	This creates a systematic quarterly reset mechanism that adapts to current market levels.

●	Treatment of Call Spread at Quarterly Reset

○	Unlike the put spread, the call spread is not reset quarterly.

■	If SPY ETF > initial strike at a reset date:

●	The lower call strike is rolled up to at-the-money.

●	The upper strike is recalculated to maintain prior notional and cost consistency.

■	If SPY ETF < initial strike, the existing call spread is retained.

○	This mechanism preserves the upside leverage while adjusting to market gains.

●	Laddered Portfolio & Rebalancing

This systematic ladder is created by adding a new Buffer Note to the Index each week and allowing existing Buffer Notes to mature on a rolling weekly basis. As a result, the Fund’s exposure is spread across multiple issuance dates rather than being tied to a single entry point, which helps reduce the impact of adverse market timing and smooth investment outcomes over time.

○	The Index maintains 156 Buffer Notes, one for each weekly position.

■	Each week:

●	One Note matures and exits the Index.

●	One new Note is issued and added.

■	Each quarter:

●	Roughly 13 put spreads reset across the 156 Buffer Notes.

○	This systematic ladder:

■	Smooths return distributions by spreading exposure across multiple overlapping Buffer Notes with different start dates and maturities, rather than concentrating exposure in a single issuance.

■	Reduces timing and reinvestment risk by ensuring that an investor’s experience is not dependent on market conditions prevailing at any one specific start date.

■	Provides more stable exposure to enhanced upside and buffered downside protection by continuously rotating exposure through new and maturing Buffer Notes across varying market environments.

●	Index Calculation

○	The Index level reflects:

■	The aggregated mark to market valuations of all 156 Buffer Notes,

■	Adjusted for reinvestment of matured positions,

■	Incorporating option pricing inputs including SPY ETF levels, volatility surfaces, forward curves, and rates.

○	The Index is calculated daily and expressed in USD.

SPY ETF

All information contained in this prospectus regarding the SPDR® S&P 500® ETF Trust (the “SPY”), including, without limitation, its make-up, method of calculation and changes in its components, has been derived from publicly available information. Such information reflects the policies of, and is subject to change by, State Street Global Advisors Trust Company, as trustee of the SPY, and PDR Services, LLC (wholly owned by NYSE Euronext), as sponsor of the SPY. Information provided to or filed with the Securities and Exchange Commission (the “Commission”) by the SPY pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 can be located by reference to Commission file numbers 033-46080 and 811-06125, respectively, through the Commission’s website at www.sec.gov. Information provided to or filed with the Commission can also be inspected and copied at the public reference facility maintained by the Commission. None of this publicly available information is incorporated by reference into this prospectus. Neither the Fund nor the Adviser nor the Sub-Adviser has undertaken any independent review or due diligence of such information.

The SPY’s objective is to provide investment results that, before expenses, generally correspond to the price and yield performance of the Description of the S&P 500® Index (the “Underlying Index”). The Underlying Index includes a representative sample of 500 companies in leading industries of the U.S. economy. The returns of the SPY may be affected by certain management fees and other expenses, which are detailed in its prospectus.

S&P 500® Index

The S&P 500 Index includes five hundred selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. Current information regarding the market value of the S&P 500 Index is available from market information services. The S&P 500 Index is determined, comprised and calculated without regard to the Fund.

Other Information on the Fund’s Investment Strategy

Total Return Swaps – A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the Buffer Index is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the Buffer Index, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. The use of total return swaps may add leverage to the Fund’s portfolio.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency. As with any investment, the Fund’s returns will vary and you could lose money.

Authorized Participant Risk. Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ Distributor (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Buffer Structure Risk. The Fund’s returns are correlated to the performance of a portfolio of Buffer Notes reflected by the Buffer Index. Buffer Notes have specific structural features that may be unfamiliar to many investors and are designed to provide limited downside protection only up to a predetermined buffer threshold.

The buffer is intended to absorb losses in the SPY ETF only up to that specified level. If losses in the SPY ETF exceed the buffer threshold, the investor bears the full amount of losses beyond the buffer, which may result in a substantial decline in the value of the Buffer Notes. As a result, during significant market downturns, the Fund may experience large and rapid declines in value, and investors may lose a significant portion, or all, of their investment.

Capped Upside Return Risk. Each Buffer Note in the Buffer Index has a predefined cap on its upside potential that is determined at the time the Buffer Note is issued and remains fixed for the life of that note. As a result, if the SPY ETF appreciates beyond the applicable cap of a particular Buffer Note, that Buffer Note will not participate in gains above the cap, and the excess positive performance of the SPY ETF will not be reflected in the return of that note.

Because the Fund holds a laddered portfolio of many Buffer Notes issued at different times, each with its own cap based on market conditions at issuance, the overall upside participation of the Fund is structurally limited and may vary over time. During periods of strong or rapidly rising equity markets, the Fund may significantly underperform the SPY ETF or other equity investments without capped return features, as gains above the caps applicable to the Buffer Notes will not be captured.

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Calculation Methodology Risk. The Buffer Index employs complex calculation methodologies that may not perform as expected under certain market conditions.

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. The Fund also risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Correlation Risk. The Fund’s return is not likely to match the expected returns of the Index Portfolio or the return of the Buffer Index for a number of reasons, including operating expenses, transaction costs, cash management, market conditions, and differences in calculation methodologies.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts (primarily Swap Agreements) entered into by the Fund. The Fund’s exposure to the Index Portfolio is obtained entirely through Swap Agreements with swap counterparties. If a swap counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

Swap Agreements generally require counterparties to post collateral based on the mark-to-market exposure of the swaps, which is intended to help mitigate counterparty credit risk. However, collateralization may not fully protect the Fund in all circumstances, including during periods of rapid market movements, operational failures, or if a counterparty becomes insolvent or otherwise fails to perform its obligations.

Because the Fund’s holdings consist primarily of contractual claims against swap counterparties rather than direct holdings of securities, the Fund may be particularly vulnerable to counterparty failure generally and related to the counterparty’s performance obligations. Even temporary disruptions in a counterparty’s ability to perform under a Swap Agreement could negatively affect Fund performance. In addition, the Fund may have substantial exposure to a single swap counterparty, which may increase the Fund’s sensitivity to adverse developments affecting that counterparty.

Credit/Default Risk. Credit risk is the risk that an issuer, guarantor, or counterparty is unable or unwilling to make timely payments, satisfy contractual obligations, or otherwise honor its commitments. Changes in the financial condition of a counterparty, adverse economic, market, or political developments, or other factors may increase the risk of default and negatively affect the value of the Fund’s investments.

To the extent the Fund enters into Swap Agreements, the Fund is exposed to the credit risk of the applicable swap counterparties. Although such swap arrangements typically include collateral posting requirements intended to reduce counterparty credit exposure, there can be no assurance that collateral will be sufficient to cover all losses in the event of a counterparty default, particularly during periods of market stress or following insolvency proceedings.

Credit rating downgrades, defaults, or other adverse credit events involving a counterparty may reduce the Fund’s income and negatively affect the value of the Fund’s shares.

Cybersecurity Risk. As part of its business, the Adviser processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk. Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives involves leverage, market, counterparty, liquidity, operational, and legal risks. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. The securities markets are volatile. The Fund’s indirect exposure to the SPY ETF subjects it to risks associated with equity markets. The value of the SPY ETF may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the U.S. equity markets generally or particular segments of the market. If the market prices of the securities SPY ETF holds decline, the value of your investment in the Fund will decline.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

○	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Highly Volatile Markets Risk. The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Index Risk. There can be no guarantee that the Buffer Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Buffer Index to implement the Fund’s principal investment strategies indefinitely. If necessary, the Adviser or the Fund’s Board of Trustees may substitute the Buffer Index with another index or reference security that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index or reference security so selected will perform in a manner similar to the Buffer Index. Unavailability could affect adversely the ability of the Fund to achieve its investment objective. In addition, the Fund’s investments in derivatives relating to the Buffer Index may underperform the return of the Buffer Index.

Interest Rate Risk. As interest rates rise, the value of fixed income securities are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable.

Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Investment in a Subsidiary. As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary, organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to the Buffer Index within the limitations of Subchapter M of the Code and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere in the Fund’s Prospectus and SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in the SAI), the Fund intends to limit its investments in such subsidiary to 25% of the Fund’s total assets at the end of each taxable quarter.

Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the Fund’s Prospectus and SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and SAI and could negatively affect the Fund and its shareholders.

Laddered Portfolio Risk. The laddered portfolio strategy may not perform as expected if market conditions remain unfavorable over an extended period, multiple Buffer Notes may experience losses simultaneously and/or the weekly rebalancing mechanism may result in suboptimal entry points during rapidly changing markets.

Legislation and Regulatory Risk. The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Liquidity Risk. Liquidity risk exists when particular investments would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund or in the Index Portfolio may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because, as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Rolling and Timing Risk. The Fund’s investment strategy relies on a laddered portfolio of synthetic instruments that are added and replaced through a systematic rolling process. While this approach is designed to reduce concentration risk and mitigate exposure to any single market entry point, it may nevertheless result in suboptimal entry timing, particularly during periods of rapidly changing or stressed market conditions. Market conditions at the time new positions are added may adversely affect future income payments or principal outcomes. In addition, unfavorable market conditions persisting across multiple roll periods may negatively impact the overall performance of the Fund.

Simulated Performance Risk. Certain information regarding the Buffer Index (including information that may be available in Fund documents, marketing materials, or on the Fund’s website) may reflect simulated, hypothetical, or back‑tested performance rather than actual performance. Simulated performance results are generally prepared by applying the Buffer Index’s methodology retroactively to historical market data and do not represent the results of actual trading. Such results are achieved through the retroactive application of a model designed with the benefit of hindsight and may reflect assumptions that would not have been available at the time the Buffer Index was originally constituted.

Simulated performance has inherent limitations and may overstate or understate the impact of certain market factors, including market volatility, liquidity constraints, transaction costs, and other factors that may affect actual performance. In addition, simulated results do not reflect the effect of Fund fees and expenses or the Fund’s actual portfolio management, and there can be no assurance that the Buffer Index or the Fund will achieve results similar to those shown by simulated performance.

Swap Agreement Risk. Swap agreements are a type of derivative instrument that subjects the Fund to counterparty credit, liquidity, and correlation risks, including that: (i) the Fund may not be able to enter into replacement swap agreements in the event a current swap is terminated (ii) unfunded swap agreements may involve greater leverage risks than funded swaps; (iii) the swap agreement may not reflect the performance of the Buffer Index as expected due to differences in calculation methods or expenses; and (iv) during market disruptions, the Fund may be unable to enter into new swap agreements or adjust existing positions at favorable prices. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss.

Swap Agreement Termination Risk. A Swap Counterparty may be entitled to terminate the Swap Agreement at its then current market value upon the occurrence of certain extraordinary market events or at its discretion upon notice to the Fund. Under such circumstances, if the Adviser is unable to enter into new Swap Agreements with a suitable Swap Counterparty, the Adviser may recommend to the Board of Trustees to immediately liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote. While shareholder interests will be the paramount consideration in a liquidation under such circumstances, the timing of the liquidation may not be favorable to certain individual shareholders.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. The treatment of the swaps and other derivatives that provide exposure to the Buffer Notes is not entirely clear, which may impact the ability of the Fund to satisfy the requirements of Subchapter M of the Code.

●	Qualifying Income. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from “qualifying income,” meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the Buffer Notes is not entirely clear, and, thus, whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the Buffer Notes as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund’s ability to qualify as a RIC.

●	Asset Diversification. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund’s investments may adversely affect the Fund’s ability to qualify as a RIC.

If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

The U.S. federal income tax treatment of the swaps and other derivatives (including the options comprising the Box Spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including mark-to-market accounting, constructive ownership or straddle provisions of the Code, that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Valuation Risk. The complex nature of buffer note structures may make accurate valuation difficult during market stress, potentially leading to significant premiums or discounts to NAV. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Swap Agreements may become more difficult.

Performance

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 888-852-4281. Performance data current to the most recent month end may be obtained from the Fund’s website at www.mplusfunds.com, or by calling 888-852-4281.

Portfolio Management

Investment Adviser – Alaia Capital, LLC (the “Adviser”)

Trading Sub-Adviser – Tidal Investments LLC (the “Trading Sub-Adviser”)

Portfolio Management Team

●	Stephen Clancy, CFA, FRM, Senior Vice President of Institutional Capital Network, Inc.

●	Charles Guttilla, Senior Vice President of Institutional Capital Network, Inc.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with the Fund’s distributor (the “Distributor”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. (“Cboe”) (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers.

Information about the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, will be available on the Fund’s web site at www.mplusfunds.com.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Distributions from a tax-advantaged account may be subject to taxation at ordinary income tax rates when withdrawn from such an account. A return of capital, if any, will lower a shareholder’s tax basis in his or her shares, which may result in a shareholder recognizing more gain (or less loss) when his or her shares are sold.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT EACH FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of each Fund is set forth below. Each Fund’s investment objective and 80% test is not fundamental and may be changed without shareholder approval. Each Fund will provide 60 days’ advance notice of any change in its investment objective or 80% test.

Fund	Objective
m+ Income Momentum Autocall ETF	Seeks to generate high monthly income while seeking to provide reduced downside risk through exposure to S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER (the “Autocall Index”).
m+ Nasdaq-100 Accelerator Autocall ETF	Seeks to generate high monthly income while seeking to provide reduced downside risk through exposure to the Barclays Nasdaq-100 Accelerator Autocallable Index (the “Autocall Index”).
m+ DualYield Autocall ETF	Seeks to generate high monthly income while seeking to provide reduced downside risk through exposure to the S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR (the “Autocall Index”).
m+ DynaBuffer ETF	Seeks to generate levered upside exposure to SPY ETF Trust, up to a cap, while seeking to provide reduced downside risk through the HSBC DynaBuffer US Large Cap Index (the “Buffer Index”).

Principal Investment Strategies

m+ INCOME MOMENTUM AUTOCALL ETF

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in unfunded total return swaps (based on their notional value) that provide exposure to the S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER (the “Autocall Index”). Cash, cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less related to such swaps will not be counted towards the calculation of the Fund’s net assets with respect to the Fund’s 80% investment policy. An autocallable note is a type of structured note (debt instrument) issued by a bank that pays periodic coupons and may be redeemed early (“autocalled”) if a referenced asset (such as a stock, index, or basket) meets specified performance conditions on preset observation dates. The Fund will not attempt to replicate or track the Autocall Index but will, instead, use financial instruments such as total return swaps to gain exposure to the level of the Autocall Index. An unfunded total return swap is a derivative contract under which the Fund obtains economic exposure to the Autocall Index without paying the full notional amount upfront, instead making or receiving payments based on the performance of the Index while generally holding cash or other assets to meet collateral and liquidity requirements. The Fund intends to make periodic distributions to shareholders in amounts that are determined in part by reference to the Autocall Index. The Autocall Index is designed to reflect the collective performance of a portfolio of up to 52 Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the “Parameters”) as described below within the section entitled “Autocall Index Portfolio Characteristics”.

The Autocall Index is constructed by the third-party index provider using a laddered approach with staggered maturities established in accordance with the index construction methodology, which governs the timing and spacing of maturity dates, and the Fund obtains exposure to the index as constructed without discretion to modify the ladder structure. Individual synthetic components reflected in the index ladder may have different performance outcomes over time due to differences in entry dates, observation schedules, market conditions, and roll timing, all of which are governed by the index rules rather than by Fund level activity.

The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, is contingent and with respect to principal value at maturity, based on the performance of the S&P U.S. Equity Momentum 40% VT 4% Decrement Index (the “Underlying Reference Index”), which provides exposure to U.S. equities using a momentum‑based approach, while targeting a 40% volatility level and applying a fixed 4% annual deduction (see “Underlying Reference Index” below). The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, and unfunded total return swaps providing exposure to an Autocall Index (the “Swap Agreements”). The investments of the Fund will create an aggregate notional exposure to the Autocall Index approximately equal to 100% of the Fund’s net assets, subject to limitations and/or conditions prescribed by the 1940 Act. In order to meet its margin requirements on the Swap Agreements, the Fund may allocate a significant portion of its assets to investments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

Each Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each Autocallable) (a “Coupon”), provided that the Underlying Reference Index remains within certain predefined levels. If on specified monthly observation dates, the Underlying Reference Index reaches or exceeds a certain level (the “Autocallable Barrier”) then the Autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Reference Index is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

Accordingly, the potential upside performance of an Autocallable is realized only through the payment of Coupons on applicable observation dates and, upon maturity or early redemption. Because these payments are contingent on the level of the Underlying Reference Index relative to the Autocallable Barrier and Coupon Barrier on the relevant observation dates, they may or may not be paid in any given period. The Fund does not provide participation in the positive performance of the Underlying Reference Index.

Each Autocallable is subject to up to a 6 month non-callable period from the date of issuance (the “Non-Callable Period”). Each Autocallable incorporates a contingent principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocall Index, and, in turn, investors, be exposed to the full downside performance of the Underlying Reference Index at maturity. Therefore, while Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.

The Fund’s exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocall Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are the principal investment strategies and principal investment risks of the Fund as reflected in this Prospectus. The financial statements of the Subsidiary are consolidated with those of the Fund.

The Fund aggregates direct investments with investments held by the Subsidiary in constructing the Fund’s portfolio and for purposes of the Fund’s investment policies.

In order to qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has determined that only income realized directly from certain sources such as dividends, interest, securities loans, gains from stock or securities or foreign currencies, or other income derived with respect to its business of investing is qualifying income for purposes of qualifying as a RIC. Income realized from other sources (“Bad Income Assets”) is not considered qualifying income to be treated as a RIC. As a result, a fund’s ability to realize income from investments in Bad Income Assets as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the IRS’ position, certain funds seek to gain exposure to Bad Income Assets primarily through investments in a subsidiary, which invests in Bad Income Assets. If a fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If a fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns. The Fund anticipates treating income and gain from the Subsidiary as qualifying income.

Autocall Index Portfolio Characteristics

Each Autocallable in the Autocall Index (the “Index Portfolio”) may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(a)	fixed periodic payments on specified observation dates and/or at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below); or

(b)	as part of the Autocallables’ return, the Autocall Index, and, in turn, the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.

Each Autocallable in the Index Portfolio will have the following key characteristics/parameters (the “Parameters”):

I. Individual Autocallables: Each Autocallable in the Index Portfolio features (as further set forth in the table below):

●	5 year tenor (Maturity)

●	6 month initial Non-Callable Period from the date of issuance

●	U.S. Dollar denomination

●	60% Maturity Barrier (observed at maturity)

●	60% Coupon Barrier (observed monthly)

●	Contingent Coupon Payment — On a monthly observation date, the level of the Underlying Reference Index is compared to the Coupon Barrier. The Contingent Coupon Payment is made if the Underlying Reference Index is at or above the Coupon Barrier.

●	Coupon Memory (Contingent Coupon Feature) — If a Contingent Coupon Payment is not made on a monthly observation date because the level of the Underlying Reference Index is below the Coupon Barrier, that unpaid Contingent Coupon Payment may be made on a subsequent monthly payment date, provided that the level of the Underlying Reference Index is at or above the Coupon Barrier on that later observation date. Once a previously unpaid Contingent Coupon Payment is paid, it will not be paid again on any future payment date.

●	Direct link to the performance of the Underlying Reference Index

II. Key Components: Each Autocallable in the Index Portfolio has three main components:

●	Call Feature: Upon the expiration of each Autocallable’s Non-Callable Period, the Autocallable will automatically be called prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on a monthly Observation Date.

●	Contingent Coupon: A coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period. The Coupon Memory feature may apply to missed Contingent Coupon Payments.

●	Contingent Principal Protection: If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index’s level is above the Maturity Barrier at maturity. If the Underlying Reference Index closes below the Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.

The underlying Index Portfolio will be rebalanced periodically, employing a roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables.

III. Implementation Mechanism: To efficiently gain exposure to this diversified portfolio of Autocallables, the Fund utilizes:

●	Swap Agreements with Swap Counterparties

●	The Autocall Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (for information regarding the Index Portfolio, see “The Underlying Reference Index”)

PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Portfolio.
Coupon Barrier	The predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a predetermined amount to be paid (the “Coupon”).	60% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio

Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the Maturity Date of the Autocallable will result in the full repayment of principal.	60% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier	Monthly
Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier	The maturity date
Observation Date — Contingent Coupon Payment	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier	Monthly
Maturity	The final observation date, on which the Autocallable terminates and the final cash flows are determined	5 years
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Coupon”).	The Coupon rate is determined at issuance. See also Coupon Memory below.
Coupon Memory	If a Coupon is not paid on a Contingent Coupon Payment Observation Date because the level of the Underlying Reference Index is below the Coupon Barrier, the unpaid Coupon may be paid on a subsequent Coupon Payment Date, provided that the level of the Underlying Reference Index is at or above the Coupon Barrier on that later Observation Date. Once a previously unpaid Coupon is paid, it will not be paid again.	May apply on an Observation Date for Contingent Coupon Payment
Number of Notes	Autocallables are added on a pre-determined schedule to maintain diversification across entry points.	Up to 52 Autocallables in the Index Portfolio, issued as frequently as weekly

Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific observation dates.

With regard to the Maturity Barrier, it should be noted that if, on the Maturity Date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocall Index and, in turn, the Fund.

For example, noting the Maturity Barrier for an Autocallable is 60% of the level of an Underlying Reference Index as of the date the Autocallable is issued:

●	if such Underlying Reference Index of such Autocallable falls by only 10% (which is still above the Principal Barrier) then the negative performance of the Underlying Reference Index will not reduce amount of principal to be repaid;

●	on the other hand, if such Underlying Reference Index falls by 75% (i.e., to 25% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then, at maturity, the amount of principal to be repaid will have fallen by 75%.

As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocall Index and, in turn, the Fund.

Index Portfolio Management and Rebalancing

The Autocall Index is managed through a systematic process, and the Fund gains exposure to the Autocall Index through the use of Swap Agreements. The Index Portfolio will be rebalanced periodically, employing a roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables. Additionally, the Autocall Index systematically downsizes dated Autocallables in order to restrike part of the notional from underperforming Autocallables into new Autocallables with pricing terms calculated in line with prevailing market conditions. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining a consistent exposure to a portfolio of up to 52 Autocallables. Furthermore, by gaining exposure, via the Autocall Index, to the total return of up to 52 Autocallables with staggered entry points, the Fund creates a diversified portfolio that seeks to (i) smooth income generation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially, lower overall portfolio volatility.

While the Autocall Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements. Swap Counterparties are selected and monitored pursuant to the Adviser’s internal risk management, operational, and compliance processes. It is anticipated that the Fund will have only one Swap Counterparty.

Autocall Index Methodology

The Autocall Index is designed to reflect the performance of a portfolio of Autocallables. The Autocallables in the portfolio follow predetermined terms including a 5 year maturity period from issue date, a 6 month non-call period from the issue date, and potential coupon payments on a monthly schedule. Each Autocallable features conditional cash flows on specific monthly observation dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% autocallable barrier and 60% principal and coupon barrier percentages. The Autocall Index provider’s pricing model determines the present value of these Autocallables accounting for prevailing market conditions and contemplates the reinvestment of cash flows.

The Autocall Index rebalances at preset intervals. The Autocall Index is calculated daily, rebalanced weekly and is denominated in U.S. Dollars.

The Autocall Index is composed of a portfolio of Autocallables with the following characteristics:

SPECIFICATION	AUTOCALL INDEX
Underlying Reference Index	S&P U.S. Equity Momentum 40% VT 4% Decrement Index (SPUMP40)
Issue Price	100
Issue Date	Date an Autocallable position is added to Index Portfolio
Maturity Date	5 years from the Issue Date
Non-Call Period	6 months from the Issue Date
Coupon Dates	Monthly from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	60%
Coupon Barrier Percentage	60%

The Underlying Reference Index

The S&P U.S. Equity Momentum 40% VT 4% Decrement Index is designed to provide exposure to U.S. equity markets through a futures‑based, trend‑following strategy. Specifically, the Index allocates among equity futures contracts that reference U.S. large‑capitalization, technology‑focused, and small‑capitalization equity markets, seeking to emphasize areas of the market that have demonstrated stronger recent performance.

The Index applies a momentum‑based allocation approach, which is used to determine how exposure is allocated among the underlying equity futures. Each day, the Index evaluates the recent performance of the underlying futures contracts using a risk‑adjusted momentum signal and allocates exposure toward those contracts exhibiting stronger momentum, based on predefined, rules‑based criteria.

In addition, the Index incorporates a volatility‑targeting feature intended to maintain an overall volatility level of approximately 40%. To achieve this, the Index adjusts its level of exposure to the underlying equity futures on an end‑of‑day basis as market volatility changes. When market volatility is lower, the Index may increase its exposure, and when volatility rises, the Index may reduce its exposure, subject to specified limits. The Index may employ leveraged exposure of up to four times the value of the underlying futures contracts in order to seek its volatility target.

The Index also includes a fixed decrement of 4% per annum, which is deducted daily from the level of the Index, regardless of whether the equity markets rise or fall. This decrement is applied after any leverage adjustments and will reduce Index performance over time. As a result, the Index is expected to underperform an otherwise similar index that does not include a decrement feature.

Methodology

The Underlying Reference Index employs a sophisticated approach to stabilizing volatility and dividend risk via:

1.	Volatility Target: Maintains a predetermined volatility target of 40%, which helps create a more stable risk profile across varying market conditions.

2.	Dynamic Exposure Adjustment: Calculates exposure to U.S. equities based on the ratio of the target volatility to the observed market volatility, with a maximum exposure cap of 4x (400%). Exposure is implemented via E-mini S&P 500 Futures, E-mini Nasdaq 100 Futures, and E-mini Russell 2000 Futures contracts.

3.	Realized Volatility Measurement: Uses futures prices data to compute a rolling realized volatility measure that is based on pre-determined historical windows.

4.	Decrement: The Underlying Reference Index includes a fixed synthetic dividend (or “decrement”) of 4% per annum, which is applied daily to the Index value. This daily decrement equals the 4% annual rate divided by 360 days and is subtracted from the Index return regardless of the actual dividends paid by the constituent securities.

Index Construction and Calculation

The Underlying Reference Index is calculated daily according to the following methodology:

1.	The performance of a momentum-based strategy that allocates to the three constituents based on risk adjusted momentum scores is calculated.

2.	The leverage is determined as the ratio of the volatility target (40%) to the exponentially weighted volatility of the momentum-based strategy, subject to the maximum exposure constraint of 4x.

3.	The Underlying Reference Index exposure is adjusted based on this leverage calculation, providing higher exposure when market volatility is low and lower exposure when market volatility is high.

The Underlying Reference Index is calculated in U.S. dollars.

Each synthetic Autocallable references a volatility‑targeted index that increases exposure to equity futures during calmer market conditions and reduces exposure during more volatile periods. This approach is intended to help stabilize the risk profile and smooth income over time, although it may limit participation in rapidly rising markets and will not prevent losses. The Underlying Reference Index also applies a fixed decrement (a set reduction representing dividends), which, together with volatility targeting, is designed to produce more predictable behavior that can support pricing and risk management in structured product applications.

Index Disclaimer

The “S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Alaia Capital LLC. S&P®, S&P 500®, SPX®, SPY®, US 500™, The 500™, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Alaia Capital LLC. It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Alaia Capital LLC or with respect to the S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER is the licensing of the S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER is determined, composed and calculated by S&P Dow Jones Indices without regard to Alaia Capital LLC or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Alaia Capital LLC or the owners of the Fund into consideration in determining, composing or calculating the S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P U.S. EQUITY MOMENTUM 40% VT 4% DECREMENT AUTOCALL INDEX (USD) ER OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY Alaia Capital LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P U.S. EQUITY MOMENTUM 40% VT 4% DECREMENT AUTOCALL INDEX (USD) ER OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUND REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ALAIA CAPITAL LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

m+ Nasdaq-100 Accelerator Autocall ETF

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in unfunded total return swaps (based on their notional value) that provide exposure to the Barclays Nasdaq-100 Accelerator Autocallable Index (the “Autocall Index”). Cash, cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less related to such swaps will not be counted towards the calculation of the Fund’s net assets with respect to the Fund’s 80% investment policy. The Fund will not attempt to replicate or track the Autocall Index but will, instead, use financial instruments such as total return swaps to gain exposure to the level of the Autocall Index. An unfunded total return swap is a derivative contract under which the Fund obtains economic exposure to the Autocall Index without paying the full notional amount upfront, instead making or receiving payments based on the performance of the Index while generally holding cash or other assets to meet collateral and liquidity requirements. The Fund intends to make periodic distributions to shareholders in amounts that are determined in part by reference to the Autocall Index. The Autocall Index is designed to reflect the collective performance of a portfolio of 60 Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the “Parameters”) as described below within the section entitled “Autocall Index Portfolio Characteristics”.

The Autocall Index is constructed by the third-party index provider using a laddered approach with staggered maturities established in accordance with the index construction methodology, which governs the timing and spacing of maturity dates, and the Fund obtains exposure to the index as constructed without discretion to modify the ladder structure. Individual synthetic components reflected in the index ladder may have different performance outcomes over time due to differences in entry dates, observation schedules, market conditions, and roll timing, all of which are governed by the index rules rather than by Fund level activity.

The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, is contingent and with respect to principal value at maturity, based on the performance of the Barclays US Tech Accelerator 6% Decrement USD ER Index (the “Underlying Reference Index”), which provides exposure of 100% to 400% to the Barclays US Tech Tracker ER Index (the “Futures Index”). When market volatility is relatively low, the Futures Index increases its exposure to equity futures, which can range from 100% up to 400% of its value. As market volatility rises, the Futures Index reduces its exposure.

These adjustments are made automatically as frequently as daily under predefined index rules that are designed to manage risk by responding to changes in volatility. The Futures Index seeks to keep its exposure increases and decreases within a framework that assumes a target volatility level of 40%, meaning that if volatility approaches or exceeds this level, the Futures Index will generally reduce exposure. The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, and unfunded total return swaps providing exposure to an Autocall Index (the “Swap Agreements”). The investments of the Fund will create an aggregate notional exposure to the Autocall Index approximately equal to 100% of the Fund’s net assets, subject to limitations and/or conditions prescribed by the 1940 Act. In order to meet its margin requirements on the Swap Agreements, the Fund may allocate a significant portion of its assets to investments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

Each Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each Autocallable) (a “Coupon”), provided that the Underlying Reference Index remains within certain predefined levels. If on specified monthly observation dates, the Underlying Reference Index reaches or exceeds a certain level (the “Autocallable Barrier”) then the Autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Reference Index is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

Accordingly, the potential upside performance of an Autocallable is realized only through the payment of Coupons on applicable observation dates and, upon maturity or early redemption. Because these payments are contingent on the level of the Underlying Reference Index relative to the Autocallable Barrier and Coupon Barrier on the relevant observation dates, they may or may not be paid in any given period. The Fund does not provide participation in the positive performance of the Underlying Reference Index.

Each Autocallable is subject to a 3 month non-callable period from the date of issuance (the “Non-Callable Period”). Each Autocallable incorporates a contingent principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocall Index, and, in turn, investors, be exposed to the full downside performance of the Underlying Reference Index at maturity. Therefore, while Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.

The Fund’s exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocall Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are the principal investment strategies and principal investment risks of the Fund as reflected in this Prospectus. The financial statements of the Subsidiary are consolidated with those of the Fund.

The Fund aggregates direct investments with investments held by the Subsidiary in constructing the Fund’s portfolio and for purposes of the Fund’s investment policies.

In order to qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has determined that only income realized directly from certain sources such as dividends, interest, securities loans, gains from stock or securities or foreign currencies, or other income derived with respect to its business of investing is qualifying income for purposes of qualifying as a RIC. Income realized from other sources (“Bad Income Assets”) is not considered qualifying income to be treated as a RIC. As a result, a fund’s ability to realize income from investments in Bad Income Assets as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the IRS’ position, certain funds seek to gain exposure to Bad Income Assets primarily through investments in a subsidiary, which invests in Bad Income Assets. If a fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If a fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns. The Fund anticipates treating income and gain from the Subsidiary as qualifying income.

Autocall Index Portfolio Characteristics

Each Autocallable in the Autocall Index (the “Index Portfolio”) may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(a)	fixed periodic payments on specified observation dates and/or at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below), but below the Autocallable Barrier; or

(b)	as part of the Autocallables’ return, the Autocall Index, and, in turn, the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.

Each Autocallable in the Index Portfolio will have the following key characteristics/parameters (the “Parameters”):

I. Individual Autocallables: Each Autocallable in the Index Portfolio features (as further set forth in the table below):

●	4 year tenor (Maturity)

●	3 month initial Non-Callable Period from the date of issuance

●	U.S. Dollar denomination

●	70% Maturity Barrier (observed at maturity)

●	70% Coupon Barrier (observed monthly)

●	Contingent Coupon Payment — On a monthly observation date, the level of the Underlying Reference Index is compared to the Coupon Barrier. The Contingent Coupon Payment is made if the Underlying Reference Index is at or above the Coupon Barrier.

●	Direct link to the performance of the Underlying Reference Index

II. Key Components: Each Autocallable in the Index Portfolio has three main components:

●	Call Feature: Upon the expiration of each Autocallable’s Non-Callable Period, the Autocallable will automatically be called prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on a monthly Observation Date.

●	Contingent Coupon: A coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period.

●	Contingent Principal Protection: If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index’s level is above the Maturity Barrier at maturity. If the Underlying Reference Index closes below the Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.

The underlying Index Portfolio can be potentially rebalanced daily, employing a dynamic roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables, any Coupons paid reinvested and losses incurred redistributed in the Index Portfolio.

III. Implementation Mechanism: To efficiently gain exposure to this diversified portfolio of Autocallables, the Fund utilizes:

●	Swap Agreements with Swap Counterparties

●	The Autocall Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (for information regarding the Index Portfolio, see “The Underlying Reference Index”)

PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Portfolio.
Coupon Barrier	The predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a fixed amount to be paid (the “Coupon”).	70% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the Maturity Date of the Autocallable will result in the full repayment of principal.	70% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier	Monthly

Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier	The maturity date
Observation Date — Contingent Coupon Payment	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier	Monthly
Maturity	The final observation date, on which the Autocallable terminates and the final cash flows are determined	4 years
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Coupon”).	The Coupon rate is established via prevailing current market environments and specific parameters with the Underlying Reference Index.
Number of Notes	Autocallables are added on a pre-determined schedule to maintain diversification across entry points.	Up to 60 Autocallables in the Index Portfolio, issued as frequently as daily

Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific observation dates.

With regard to the Maturity Barrier, it should be noted that if, on the Maturity Date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocall Index and, in turn, the Fund.

For example, noting the Maturity Barrier for an Autocallable is 70% of the level of an Underlying Reference Index as of the date the Autocallable is issued:

●	if such Underlying Reference Index of such Autocallable falls by only 10% (which is still above the Maturity Barrier) then the negative performance of the Underlying Reference Index will not reduce amount of principal to be repaid;

●	on the other hand, if such Underlying Reference Index falls by 75% (i.e., to 25% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then, at maturity, the amount of principal to be repaid will have fallen by 75%.

As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocall Index and, in turn, the Fund.

Index Portfolio Management and Rebalancing

The Autocall Index is managed through a systematic process, and the Fund gains exposure to the Autocall Index through the use of Swap Agreements. The Index Portfolio can be potentially rebalanced daily, employing a daily roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables, any Coupons paid reinvested and losses incurred redistributed in the Index Portfolio. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining a consistent exposure to a portfolio of approximately 60 Autocallables. Furthermore, by gaining exposure, via the Autocall Index, to the total return of approximately 60 Autocallables with staggered entry points, the Fund creates a diversified portfolio that seeks to (i) smooth income generation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially, lower overall portfolio volatility.

While the Autocall Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements. Swap Counterparties are selected and monitored pursuant to the Adviser’s internal risk management, operational, and compliance processes. It is anticipated that the Fund will have only one Swap Counterparty.

Autocall Index Methodology

The Autocall Index is designed to reflect the performance of a portfolio of Autocallables. The Autocallables in the portfolio follow predetermined terms including a 4 year maturity period from issue date, a 3 month non-call period from the issue date, and coupon payments every month or around that time frame. Each Autocallable features conditional cash flows on specific monthly observation dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% autocallable barrier and 70% principal and 70% coupon barrier percentages. The Autocall Index provider’s pricing model determines the present value of these Autocallables accounting for prevailing market conditions and contemplates the reinvestment of cash flows.

The Autocall Index adds new autocallable positions at an Issue Price of 100 on a periodic basis which can be as frequent as daily to maintain diversification across entry points up to a maximum allowable number of securities. Cash from maturing or redeemed securities is systematically reallocated to existing and new securities added to the portfolio according to predefined rules. The Autocall Index is calculated daily and denominated in U.S. Dollars.

The Autocall Index is composed of a portfolio of Autocallables with the following characteristics:

SPECIFICATION	AUTOCALL INDEX
I	The Barclays US Tech Accelerator 6% Decrement USD ER Index
Issue Price	100
Issue Date	Date an Autocallable position is added to Index Portfolio
Maturity Date	4 years from the Issue Date
Non-Call Period	3 months from the Issue Date
Coupon Dates	Monthly (or around that time frame) from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	70%
Coupon Barrier Percentage	70%

The Underlying Reference Index

The Underlying Reference Index seeks to provide variable exposure ranging from 100% to 400% to the Barclays US Tech Tracker ER Index (the “Futures Index”), with higher exposure during periods of lower market volatility and reduced exposure when volatility is higher. The Index is designed to target an overall volatility level of 40%, subject to predefined limits.

The Underlying Reference Index is subject to a 6% per annum decrement, deducted daily, and is calculated as an excess return index (rather than a total return index). The Index is a rules‑based proprietary index owned by Barclays Bank PLC.

The Futures Index itself is designed to track the excess return of a notional, continuously maintained rolling position in the front‑month E‑mini Nasdaq‑100 futures contract, with contracts rolled forward as they approach expiration.

To achieve its volatility target, the Underlying Reference Index adjusts its exposure to the Futures Index each business day based on recent market volatility. Exposure is calculated as 40% divided by the realized volatility of the Futures Index, with the resulting exposure capped at 400% and floored at 100%.

Realized volatility is measured using exponentially weighted moving averages of daily returns, which place greater emphasis on more recent market movements while still reflecting longer‑term trends (using short‑term and long‑term half‑lives, such as approximately 5 and 21 business days).

Underlying Reference Index

Methodology

The Underlying Reference Index applies an exposure (the “Index Exposure”) of between 100% and 400% to the Futures Index, with the aim of increasing exposure (subject to the maximum exposure) when the realized volatility of the Futures Index is relatively lower and decreasing exposure (subject to the minimum exposure) when the realized volatility of the Futures Index is relatively higher. The Index Exposure is not adjusted according to a predetermined schedule. Each day, the Index determines a new target exposure to the Futures Index, but it will adjust its exposure only if the change from the current level is material. An exposure adjustment is made only when the target exposure differs from the current exposure by at least 40% on an absolute basis, meaning smaller day‑to‑day changes do not trigger a rebalance.

The target exposure is based on how the Futures Index’s current level of volatility compares to a set volatility threshold. Volatility is measured using both short‑term and long‑term realized volatility, calculated from the Index’s daily returns. The short‑term and long‑term measures use 5‑day and 21‑day half‑lives, respectively, meaning the weight of past returns declines over time, with more recent returns having greater influence. The Underlying Reference Index is calculated daily according to the above methodology to reflect:

●	the change in the level of the Futures Index scaled by the Index Exposure as of the prior day; and

●	the deduction of the 6% per annum decrement that has accrued since the prior day and is calculated using the number of calendar days since the prior day divided by 365.

The Underlying Reference Index is calculated in U.S. dollars.

Index Disclaimer

Neither Barclays Bank PLC (“BB PLC”) nor any of its affiliates (collectively “Barclays”) is the issuer or producer of the m+ Nasdaq-100 Accelerator Autocall ETF and Barclays has no responsibilities, obligations or duties to investors in the m+ Nasdaq-100 Accelerator Autocall ETF. The Barclays Nasdaq-100 Accelerator Autocallable Index (the “Autocall Index”), together with any Barclays indices that are components of the Index, is a trademark owned by Barclays and, together with any component indices and index data, is licensed for use by Alaia Capital LLC as the adviser of the m+ Nasdaq-100 Accelerator Autocall ETF (the “Fund”).

Barclays’ only relationship with the Fund in respect of the Autocall Index is the licensing of the Autocall Index, which is administered, compiled and published by BB PLC in its role as the Autocall Index sponsor (the “Index Sponsor”) without regard to the Fund or the Fund or investors in the Fund. Additionally, Alaia Capital LLC, as the adviser of the Fund, may for itself execute transaction(s) with Barclays in or relating to the Autocall Index in connection with the Fund. Investors neither acquire any interest in the Autocall Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in the Fund. The Fund is not sponsored, endorsed, sold or promoted by Barclays, and Barclays makes no representation regarding the advisability of the Fund or use of the Autocall Index or any data included therein. Barclays shall not be liable in any way to the Fund, investors or to other third parties in respect of the use or accuracy of the Autocall Index or any data included therein.

Barclays Index Administration (“BINDA”), a distinct function within BB PLC, is responsible for day-to-day governance of BB PLC’s activities as Index Sponsor.

To protect the integrity of Barclays’ indices, BB PLC has in place a control framework designed to identify and remove and/or mitigate (as appropriate) conflicts of interest. Within the control framework, BINDA has the following specific responsibilities:

●	oversight of any third party index calculation agent;

●	acting as approvals body for index lifecycle events (index launch, change and retirement); and

●	resolving unforeseen index calculation issues where discretion or interpretation may be required (for example: upon the occurrence of market disruption events).

To promote the independence of BINDA, the function is operationally separate from BB PLC’s sales, trading and structuring desks, investment managers, and other business units that have, or may be perceived to have, interests that may conflict with the independence or integrity of Barclays’ indices.

Notwithstanding the foregoing, potential conflicts of interest exist as a consequence of BB PLC providing indices alongside its other businesses. Please note the following in relation to Barclays’ indices:

●	BB PLC may act in multiple capacities with respect to a particular index including, but not limited to, functioning as index sponsor, index administrator, index owner and licensor.

●	Sales, trading or structuring desks in BB PLC may launch products linked to the performance of an index. These products are typically hedged by BB PLC’s trading desks. In hedging an index, a trading desk may purchase or sell constituents of that index. These purchases or sales may affect the prices of the Autocall Index constituents, which could, in turn, affect the level of that index.

●	BB PLC may establish investment funds that track an index or otherwise use an index for portfolio or asset allocation decisions.

The Autocall Index Sponsor is under no obligation to continue the administration, compilation and publication of the Autocall Index or the level of the Autocall Index. While the Autocall Index Sponsor currently employs the methodology ascribed to the Autocall Index (and application of such methodology shall be conclusive and binding), no assurance can be given that market, regulatory, juridical, financial, fiscal or other circumstances (including, but not limited to, any changes to or any suspension or termination of or any other events affecting any constituent within the Autocall Index) will not arise that would, in the view of the Autocall Index Sponsor, necessitate an adjustment, modification or change of such methodology. In certain circumstances, the Autocall Index Sponsor may suspend or terminate the Autocall Index. The Autocall Index Sponsor has appointed a third-party agent (the “Index Calculation Agent”) to calculate and maintain the Autocall Index. While the Autocall Index Sponsor is responsible for the operation of the Autocall Index, certain aspects have thus been outsourced to the Autocall Index Calculation Agent.

Barclays:

●	makes no representation or warranty, express or implied, to the Fund or any member of the public regarding the advisability of investing in transactions generally or the ability of the Autocall Index to track the performance of any market or underlying assets or data; and

●	has no obligation to take the needs of the Fund into consideration in administering, compiling or publishing the Autocall Index.

Barclays has no obligation or liability in connection with administration, marketing or trading of the Fund.

The licensing agreement between Alaia Capital LLC and BB PLC is solely for the benefit of Alaia Capital LLC and Barclays and not for the benefit of the owners of the Fund, investors or other third parties.

BARCLAYS DOES NOT GUARANTEE, AND SHALL HAVE NO LIABILITY TO THE PURCHASERS AND TRADERS, AS THE CASE MAY BE, OF THE TRANSACTION OR TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE AUTOCALL INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE AUTOCALL INDEX. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE AUTOCALL INDEX INCLUDING, WITHOUT LIMITATION, THE AUTOCALL INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL BARCLAYS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBLITY OF SUCH DAMAGES SAVE TO THE EXTENT THAT SUCH EXCLUSION OF LIABILITY IS PROHIBITED BY LAW.

None of the information supplied by Barclays and used in this publication may be reproduced in any manner without the prior written permission of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

m+ Nasdaq-100 Accelerator Autocall ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc., its licensors or Nasdaq or its licensors affiliates (Nasdaq, its licensors with their affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, m+ Nasdaq-100 Accelerator Autocall ETF. The Corporations make no representation or warranty, express or implied to the owners of m+ Nasdaq-100 Accelerator Autocall ETF or any member of the public regarding the advisability of investing in securities generally or in m+ Nasdaq-100 Accelerator Autocall ETF particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Alaia Capital LLC (“Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100 Index®, NDX®, Nasdaq-100® and certain trade names of the Corporations and the use of the Nasdaq-100 Index®, which is determined, composed and calculated by Nasdaq without regard to Licensee or m+ Nasdaq-100 Accelerator Autocall ETF. Nasdaq has no obligation to take the needs of the Licensee or the owners of m+ Nasdaq-100 Accelerator Autocall ETF into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of m+ Nasdaq-100 Accelerator Autocall ETF to be issued or in the determination or calculation of the equation by which m+ Nasdaq-100 Accelerator Autocall ETF is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of m+ Nasdaq-100 Accelerator Autocall ETF. THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE Nasdaq-100 Index® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF M+ NASDAQ-100 ACCELERATOR AUTOCALL ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Nasdaq-100 Index® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Nasdaq-100 Index®

OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

m+ DUALYIELD AUTOCALL ETF

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in unfunded total return swaps (based on their notional value) that provide exposure to the Autocall Index. Cash, cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less related to such swaps will not be counted towards the calculation of the Fund’s net assets with respect to the Fund’s 80% investment policy. The Fund will not attempt to replicate or track the Autocall Index but will, instead, use financial instruments such as total return swaps to gain exposure to the level of the Autocall Index. An unfunded total return swap is a derivative contract under which the Fund obtains economic exposure to the Autocall Index without paying the full notional amount upfront, instead making or receiving payments based on the performance of the Index while generally holding cash or other assets to meet collateral and liquidity requirements. The Fund intends to make periodic distributions to shareholders in amounts that are determined in part by reference to the Autocall Index. The Autocall Index is designed to reflect the collective performance of a portfolio of 52 to 312 Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the “Parameters”) as described below within the section entitled “Autocall Index Portfolio Characteristics”.

The Autocall Index is constructed by the third-party index provider using a laddered approach with staggered maturities established in accordance with the index construction methodology, which governs the timing and spacing of maturity dates, and the Fund obtains exposure to the index as constructed without discretion to modify the ladder structure. Individual synthetic components reflected in the index ladder may have different performance outcomes over time due to differences in entry dates, observation schedules, market conditions, and roll timing, all of which are governed by the index rules rather than by Fund level activity.

The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, is contingent and with respect to principal value at maturity, based on the performance of the S&P 500 Futures 40% Defined Volatility 6% Decrement Index II (USD) ER (the “Underlying Reference Index”), which provides volatility adjusted exposure to E-Mini S&P 500 futures contracts. The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, and unfunded total return swaps providing exposure to an Autocall Index (the “Swap Agreements”). The investments of the Fund will create an aggregate notional exposure to the Autocall Index approximately equal to 100% of the Fund’s net assets, subject to limitations and/or conditions prescribed by the 1940 Act. In order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its assets to investments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

Each Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each Autocallable) (a “Coupon”), provided that the Underlying Reference Index remains within certain predefined levels. If on specified monthly observation dates, the Underlying Reference Index reaches or exceeds a certain level (the “Autocallable Barrier”) then the Autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Reference Index is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

In addition, upon the early redemption of an Autocallable or at its maturity, an additional redemption amount may be payable if the level of the Underlying Reference Index is at or above the Autocallable Barrier on the applicable observation date. Any such additional redemption amount, if paid, is determined based on a predefined participation in the positive performance of the Underlying Reference Index, as specified in the terms of the Autocallable.

Accordingly, the potential upside performance of an Autocallable is realized only through the payment of Coupons on applicable observation dates and, where applicable, any Additional Redemption Amount upon maturity or early redemption. Because these payments are contingent on the level of the Underlying Reference Index relative to the Autocallable Barrier and Coupon Barrier on the relevant observation dates, they may or may not be paid in any given period. The Fund only provides partial participation in the positive performance of the Underlying Reference Index through the Additional Redemption Amount which may not occur.

Each Autocallable is subject to a 52 week (1 year) non-callable period from the date of issuance (the “Non-Callable Period”). Each Autocallable incorporates a contingent principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocall Index, and, in turn, investors, be exposed to the full downside performance of the

Underlying Reference Index at maturity. Therefore, while Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.

The Fund’s exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocall Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are the principal investment strategies and principal investment risks of the Fund as reflected in this Prospectus. The financial statements of the Subsidiary are consolidated with those of the Fund.

The Fund aggregates direct investments with investments held by the Subsidiary in constructing the Fund’s portfolio and for purposes of the Fund’s investment policies.

In order to qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has determined that only income realized directly from certain sources such as dividends, interest, securities loans, gains from stock or securities or foreign currencies, or other income derived with respect to its business of investing is qualifying income for purposes of qualifying as a RIC. Income realized from other sources (“Bad Income Assets”) is not considered qualifying income to be treated as a RIC. As a result, a fund’s ability to realize income from investments in Bad Income Assets as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the IRS’ position, certain funds seek to gain exposure to Bad Income Assets primarily through investments in a subsidiary, which invests in Bad Income Assets. If a fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If a fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns. The Fund anticipates treating income and gain from the Subsidiary as qualifying income.

Autocall Index Portfolio Characteristics

Each Autocallable in the Autocall Index (the “Index Portfolio”) may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(a)	fixed periodic payments on specified observation dates and/or at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below); or

(b)	as part of the Autocallables’ return, the Autocall Index, and, in turn, the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.

Each Autocallable in the Index Portfolio will have the following key characteristics/parameters (the “Parameters”):

I. Individual Autocallables: Each Autocallable in the Index Portfolio features (as further set forth in the table below):

●	6-year tenor (Maturity)

●	1-year initial Non-Callable Period from the date of issuance

●	U.S. Dollar denomination

●	60% Maturity Barrier (observed at maturity)

●	60% Coupon Barrier (observed monthly)

●	Contingent Coupon Payment — Predetermined date on which the level of the Underlying Reference Index is compared to the Coupon Barrier. Coupon levels determined by prevailing market conditions with reference to the Underlying Reference Index at the time a given Autocallable is added to the Index Portfolio.

●	Additional Redemption Amount — Upon the expiration of an Autocallable, an additional redemption amount may be paid if, on a Monthly Observation Date or the Final Valuation Date, the level of the Underlying Reference Index is at or above the Autocallable Barrier. The Additional Redemption Amount is equal to the greater of zero and 50% of the Underlying Reference Index performance, measured from the Issue Date of that Autocallable. (see Autocall Index Methodology)

●	Direct link to the performance of the Underlying Reference Index

II. Key Components: Each Autocallable in the Index Portfolio has three main components:

●	Call Feature: Upon the expiration of each Autocallable’s Non-Callable Period, the Autocallable will automatically be called prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on a monthly Observation Date.

●	Contingent Coupon: A coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period.

●	Contingent Principal Protection: If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index’s level is above the Maturity Barrier at maturity. If the Underlying Reference Index closes below the Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.

The underlying Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables.

III. Implementation Mechanism: To efficiently gain exposure to this diversified portfolio of Autocallables, the Fund utilizes:

●	Swap Agreements with Swap Counterparties

●	The Autocall Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (for information regarding the Index Portfolio, see “The Underlying Reference Index”)

PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the closing value of the Underlying Reference Index as at the date the Autocallable was included in the Portfolio.
Coupon Barrier	The predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a fixed amount to be paid (the “Coupon”).	60% of the closing value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the Maturity Date of the Autocallable will result in the full repayment of principal.	60% of the closing value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier	Monthly
Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier	The maturity date
Observation Date — Contingent Coupon Payment	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier	Monthly

Maturity	The final observation date, on which the Autocallable terminates and the final cash flows are determined	312 weeks (6 years)
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Coupon”).	The Coupon rate is established via prevailing current market environments and specific parameters with the Underlying Reference Index.
Additional Redemption Participation Rate	The percentage number that determines the participation rate on the performance of the Underlying Reference Index used to determine the Additional Redemption Amount to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Additional Redemption Amount”).	50%
Number of Notes	Autocallables are added on a pre-determined schedule to maintain diversification across entry points.	Up to 312 Autocallables in the Index Portfolio, issued as frequently as weekly

Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific observation dates.

With regard to the Maturity Barrier, it should be noted that if, on the Maturity Date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocall Index and, in turn, the Fund.

For example, noting the Maturity Barrier for an Autocallable is 60% of the level of an Underlying Reference Index as of the date the Autocallable is issued:

●	if such Underlying Reference Index of such Autocallable falls by only 10% (which is still above the Maturity Barrier) then the negative performance of the Underlying Reference Index will not reduce amount of principal to be repaid;

●	on the other hand, if such Underlying Reference Index falls by 75% (i.e., to 25% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then, at maturity, the amount of principal to be repaid will have fallen by 75%.

As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocall Index and, in turn, the Fund.

Index Portfolio Management and Rebalancing

The Autocall Index is managed through a systematic process, and the Fund gains exposure to the Autocall Index through the use of Swap Agreements. The Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining a consistent exposure to a portfolio of approximately 52 to 312 Autocallables. Furthermore, by gaining exposure, via the Autocall Index, to the total return of approximately 52 to 312 Autocallables with staggered entry points, the Fund creates a diversified portfolio that seeks to (i) smooth income generation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially, lower overall portfolio volatility.

While the Autocall Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements. Swap Counterparties are selected and monitored pursuant to the Adviser’s internal risk management, operational, and compliance processes. It is anticipated that the Fund will have only one Swap Counterparty.

Autocall Index Methodology

The Autocall Index is designed to reflect the performance of a portfolio of Autocallables. The Autocallables in the portfolio follow predetermined terms including a 312-week (6 years) maturity period from issue date, a 52-week (1 year) non-call period from the issue date, and coupon payments every four (4) weeks. Each Autocallable features conditional cash flows on specific monthly observation dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% autocallable barrier and 60% principal and coupon barrier percentages. The Autocall Index provider’s pricing model determines the present value of these Autocallables accounting for prevailing market conditions and contemplates the reinvestment of cash flows.

Additional Redemption Amount. Upon the expiration of an Autocallable, an additional redemption amount may be paid if, on a Monthly Observation Date or the Final Valuation Date, the level of the Underlying Reference Index is at or above the Autocallable Barrier. When this condition is met, the redemption amount includes, in addition to principal, an increment equal to 50% of the positive performance of the Underlying Reference Index, measured from the issue date of that Autocallable.

The 50% participation rate is fixed pursuant to the Autocall Index methodology and is applied mechanically based on index levels, without discretion. Any additional redemption amount that is realized is reflected in, and compounded through, the return of the Autocall Index in accordance with its cash balance and reinvestment mechanics.

Because the additional redemption amount provides only partial participation in positive performance of the Underlying Reference Index, the Fund may underperform the Underlying Reference Index during periods of strong market appreciation. The participation feature is not capped, but the participation rate is fixed at 50%.

The Autocall Index rebalances at preset intervals (weekly), adding one new Autocallable at each rebalance date at an Issue Price of 100. To maintain diversification, the Index applies concentration limits through an allocation cap that restricts the weight of any individual synthetic autocallable notes to 5%. Cash from maturing or redeemed securities is systematically reallocated across the portfolio according to predefined rules. The Autocall Index is calculated daily, rebalanced weekly and is denominated in U.S. Dollars.

The Autocall Index is composed of a portfolio of Autocallables with the following characteristics:

SPECIFICATION	AUTOCALL INDEX
Underlying Reference Index	S&P 500 Futures 40% Defined Volatility 6% Decrement Index II (USD) ER (SPFVAT4E)
Issue Price	100
Issue Date	Date an Autocallable position is added to Index Portfolio
Maturity Date	312 weeks (6 years) from the Issue Date
Non-Call Period	52 weeks (1 year) from the Issue Date
Coupon Dates	Every four weeks from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	60%
Coupon Barrier Percentage	60%
Additional Redemption Amount	50% participation rate on the performance of the Underlying Reference Index

The Underlying Reference Index

The Underlying Reference Index is designed to provide volatility adjusted exposure to E-Mini S&P 500 futures contracts (the “Equity Component”) by targeting an implied volatility of 40%, subject to a 6% decrement per annum. Unlike traditional equity indices that maintain fixed allocations, this index dynamically adjusts exposure based on market volatility conditions. During calm or typical market environments, the Underlying Reference Index increases exposure to equity futures, while during volatile market periods, the Underlying Reference Index reduces exposure to equity futures. Unlike other volatility target indices that rebalance daily based on realized volatility, this Underlying Reference Index rebalances weekly (at the end of each week) based on 1 week implied volatility derived from S&P 500 Index (“SPX”) weekly options prices. This approach seeks to maintain a more consistent risk profile across varying market conditions while potentially reducing drawdowns during market stress and improving risk-adjusted returns over time.

The Underlying Reference Index is a rules-based, systematic index designed to provide dynamic exposure to U.S. large-capitalization equities while employing a volatility management methodology that seeks to maintain a target volatility level. The Underlying Reference Index dynamically adjusts exposure between the Equity Component and a cash position based on prevailing market volatility conditions.

Underlying Reference Index

Methodology

The Underlying Reference Index employs a sophisticated approach to stabilizing volatility and dividend risk via:

1.	Volatility Target: Maintains a predetermined volatility target of 40%, which helps create a more stable risk profile across varying market conditions.

2.	Dynamic Exposure Adjustment: Calculates exposure to the Equity Component based on the ratio of the target volatility to the observed market volatility, with a maximum exposure cap of 5x (500%). Exposure is implemented via E-mini S&P 500 futures contracts.

3.	Forward-Looking Volatility Measurement: Utilizes options market data to determine a near-term, forward-looking volatility level as implied by the listed options market, specifically using SPX options.

4.	Weekly Rebalancing: The Underlying Reference Index rebalances weekly (on the last trading day of each week), with the leverage factor recalculated based on the prevailing volatility conditions.

5.	Decrement: The Underlying Reference Index includes a fixed synthetic dividend (or “decrement”) of 6% per annum, which is applied daily to the Index value. This daily decrement equals the 6% annual rate divided by 360 days (approximately 0.0167% per day) and is subtracted from the Index return regardless of the actual dividends paid by the constituent securities.

Index Construction and Calculation

The Underlying Reference Index is calculated daily according to the following methodology:

1.	The Fair Value (market‑implied level) of the at‑the‑money (“ATM”) implied volatility referenced by the Underlying Reference Index is calculated using current options market data for SPX (S&P 500 Index) options and represents the level of implied volatility reflected in prevailing market prices, which serves as a forward‑looking measure of expected market volatility.

2.	The leverage is determined as the ratio of the volatility target (40%) to the Fair Value of the ATM Implied Volatility referenced by the Underlying Reference Index, subject to the maximum exposure constraint of 5x.

3.	The Underlying Reference Index exposure is adjusted based on this leverage calculation, providing higher exposure when market volatility is low and lower exposure when market volatility is high.

4.	The Underlying Reference Index rebalances weekly to maintain the targeted volatility profile, with adjustments made based on the most recent volatility readings.

The Underlying Reference Index is calculated in U.S. dollars.

Each synthetic Autocallable references a volatility‑targeted index that increases exposure to equity futures during calmer market conditions and reduces exposure during more volatile periods. This approach is intended to help stabilize the risk profile and smooth income over time, although it may limit participation in rapidly rising markets and will not prevent losses. The Underlying Reference Index also applies a fixed decrement (a set reduction representing dividends), which, together with volatility targeting, is designed to produce more predictable behavior that can support pricing and risk management in structured product applications.

Index Disclaimer

The “S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Alaia Capital LLC. S&P®, S&P 500®, SPX®, SPY®, US 500™, The 500™, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Alaia Capital LLC. It is not possible to invest directly in an index. The Fund is not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the “S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Alaia Capital LLC or with respect to the “S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR is the licensing of the “S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The “S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR is determined, composed and calculated by S&P Dow Jones Indices without regard to Alaia Capital LLC or the Fund. S&P Dow Jones Indices have no obligation to take the needs of Alaia Capital LLC or the owners of the Fund into consideration in determining, composing or calculating the “S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the “S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE “S&P 500 FUTURES 40% DEFINED VOLATILITY AUTOCALL INDEX (USD) TR” IS A PRODUCT OF S&P DOW JONES INDICES LLC OR ITS AFFILIATES (“SPDJI”) AND HAS BEEN LICENSED FOR USE S&P 500 FUTURES 40% DEFINED VOLATILITY AUTOCALL INDEX (USD) TR OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALAIA CAPITAL LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE “S&P 500 FUTURES 40% DEFINED VOLATILITY AUTOCALL INDEX (USD) TR” IS A PRODUCT OF S&P DOW JONES INDICES LLC OR ITS AFFILIATES (“SPDJI”) AND HAS BEEN LICENSED FOR USE S&P 500 FUTURES 40% DEFINED VOLATILITY AUTOCALL INDEX (USD) TR OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUND REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ALAIA CAPITAL LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

m+ DYNABUFFER ETF

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in unfunded total return swaps (based on their notional value) that provide exposure to the Buffer Index. Cash, cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less related to such swaps will not be counted towards the calculation of the Fund’s net assets with respect to the Fund’s 80% investment policy. The Fund will not attempt to replicate or track the Buffer Index but will, instead, use financial instruments such as total return swaps to gain exposure to the level of the Buffer Index. An unfunded total return swap is a derivative contract under which the Fund obtains economic exposure to the Autocall Index without paying the full notional amount upfront, instead making or receiving payments based on the performance of the Index while generally holding cash or other assets to meet collateral and liquidity requirements. The Buffer Index is designed to reflect the collective performance of a portfolio of 156 3-year Buffer Notes on the SPY ETF arranged in a laddered structure with staggered entry points aiming to maximize upside participation with downside protection. Each of these 3-year Buffer Notes are dynamically rebalanced on a quarterly basis. This approach seeks to smooth timing risks and delivers more consistent outcomes.

The Buffer Index is constructed by the third-party index provider using a laddered approach with staggered maturities established in accordance with the index construction methodology, which governs the timing and spacing of maturity dates, and the Fund obtains exposure to the index as constructed without discretion to modify the ladder structure. Individual synthetic components reflected in the index ladder may have different performance outcomes over time due to differences in entry dates, observation schedules, market conditions, and roll timing, all of which are governed by the index rules rather than by Fund level activity.

The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, and unfunded total return swaps providing exposure to the Buffer Index (the “Swap Agreements”). The investments of the Fund will create an aggregate notional exposure to the Buffer Index approximately equal to 100% of the Fund’s net assets, subject to limitations and/or conditions prescribed by the 1940 Act. In order to meet its margin requirements on the Swap Agreements, the Fund may allocate a significant portion of its assets to investments in such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

The Fund’s exposure to the Buffer Notes is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Buffer Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Cash inflows to the Fund and outflows from the Fund affect the Fund’s notional exposure under the Swap Agreements but do not alter the construction, composition or operation of the Underlying Reference Index, which is determined solely by the index methodology. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Buffer Notes via one or more derivative instruments. Swap Counterparties are selected and monitored pursuant to the Adviser’s internal risk management, operational, and compliance processes. It is anticipated that the Fund will have only one Swap Counterparty.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Buffer Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are the principal investment strategies and principal investment risks of the Fund as reflected in this Prospectus. The financial statements of the Subsidiary are consolidated with those of the Fund.

The Fund aggregates direct investments with investments held by the Subsidiary in constructing the Fund’s portfolio and for purposes of the Fund’s investment policies.

In order to qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has determined that only income realized directly from certain sources such as dividends, interest, securities loans, gains from stock or securities or foreign currencies, or other income derived with respect to its business of investing is qualifying income for purposes of qualifying as a RIC. Income realized from other sources (“Bad Income Assets”) is not considered qualifying income to be treated as a RIC. As a result, a fund’s ability to realize income from investments in Bad Income Assets as part of its investment strategy would be limited to a maximum of 10% of its gross income. To comply with the IRS’ position, certain funds seek to gain exposure to Bad Income Assets primarily through investments in a subsidiary, which invests in Bad Income Assets. If a fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the fund’s earnings and profits. If a fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the fund would be subject to diminished returns. The Fund anticipates treating income and gain from the Subsidiary as qualifying income.

Buffer Index Portfolio Characteristics

The Buffer Index is composed of approximately 156 Buffer Notes with 3-year tenors, each of which consists of a portfolio of put and call options referencing the SPY ETF. Each Buffer Note includes a long call spread with a 3‑year term (the “Call Spread Leg”) and a short put spread with a 13-week term (the “Put Spread Leg”).

The Buffer Notes are issued on a weekly, laddered basis, with one new Buffer Note added to the Index each week while one existing Buffer Note matures, resulting in a continuously maintained portfolio of approximately 156 concurrent Buffer Notes. As a result, at any point in time, the Index reflects Buffer Notes with staggered issuance dates, market entry levels, and remaining maturities, which is intended to reduce reliance on market conditions at any single point in time and is expected to produce a smoother pattern of upside participation and downside protection over time relative to holding a single Buffer Note.

The put spread component of each Buffer Note is dynamically reset on a scheduled quarterly basis, which is intended to refresh the downside buffer to more recent market levels and may help mitigate the impact of large market moves occurring early in a Buffer Note’s life while maintaining upside participation.

Once a Buffer Note is added to the Index, its key economic terms—such as its upside participation rate, buffer level, and maturity date—are otherwise fixed for the life of the Buffer Note, other than the scheduled quarterly put spread reset. The Index, and any corresponding swap exposure, continuously reflects both existing Buffer Notes held in the Index and the addition of new Buffer Notes each week, rather than resetting or replacing the portfolio in its entirety.

I. Individual Buffer Notes: Each Buffer Note in the Buffer Index reflects a weekly issued, 3-year synthetic buffered note on SPY ETF with a Call Spread Leg and a Put Spread Leg:

●	Call Spread Leg: 1.5x Levered Upside Participation to SPY ETF (3-year Tenor)

○	The Call Spread Leg is sized at 1.5x notional of the Buffer Note principal and provides 1.5x leveraged upside participation to SPY ETF up to a construction determined cap (the “upper strike”).

○	The Call Spread Leg consists of a long position in a 3-year call spread referencing SPY ETF, an equal amount of:

■	long call options with a strike price equal to the then-current at-the-money price

■	short call options with a strike price set at the highest achievable price pursuant to the budget (the “upper strike”)

○	The upper strike is determined via a budget-based construction process to achieve the highest possible upper strike cap (described under Methodology).

■	In the event that the SPY ETF has gains in excess of the cap, the Buffer Note will not participate in those gains beyond the cap.

●	Put Spread Leg: Downside Buffered Participation to SPY ETF (13-week tenor, reset quarterly for 3-years)

○	The Put Spread Leg is sized a 1x notional of the Buffer Note principal and provides 1x downside participation to the SPY ETF below a targeted 10% buffer from the then‑current at‑the‑money price and generates premium income that contributes to the budget.

■	The first 10% of losses from declines in the SPY ETF are absorbed by the buffer.

■	If the SPY ETF declines by more than 10% from its initial level, investors will experience losses on a one‑for‑one basis beyond the buffer amount, subject to the terms of the put spread.

○	The Put Spread Leg consists of a short position in a put spread referencing SPY ETF with a 13-week maturity, an equal amount of:

■	short put options with a strike price 10% lower than then-current at-the-money price

■	long put options with a strike price 65% lower than then-current at-the-money price.

○	This mechanism provides a quarterly “reset” feature.

■	Every 13 weeks, the Put Spread Leg is unwound, and replaced with a new 13-week put spread set with a strike designed to target 10% downside protection from current market levels.

Hypothetical Sensitivity of Call Spread leg:

3-year Reference Return	Potential Call Spread Performance
30.00%	Up to 1.5x upside exposure subject to restriking and cap
10.00%	Up to 1.5x upside exposure subject to restriking
-10.00%	No participation
-30.00%	No participation

Hypothetical Sensitivity of Put Spread leg:

13-week Reference Return	Potential Put Spread Performance
15.00%	No participation
5.00%	No participation
-5.00%	Buffer of -10%
-15.00%	1x loss beyond buffer

II. Key Components of Each Buffer Note: Each Buffer Note includes three structural components:

●	Buffer Loss Feature (Downside Protection)

○	Each Note provides approximately 10% downside buffer, delivered through the short put spread. Losses begin only if SPY ETF declines beyond the buffered threshold.

●	Enhanced Upside Participation with Cap

○	The Note targets 1.5x participation in the positive performance of SPY ETF, achieved through the long call spread.

■	Participation is enhanced up to a construction determined cap (the “upper strike”), set at issuance via option pricing budget constraints.

■	The level of the cap depends on market conditions at issuance—higher market volatility or interest rates may result in a lower upper strike, while more favorable conditions may allow for a higher upper strike.

●	Laddered Outcomes

○	The combination of weekly issuance and quarterly put spread resets across 156 overlapping Buffer Notes is intended to:

■	Reduce path dependence by spreading market entry points and buffer resets across many different dates, rather than concentrating exposure at a single point in time or market level.

■	Smooth outcomes over time by holding Buffer Notes with staggered issuance dates, buffers, and remaining maturities, which may help offset the impact of short‑term market volatility in any individual Buffer Note

■	Reduce sensitivity to reinvestment dates by continuously adding new Buffer Notes and dynamically resetting downside buffers, limiting the effect that unfavorable market conditions on any single issuance or reset date may have on overall Index performance.

III. Implementation Mechanism: The Fund gains exposure to the Buffer Index through one or more total return swap agreements with qualified financial institutions (“Swap Counterparties”).

●	Under these agreements, the Fund receives (or pays) the total return of the Buffer Index.

This approach is intended to allow the Fund to efficiently replicate the diversified performance of the 156 Buffer Note portfolio without directly purchasing listed or OTC derivatives.

Buffer Index Methodology

The Buffer Index is a rules based index designed to systematically construct a diversified portfolio of Buffer Notes. Its methodology includes:

●	Weekly Buffer Note Construction

○	Every week, a new Buffer Note is created with three year maturity. At issuance:

■	The Note is allocated an initial notional value of $1.00.

■	A Zero Coupon Price (e.g., $0.80) is computed based on current risk free rates to determine how much capital must be held aside to ensure $1.00 principal payoff at maturity.

■	A Total Put Premium estimate (e.g., $0.15) is calculated based on modelled expectations of put spread premiums collected during quarterly reset events.

○	Together these determine:

■	Amount Available to Spend = (1 − Zero Coupon Price) + Total Put Premium

■	$1.00 − $0.80 + $0.15 = $0.35 Available to Spend

●	Upside Call Spread Construction

○	To determine the call spread:

■	A 3-year at-the-money (“ATM”) call option price is obtained.

■	Out of the money (“OTM”) call strikes are priced across a range.

■	The upper strike chosen to preserve budget neutrality (no additional spend):

●	1.5 × (Price of 3-year Call Spread) = Amount Available to Spend

●	Example target: Find upper strike such that 1.5 × (Call ATM – Call Upper) = $0.35

●	This ensures the leveraged call spread fits the Note’s construction budget.

●	Downside Put Spread Construction & Quarterly “buffer reset”

○	The Buffer Note includes a short 13-month put spread whose width targets approximately a 10% buffer.

■	Every 13 weeks, the existing put spread is unwound.

■	A new 13-week put spread is entered:

●	short put options with a strike price 10% lower than then-current ATM price

●	long put options with a strike price 65% lower than then-current ATM price

■	This creates a systematic quarterly reset mechanism that adapts to current market levels.

●	Treatment of Call Spread at Quarterly Reset

○	Unlike the put spread, the call spread is not reset quarterly.

■	If SPY ETF > initial strike at a reset date:

●	The lower call strike is rolled up to at-the-money.

●	The upper strike is recalculated to maintain prior notional and cost consistency.

■	If SPY ETF < initial strike, the existing call spread is retained.

○	This mechanism preserves the upside leverage while adjusting to market gains.

●	Laddered Portfolio & Rebalancing

This systematic ladder is created by adding a new Buffer Note to the Index each week and allowing existing Buffer Notes to mature on a rolling weekly basis. As a result, the Fund’s exposure is spread across multiple issuance dates rather than being tied to a single entry point, which helps reduce the impact of adverse market timing and smooth investment outcomes over time.

○	The Index maintains 156 Buffer Notes, one for each weekly position.

■	Each week:

●	One Note matures and exits the Index.

●	One new Note is issued and added.

■	Each quarter:

●	Roughly 13 put spreads reset across the 156 Buffer Notes.

○	This systematic ladder:

■	Smooths return distributions by spreading exposure across multiple overlapping Buffer Notes with different start dates and maturities, rather than concentrating exposure in a single issuance.

■	Reduces timing and reinvestment risk by ensuring that an investor’s experience is not dependent on market conditions prevailing at any one specific start date.

■	Provides more stable exposure to enhanced upside and buffered downside protection by continuously rotating exposure through new and maturing Buffer Notes across varying market environments.

●	Index Calculation

○	The Index level reflects:

■	The aggregated mark-to-market valuations of all 156 Buffer Notes,

■	Adjusted for reinvestment of matured Buffer Notes,

■	Incorporating option pricing inputs including SPY ETF levels, volatility surfaces, forward curves, and rates.

○	The Index is calculated daily and expressed in USD.

Index Disclaimer

The HSBC DynaBuffer US Large Cap Index (the “Index”) is owned by HSBC Bank plc and is licensed for use by the Fund. HSBC Bank plc is not affiliated with the Fund and does not sponsor, endorse, issue, sell, or promote the Fund. HSBC Bank plc does not act as an investment adviser and has no obligation or responsibility with respect to the Fund’s investment results, marketing, trading, or suitability for any investor. HSBC Bank plc and its affiliates have no responsibility for, and make no representations regarding, the advisability of investing in the Fund. Information about the Fund is provided solely by the Fund and its affiliates, and investors should not rely on any statements or representations made by HSBC Bank plc or its affiliates.

SPY ETF

All information contained in this prospectus regarding the SPDR® S&P 500® ETF Trust (the “SPY”), including, without limitation, its make-up, method of calculation and changes in its components, has been derived from publicly available information. Such information reflects the policies of, and is subject to change by, State Street Global Advisors Trust Company, as trustee of the SPY, and PDR Services, LLC (wholly owned by NYSE Euronext), as sponsor of the SPY. Information provided to or filed with the Securities and Exchange Commission (the “Commission”) by the SPY pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 can be located by reference to Commission file numbers 033-46080 and 811-06125, respectively, through the Commission’s website at www.sec.gov. Information provided to or filed with the Commission can also be inspected and copied at the public reference facility maintained by the Commission. None of this publicly available information is incorporated by reference into this prospectus. Neither the Fund nor the Adviser nor the Sub-Adviser has undertaken any independent review or due diligence of such information.

The SPY’s objective is to provide investment results that, before expenses, generally correspond to the price and yield performance of the Description of the S&P 500® Index (the “Underlying Index”). The Underlying Index includes a representative sample of 500 companies in leading industries of the U.S. economy. The returns of the SPY may be affected by certain management fees and other expenses, which are detailed in its prospectus.

S&P 500® Index

The S&P 500® Index includes five hundred selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. Current information regarding the market value of the S&P 500® Index is available from market information services. S&P 500® Index is determined, comprised and calculated without regard to the Fund.

Other Information on the Fund’s Investment Strategy

Total Return Swaps – A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the Underlying Reference Index is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the Underlying Reference Index, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. The use of total return swaps may add leverage to the Fund’s portfolio.

How Autocallable Notes Work

The following illustration and description are provided to explain the general characteristics of Autocallable Notes and do not describe all possible outcomes.

Autocallable notes are structured instruments whose payments and repayment of principal are contingent on the performance of a specified Underlying Reference Index or index. An autocallable note typically has a stated term and includes features that may result in periodic coupon payments, early redemption prior to maturity, or repayment of principal at maturity, depending on market conditions.

During the life of the note, the issuer observes the performance of the Underlying Reference Index on scheduled observation dates. If the Underlying Reference Index is at or above a specified autocall level on an observation date, the note may be redeemed early (or “autocalled”), and investors generally receive the note’s stated principal amount. Once a note is autocalled, no further coupon payments are made.

If the note is not redeemed early, coupon payments, if any, are typically contingent on the Underlying Reference Index remaining at or above a specified coupon barrier on the relevant observation dates. If the Underlying Reference Index is below the coupon barrier on an observation date, the coupon for that period may not be paid.

At maturity, if the note has not been previously redeemed, repayment of principal is generally dependent on the performance of the Underlying Reference Index relative to a specified downside barrier. If the Underlying Reference Index is at or above the downside barrier at maturity, investors generally receive the stated principal amount. If the Underlying Reference Index is below the downside barrier at maturity, investors may experience a loss of principal that is generally proportional to the decline in the Underlying Reference Index.

The terms of autocallable notes, including observation dates, coupon barriers, autocall levels, and downside protection features, are fixed at issuance and may vary across notes.

How Buffer Notes Work

The following illustration and description are provided to explain the general characteristics of Buffer Notes and do not describe all possible outcomes.

Buffered notes are structured instruments designed to provide investors with limited protection against declines in the SPY ETF while offering a defined level of upside participation, subject to stated terms.

A buffered note typically provides a specified level of downside protection (the “buffer”), which absorbs a portion of losses in the SPY ETF. If the SPY ETF declines by an amount that does not exceed the buffer, the investor generally does not experience a loss of principal at maturity. If the decline exceeds the buffer, the investor is generally exposed to losses beyond the buffer, typically on a one‑to‑one basis with additional declines in the SPY ETF.

On the upside, buffered notes generally provide participation in positive returns of the SPY ETF up to a specified maximum return or cap. In some cases, the note may provide enhanced upside participation, meaning the return of the note may increase at a multiple of the SPY ETF’s gains (such as 1.5 times), subject to a stated maximum return. If the SPY ETF appreciates beyond the level corresponding to the maximum return, the investor’s gains are limited to that maximum amount.

The terms of buffered notes, including the buffer level, upside participation rate, maximum return, and term, are fixed at issuance and may vary among notes.

Hypothetical Sensitivity of Call Spread leg:

3-year Reference Return	Potential Call Spread Performance
30.00%	Up to 1.5x upside exposure subject to restriking and cap
10.00%	Up to 1.5x upside exposure subject to restriking
-10.00%	No participation
-30.00%	No participation

Hypothetical Sensitivity of Put Spread leg:

13-week Reference Return	Potential Put Spread Performance
15.00%	No participation
5.00%	No participation
-5.00%	Buffer of -10%
-15.00%	1x loss beyond buffer

Subsidiaries

For each applicable Fund, the Subsidiary is a company organized under the laws of the Cayman Islands and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors.

The Subsidiary will be managed pursuant to compliance policies and procedures that are the same in all material respects as the policies and procedures adopted by the Fund. As a result, in managing the Subsidiary’s portfolio, the Adviser is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Fund and the Subsidiary will test for compliance with certain investment restrictions and limitations on a consolidated basis. These policies and restrictions are described in detail in the Fund’s SAI. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Fund’s Board regarding the Subsidiary’s compliance with its policies and procedures.

The Subsidiary has entered into separate contracts with the Adviser and its affiliates to provide investment advisory and other services to the Subsidiary. The Adviser is responsible for the expenses of the Subsidiary pursuant to the Fund’s management agreement. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services. Consolidated results of the Fund and the Subsidiary will be included in the Fund’s annual reports and semi-annual reports provided to shareholders. Copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus.

Principal Risks

The principal risks of investing in each Fund are summarized below. There may be circumstances that could prevent a Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider a Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by any government agency. As with any investment, the Fund’s returns will vary and you could lose money.

	m+ Income Momentum Autocall ETF	m+ Nasdaq-100 Accelerator Autocall ETF	m+ DualYield Autocall ETF	m+ DynaBuffer ETF
Authorized Participant Risk.	X	X	X	X
Autocallable Structure Risk.	X	X	X	–
Barrier Risk.	X	X	X	–
Buffer Structure Risk	–	–	–	X
Calculation Methodology Risk.	X	X	X	X
Capped Upside Return Risk	–	–	–	X
Cash and Cash Equivalents Risk.	X	X	X	X
Changes in Trade Negotiations Risk	X	X	X	X
Contingent Income Risk.	X	X	X
Correlation Risk.	X	X	X	X
Costs of Buying and Selling Fund Shares.	X	X	X	X
Counterparty Risk.	X	X	X	X
Credit/Default Risk.	X	X	X	X
Cybersecurity Risk.	X	X	X	X
Derivatives Risk	X	X	X	X
Distribution Risk.	X	X	X	–
Early Close/Trading Halt Risk:	X	X	X	X
Early Redemption Risk.	X	X	X	–
Equity Securities Risk.	X	X	X	X
ETF Structure Risks.	X	X	X	X
Fixed Income Risk.	X	X	X	X
Highly Volatile Markets Risk.	X	X	X	X
Index Risk.	X	X	X	X
Interest Rate Risk.	X	X	X	X
Investment in a Subsidiary.	X	X	X	X
Laddered Portfolio Risk.	X	X	X	X
Legislation and Regulatory Risk.	X	X	X	X
Limited History of Operations Risk.	X	X	X	X
Liquidity Risk.	X	X	X	X
Market Disruptions Risk.	X	X	X	X
Market Risk.	X	X	X	X
Non-Diversification Risk.	X	X	X	X
Rolling and Timing Risk	–	–	–	X
Simulated Performance Risk	X	X	X	X
Swap Agreement Risk.	X	X	X	X
Swap Agreement Termination Risk.	X	X	X	X
Tax Risk.	X	X	X	X
U.S. Debt Ceiling and Budget Deficit Risks.	X	X	X	X
U.S. Government Securities Risk.	X	X	X	X
Valuation Risk.	X	X	X	X
Volatility Target Index Risk.	X	X	X	–

References below to the “reference index” are to the applicable Autocall Index, Underlying Reference Index, or Buffer Index as applicable for each Fund. References below to “underlying reference instrument” are to the applicable Autocallable or Buffer Note as applicable for each Fund.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Autocallable Structure Risk. The Fund’s returns are correlated to the performance of a portfolio of Autocallables tracked by the Autocall Index. Autocallables have specific structural features that may be unfamiliar to many investors:

Barrier Risk. Each Autocallable in the Index Portfolio includes a Maturity Barrier, expressed as a percentage of the level of the Underlying Reference Index on the date the Autocallable is issued. If, on the Maturity Date, the level of the Underlying Reference Index is at or above the Maturity Barrier, the principal amount of that Autocallable is generally returned in full.

If the Underlying Reference Index falls below the Maturity Barrier at maturity, the conditional protection provided by the Autocallable no longer applies, and the Autocallable becomes fully exposed to the negative performance of the Underlying Reference Index measured from its initial level. In that case, the principal amount repaid will decline by the same percentage as the decline in the Underlying Reference Index.

This structure results in a “binary outcome” at maturity, meaning that there are effectively two distinct results: either principal is returned in full if the Underlying Reference Index remains above the Maturity Barrier, or principal is reduced by the full amount of the Underlying Reference Index’s decline if the Maturity Barrier is breached. As a result, relatively modest additional declines in the Underlying Reference Index below the Maturity Barrier can lead to sudden and significant losses of principal.

For example, if the Maturity Barrier for an Autocallable is set at 60% of the level of the Underlying Reference Index at issuance, and the Underlying Reference Index has declined by 75% by the Maturity Date (i.e., to 25% of its initial level, which is below the Maturity Barrier), the principal amount repaid on that Autocallable would be reduced by 75%.

Because the Fund obtains exposure to Autocallables through the performance of the Index Portfolio under one or more Swap Agreements, any principal losses realized by one or more Autocallables will reduce the level of the Autocall Index and, in turn, negatively affect the value of the Fund.

Buffer Structure Risk. The Fund’s returns are correlated to the performance of a portfolio of Buffer Notes reflected by the Buffer Index. Buffer Notes have specific structural features that may be unfamiliar to many investors and are designed to provide limited downside protection only up to a predetermined buffer threshold.

The buffer is intended to absorb losses in the SPY ETF only up to that specified level. If losses in the SPY ETF exceed the buffer threshold, the investor bears the full amount of losses beyond the buffer, which may result in a substantial decline in the value of the Buffer Notes. As a result, during significant market downturns, the Fund may experience large and rapid declines in value, and investors may lose a significant portion, or all, of their investment.

Calculation Methodology Risk. The reference index employs complex calculation methodologies that may not perform as expected under certain market conditions.

Capped Upside Return Risk. Each Buffer Note in the Buffer Index has a predefined cap on its upside potential that is determined at the time the Buffer Note is issued and remains fixed for the life of that note. As a result, if the SPY ETF appreciates beyond the applicable cap of a particular Buffer Note, that Buffer Note will not participate in gains above the cap, and the excess positive performance of the SPY ETF will not be reflected in the return of that note.

Because the Fund holds a laddered portfolio of many Buffer Notes issued at different times, each with its own cap based on market conditions at issuance, the overall upside participation of the Fund is structurally limited and may vary over time. During periods of strong or rapidly rising equity markets, the Fund may significantly underperform the SPY ETF or other equity investments without capped return features, as gains above the caps applicable to the Buffer Notes will not be captured.

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. The Fund also risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Contingent Income Risk. Coupon payments from the Autocallables are not guaranteed and will not be made if the Underlying Reference Index falls below the Coupon Barrier on observation dates. This means the Fund may generate significantly less income than anticipated during market downturns. If a contingent coupon is not paid due to the Reference Index breaching the applicable Coupon Barrier, the expected income from the Fund’s investments may decline, which may also adversely affect the reference index valuation, the Fund’s net asset value and the market price of the Fund’s shares.

Correlation Risk. The Fund’s return may not match the expected returns of the Portfolio for a number of reasons, including — (i) the Fund gains exposure to the Portfolio through Swap Agreements rather than direct exposure to the underlying components of the Reference index; (ii) transaction costs, fees, and operational constraints in both the Swap Agreements and the underlying reference instruments may affect returns; (iii) the Portfolio may not perform as expected under certain market conditions; and (iv) the Fund’s performance may substantially deviate from investor expectations of how the Portfolio should perform in various market scenarios. The Fund’s return may not match the return of the Reference index for a number of reasons, including operating expenses, transaction costs, cash management, and differences in calculation methodologies.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts (primarily Swap Agreements) entered into by the Fund. The Fund’s exposure to the Index Portfolio is obtained entirely through Swap Agreements with swap counterparties. If a swap counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

Swap Agreements generally require counterparties to post collateral based on the mark‑to‑market exposure of the swaps, which is intended to help mitigate counterparty credit risk. However, collateralization may not fully protect the Fund in all circumstances, including during periods of rapid market movements, operational failures, or if a counterparty becomes insolvent or otherwise fails to perform its obligations.

Because the Fund’s holdings consist primarily of contractual claims against swap counterparties rather than direct holdings of securities, the Fund may be particularly vulnerable to counterparty failure generally and related to the counterparty’s performance obligations. Even temporary disruptions in a counterparty’s ability to perform under a Swap Agreement could negatively affect Fund performance. In addition, the Fund may have substantial exposure to a single swap counterparty, which may increase the Fund’s sensitivity to adverse developments affecting that counterparty.

Credit/Default Risk. Credit risk is the risk that an issuer, guarantor, or counterparty is unable or unwilling to make timely payments, satisfy contractual obligations, or otherwise honor its commitments. Changes in the financial condition of a counterparty, adverse economic, market, or political developments, or other factors may increase the risk of default and negatively affect the value of the Fund’s investments.

To the extent the Fund enters into Swap Agreements, the Fund is exposed to the credit risk of the applicable swap counterparties. Although such swap arrangements typically include collateral posting requirements intended to reduce counterparty credit exposure, there can be no assurance that collateral will be sufficient to cover all losses in the event of a counterparty default, particularly during periods of market stress or following insolvency proceedings.

Credit rating downgrades, defaults, or other adverse credit events involving a counterparty may reduce the Fund’s income and negatively affect the value of the Fund’s shares.

Cybersecurity Risk. As part of its business, the Adviser processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its Adviser, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk. Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives involves leverage, market, counterparty, liquidity, operational, and legal risks. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. While hedging with derivatives can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

The derivatives markets are subject to various global regulations, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. These rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to a Fund of derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. This may result in changes to a Fund’s principal investment strategies and could adversely affect a Fund’s performance and its ability to achieve its investment objective.

Distribution Risk. The Fund seeks to make monthly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. A return of capital may reduce a shareholder’s adjusted tax basis in Fund shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Fund shares. To the extent such monthly distributions are a return of capital, the distributions should not be considered the dividend yield or total return of an investment in Fund shares.

Early Close/Trading Halt Risk: The Fund’s investment in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses. This risk is heightened for the foreign securities that underly the ADRs in which the Fund invests because foreign markets are generally subject to more disruptions than domestic exchanges.

Early Redemption Risk. Autocallables in the Index Portfolio may be called before their scheduled maturity if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on observation dates. This automatic early redemption could force reinvestment of that portion of the Index Portfolio at lower rates if market yields have declined.

Equity Securities Risk. The securities markets are volatile. The Fund’s exposure to the reference index or instrument subjects it to risks associated with equity markets. The value of the reference index or instrument may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the U.S. equity markets generally or particular segments of the market. If the market prices of the securities to which the reference index or instrument are exposed decline, the value of your investment in the Fund will decline.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not individually redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” which are only available to APs. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market price variance risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

○	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fixed Income Risk. Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. When the Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s FOMC raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders. Default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the Fund’s share price to fluctuate or decline more than other types of equity investments.

Highly Volatile Markets Risk. The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Index Risk (m+ Income Momentum Autocall ETF, m+ Nasdaq-100 Accelerator Autocall ETF, and m+ DualYield Autocall ETF). The Underlying Reference Index employs a volatility targeting mechanism that may not perform as expected. The Underlying Reference Index may reduce equity exposure during periods that subsequently see strong equity performance, potentially limiting upside participation. The use of implied volatility rather than realized volatility may not accurately predict future market volatility. The rebalancing frequency may not respond quickly enough to rapid market changes. The decrement feature reduces index performance by a fixed percentage and may cause the Underlying Reference Index to underperform during low-return environments. The Fund’s investments in derivatives relating to the Underlying Reference Index, may underperform the return of the Underlying Reference Index for a number of reasons, including, for example, (i) the performance of derivatives related to the Underlying Reference Index may not correlate with the Underlying Reference Index and/or may underperform the Underlying Reference Index due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the Underlying Reference Index or find counterparties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out the Underlying Reference Index’s methodology, or the Underlying Reference Index provider may incorrectly report information concerning the Underlying Reference Index.

There can be no guarantee that the Underlying Reference Index or the Autocall Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Reference Index or the Autocall Index to implement the Fund’s principal investment strategies indefinitely. If the sponsor of the Underlying Reference Index or the Autocall Index ceases to maintain either such index, the Fund no longer has the ability to utilize such indices to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s Board of Trustees concludes substantially limit the Fund’s ability to create cost-effective synthetic investment exposure to the Autocall Index or the Underlying Reference Index, the Adviser or the Fund’s Board of Trustees may substitute the Autocall Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will perform in a manner similar to the Underlying Reference Index or the Autocall Index, as applicable. Unavailability of either index could affect adversely the ability of the Fund to achieve its investment objective.

Index Risk (m+ DynaBuffer ETF). There can be no guarantee that the SPY ETF or the Buffer Index will be maintained indefinitely or that the Fund will be able to continue to utilize the SPY ETF or the Buffer Index to implement the Fund’s principal investment strategies indefinitely. If necessary, the Adviser or the Fund’s Board of Trustees may substitute the Buffer Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index will perform in a manner similar to the Buffer Index. Unavailability could affect adversely the ability of the Fund to achieve its investment objective. In addition, the Fund’s investments in derivatives relating to the Buffer Index may underperform the return of the Buffer Index.

Interest Rate Risk. As interest rates rise, the value of fixed income securities are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable.

Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Investment in a Subsidiary. As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary, organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to the reference index within the limitations of Subchapter M of the Code and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere in the Fund’s Prospectus and SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in the SAI), the Fund intends to limit its investments in such subsidiary to 25% of the Fund’s total assets at the end of each taxable quarter.

Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the Fund’s Prospectus and SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. The Board of Trustees, however, has oversight responsibility for the investment activities of the Fund, including its investment in its respective subsidiary. In addition, the Fund is the sole shareholder of its respective Subsidiary, and it is not currently expected that shares of a Subsidiary will be sold or offered to other investors. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or a Subsidiary to operate as described in the Fund’s Prospectus and SAI and could negatively affect the Fund and its shareholders.

Laddered Portfolio Risk. The laddered portfolio strategy may not perform as expected if market conditions remain unfavorable over an extended period, multiple underlying reference instruments may experience losses simultaneously and/or the weekly rebalancing mechanism may result in suboptimal entry points during rapidly changing markets.

Legislation and Regulatory Risk. The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the CFTC, the SEC, the Federal Reserve, the EU or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Illiquid investments may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid investments generally is more volatile than that of more liquid investments, which may adversely affect the price that the Fund pays for or recovers upon the sale of such investments. Illiquid investments are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid securities may restrict the Fund’s ability to take advantage of market opportunities.

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. Specific securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Rolling and Timing Risk. The Fund’s investment strategy relies on a laddered portfolio of synthetic instruments that are added and replaced through a systematic rolling process. While this approach is designed to reduce concentration risk and mitigate exposure to any single market entry point, it may nevertheless result in suboptimal entry timing, particularly during periods of rapidly changing or stressed market conditions. Market conditions at the time new positions are added may adversely affect future income payments or principal outcomes. In addition, unfavorable market conditions persisting across multiple roll periods may negatively impact the overall performance of the Fund.

Simulated Performance Risk. Certain information regarding the Buffer Index (including information that may be available in Fund documents, marketing materials, or on the Fund’s website) may reflect simulated, hypothetical, or back‑tested performance rather than actual performance. Simulated performance results are generally prepared by applying the reference index’s methodology retroactively to historical market data and do not represent the results of actual trading. Such results are achieved through the retroactive application of a model designed with the benefit of hindsight and may reflect assumptions that would not have been available at the time the Buffer Index was originally constituted.

Simulated performance has inherent limitations and may overstate or understate the impact of certain market factors, including market volatility, liquidity constraints, transaction costs, and other factors that may affect actual performance. In addition, simulated results do not reflect the effect of Fund fees and expenses or the Fund’s actual portfolio management, and there can be no assurance that the index or the Fund will achieve results similar to those shown by simulated performance.

Swap Agreement Risk. Swap agreements are a type of derivative instrument that subjects the Fund to counterparty credit, liquidity, and correlation risks, including that: (i) the Fund may not be able to enter into replacement swap agreements in the event a current swap is terminated (ii) unfunded swap agreements may involve greater leverage risks than funded swaps; (iii) the swap agreement may not reflect the performance of the reference index or underlying reference instrument as expected due to differences in calculation methods or expenses; and (iv) during market disruptions, the counterparty may be able to terminate the swap agreement and the Fund may be unable to enter into new swap agreements or adjust existing positions at favorable prices. The terms of a swap agreement between the Fund and its counterparty may permit the counterparty to voluntarily close out the transaction with the Fund or terminate if certain events occur with respect to the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. There can be no assurance that a liquid secondary market will exist for any particular derivative instrument at any particular time, including for those derivative instruments that were originally categorized as liquid at the time they were acquired by the Fund. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss. Swap agreements generally are not assignable except by agreement between the parties, and a counterparty typically has no obligation to permit assignments. Even if the Fund’s counterparty agrees to early termination of a swap agreement at any time, doing so may subject the Fund to certain early termination charges. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

Swap Agreement Termination Risk. A Swap Counterparty may be entitled to terminate the Swap Agreement at its then current market value upon the occurrence of certain extraordinary market events or at its discretion upon notice to the Fund. Under such circumstances, if the Adviser is unable to enter into new Swap Agreements with a suitable Swap Counterparty, the Adviser may recommend to the Board of Trustees to immediately liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote. While shareholder interests will be the paramount consideration in a liquidation under such circumstances, the timing of the liquidation may not be favorable to certain individual shareholders.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. The treatment of the swaps and other derivatives that provide exposure to the underlying reference instrument is not entirely clear, which may impact the ability of the Fund to satisfy the requirements of Subchapter M of the Code.

●	Qualifying Income. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from “qualifying income,” meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the underlying reference instrument is not entirely clear, and, thus, whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the underlying reference instrument as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund’s ability to qualify as a RIC.

●	Asset Diversification. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund’s investments may adversely affect the Fund’s ability to qualify as a RIC.

If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

The U.S. federal income tax treatment of the swaps and other derivatives (including the options comprising the Box Spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including mark-to-market accounting, constructive ownership or straddle provisions of the Code, that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Valuation Risk. The complex nature of underlying reference instrument structures and volatility-targeted indices may make accurate valuation difficult during market stress, potentially leading to significant premiums or discounts to NAV. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Swap Agreements may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Volatility Target Index Risk. The Underlying Reference Index employs a volatility targeting mechanism which introduces specific risks:

●	Decrement Feature Impact: Because the decrement is deducted regardless of market performance, it creates a constant performance drag that may cause the Index to underperform an otherwise similar equity index that does not include a decrement feature, particularly during periods of modest returns or sideways market conditions.;

●	Implied Volatility Limitations: The use of weekly options prices to determine implied volatility may not accurately forecast actual market volatility, potentially resulting in suboptimal allocation decisions;

●	Rebalancing Frequency Risk: The rebalancing schedule may be too infrequent during rapidly changing market conditions, potentially exposing the Fund to higher volatility than targeted; and

●	Participation Limitation: During periods of rising markets that follow volatility spikes, the Underlying Reference Index may maintain reduced equity exposure, potentially limiting the Fund’s participation in market recoveries.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents. The Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective(s).

Portfolio Holdings Information

Each Fund’s portfolio holdings are disclosed on its website daily after the close of trading on the stock exchange and prior to the opening of trading on the Exchange the following day. Information about the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is included in the Statement of Additional Information (“SAI”).

HOW TO BUY AND SELL SHARES

Only Authorized Participants may acquire shares directly from a Fund and tender their shares for redemption directly to a Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with a Fund must follow the Fund’s procedures, which are described in the SAI.

The Funds offer creations and redemptions of shares for cash. The Funds reserve the right to offer creations and redemptions of shares for in-kind securities.

A creation transaction, which is subject to acceptance by the Funds’ Distributor and a Fund, generally takes place when an Authorized Participant deposits into a Fund cash in exchange for a specified number of Creation Units. A creation transaction, which is subject to acceptance by the Funds’ Distributor and a Fund, may also take place when an Authorized Participant deposits into a Fund a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of a Fund (“Cash Component”) in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the respective Fund. Shares can be redeemed only in Creation Units, generally for cash. The Funds may also redeem Shares for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement.

The Funds charge Authorized Participants standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs).

The Transaction Fees for the Funds are listed in the table below.

Fee for In-Kind and Cash Transactions	Maximum Variable Charge for Cash Transactions*
$300	200 basis points (2.00%)

*	As a percentage of the amount invested, inclusive of the standard redemption transaction fee (if imposed).

Generally, a Fund redeems Shares for Cash. A Fund reserves the right to make redemptions of Shares in-kind, inclusive of the standard redemption transaction fee (if imposed).

Shares of the Funds will be listed for trading on the Exchange under the symbol MPIA, MPIM, MPDB, and MPDY, respectively. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The Funds may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of shares on the Exchange may differ from a Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares.

Frequent Purchases and Redemptions of Fund Shares

A Fund’s shares can only be purchased and redeemed directly from a Fund in Creation Units by Authorized Participants, and the vast majority of trading in a Fund’s shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, direct trading by Authorized Participants is critical to ensuring that a Fund’s shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of a Fund’s shares.

DETERMINATION OF NET ASSET VALUE

A Fund’s net asset value per share (“NAV”) is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas). A Fund’s NAV is calculated by dividing the value of a Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after a Fund receives your order in proper form. In the event a Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Fixed income securities for which market quotations are readily available are generally valued based upon the mean of the last bid and ask prices as provided by an independent pricing service. If market quotations are not readily available, the pricing service may use electronic data processing techniques and/or a computerized matrix system based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices to determine valuations. In determining the value of a bond or other fixed income security, matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity and type of issue, and any other factors or market data as the independent pricing service deems relevant for the security being priced and for other securities with similar characteristics.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at their market value as determined by an independent third-party pricing agent, unless it is determined that such practice does not approximate fair value.

Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots.” The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects the fair value of the Fund’s holding.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Premium/Discount Information

Most investors will buy and sell shares of a Fund in secondary market transactions through brokers at market prices, and a Fund’s shares will trade at market prices. The market price of shares of a Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of a Fund.

Information regarding the Fund’s NAV and how often the shares of a Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.mplusfunds.com.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Funds typically distribute to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. The Funds expect that its distributions will consist primarily of income and net realized capital gains. Distributions of net investment income, if any, are declared and paid monthly to you. Net investment income distributed by a Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below (including if reinvested in additional shares). The amount of any distribution will vary and there is no guarantee that the Fund will distribute either investment income or capital gains.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes. As with any investment, you should consider how your investment in shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Each Fund intends to elect and to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the Fund level on income and gains from investments that are timely distributed to the shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	A Fund makes distributions,

●	you sell your shares listed on the Exchange, and

●	you purchase or redeem Creation Units.

Taxes on Distributions. As stated above, dividends from net investment income, if any, ordinarily are declared and paid monthly by the Funds. The Fund may also pay a special distribution at the end of a calendar year to comply with U.S. federal tax requirements. If you are a taxable investor, Fund distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For U.S. federal income tax purposes, Fund distributions of short-term capital gain are taxable to you at ordinary income rates. Fund distributions of long-term capital gains are taxable to you at long-term capital gain rates. A portion of income dividends reported by the Fund as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Qualified dividend income generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of certain foreign corporations may be qualified dividend income if that stock is readily tradeable on an established U.S. securities market.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available). Distributions reinvested in additional shares of a Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November, or December but paid in January of the following year are taxable as if they were paid in December.

Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. However, any loss incurred on the sale or exchange of a Fund’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for

Creation Units cannot be deducted currently under the rules governing “wash sales,” on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Funds must withhold if the Internal Revenue Service instructs us to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange or your shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S. and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, if any, interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are properly reported by a Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements. In December 2018, the Internal Revenue Service and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on those proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.

Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the federal tax laws are under consideration. However, it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

MANAGEMENT OF THE FUND

Adviser.

Alaia Capital, LLC, 60 E. 42nd Street, 26th Floor, New York, NY 10165, serves as investment adviser to the Funds. The Adviser is a U.S. Securities and Exchange Commission registered investment advisory firm formed in 2016. In addition to the Funds, the Adviser currently provides investment advisory services to registered open-end investment companies. The Adviser is wholly-owned by Institutional Capital Network, Inc., which is wholly-owned by iCapital Inc. The Adviser has overall responsibility for the general management and administration of the Funds and selecting the securities for each Fund’s portfolio and oversight of the Trading Sub-Adviser. As of December 31, 2025, the Adviser had no assets under management.

Under the Investment Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other extraordinary expenses. Each Fund pays the Adviser a unitary advisory fee at an annual rate equal to 0.70% of such Fund’s average daily net assets. A discussion of the factors that the Board considered in approving each Fund’s Investment Advisory Agreement with the Adviser will be contained in the Fund’s annual report to shareholders.

Manager-of-Managers Order. The Adviser has applied for an exemptive order (the “Order”) from the SEC that will permit the Adviser, with the Board’s approval, to enter into and materially amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval. The Adviser has responsibility, subject to oversight by the Board, to oversee the sub-advisers and recommend their hiring, termination and replacement. The initial shareholder of each Fund approved the Fund’s operation in this manner and approved the Fund’s reliance on the Order. The Order, once granted, will permit the Adviser, subject to the approval of the Board, to replace sub-advisers or amend sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Trustees believe such action will benefit the Fund and its shareholders.

Trading Sub-Adviser.

Tidal Investments LLC, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, serves as Trading Sub-Adviser to the Funds. The Trading Sub-Adviser is a U.S. Securities and Exchange Commission registered investment advisory firm formed in 2012. In addition to the Funds, the Trading Sub-Adviser currently provides investment advisory, investment research, and portfolio construction services to ETF clients. The Trading Sub-Adviser is indirectly controlled by TFG Parent Holdings, LLC. The Trading Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. The Trading Sub-Adviser does not select investments for each Fund’s portfolio. The Trading Sub-Adviser has responsibility for trading and portfolio implementation pursuant to a sub-advisory agreement with the Adviser. As of December 31, 2025, the Trading Sub-Adviser had assets under management of approximately $45.8 billion. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets out of the fee the Adviser receives from each Fund as follows:

0.045% on the first $250 million in assets

0.03% on the second $250 million in assets

0.02% for assets above $500 million

The Sub-Adviser is paid by the Adviser and not the Funds.

Portfolio Managers

Stephen Clancy and Charles Guttilla are the portfolio managers of each Fund and oversee the day-to-day investment operations of each Fund. The biographical information for the portfolio managers is presented below.

Stephen Clancy, CFA, FRM. Mr. Clancy is a senior vice president and portfolio manager at Institutional Capital Network, Inc. and has been with Institutional Capital Network, Inc. since 2021. He has also been a portfolio manager at the Adviser since 2018. Prior to being with Institutional Capital Network, Inc., Mr. Clancy was a Vice President and Portfolio Manager at Axio Financial LLC from 2021 until the firm was acquired by Institutional Capital Network, Inc. in 2021. Mr. Clancy is responsible for structuring and derivatives trading activity iCapital’s suite of defined outcome m+ funds.

Charles Guttilla. Mr. Guttilla is a senior vice president of Institutional Capital Network, Inc. and has been with Institutional Capital Network, Inc. since 2022. He is responsible for trading, structuring, and portfolio origination for iCapital’s m+ funds. He is also part of the Outcome Driven Strategies SMA platform management team, where he oversees structured notes trading. Prior to joining the Adviser, Mr. Guttilla was a vice president in BNY’s Structured Funds group from 2005 to 2021.

The Funds’ SAI provides additional information about each portfolio manager, including his compensation structure, other accounts managed, and ownership of shares of each Fund.

FINANCIAL HIGHLIGHTS

Financial highlights for the Funds are not available because, as of the effective date of this Prospectus, the Funds have not commenced operations and, therefore, have no financial highlights to report.

MORE INFORMATION ABOUT THE FUNDS

You can find additional information about the Funds in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes each Fund’s potential investments, information about each Fund’s actual investments is available in the Funds’ Annual and Semi-Annual reports to shareholders and in the annual and semi-annual financial statements in Form N-CSR. The Annual Report to shareholders includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements. When available, you may request that the Annual Report, Semi-Annual Report, and annual and semi-annual financial statements be sent to you, free of charge by contacting your financial intermediary or by calling the Funds toll-free at 888-852-4281.

Statement of Additional Information: The SAI supplements the Prospectus and contains detailed information about the Funds and its investment restrictions, risks, policies, and operations, including each Fund’s policies and procedures relating to the disclosure of portfolio holdings by each Fund’s affiliates. A current SAI for the Funds is on file with the SEC and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI, the Funds’ Annual and Semi-Annual Reports to shareholders, when available, and the Funds’ annual and semi-annual financial statements, when available, and request other information about the Funds or make shareholder inquiries, in any of the following ways:

Online from the Funds’ website at www.mplusfunds.com.

By contacting the Funds at 888-852-4281. The requested documents will be sent within three business days of receipt of the request.

You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Investment Company Act #811-22208

m+ Income Momentum Autocall ETF (MPIM)

Primary Listing Exchange for the Fund: NYSE Arca, Inc.

m+ Nasdaq-100 Accelerator Autocall ETF (MPIA)

Primary Listing Exchange for the Fund: The Nasdaq Stock Market LLC

m+ DualYield Autocall ETF (MPDY)

Primary Listing Exchange for the Fund: NYSE Arca, Inc.

m+ DynaBuffer ETF (MPDB)

Primary Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

Each a series of

Valued Advisers Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Statement of Additional Information

August 10, 2026

Alaia Capital, LLC

60 E. 42nd Street, 26th Floor, New York, NY 10165

Website: www.mplusfunds.com

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the m+ Income Momentum Autocall ETF, m+ Nasdaq-100 Accelerator Autocall ETF, m+ DualYield Autocall ETF, and m+ DynaBuffer ETF (each a “Fund” and, together, the “Funds”) dated August 10, 2026. This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectus can be obtained without charge, upon request, by calling toll-free 888-852-4281 or by visiting the Fund’s website at www.mplusfunds.com.

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND THE FUNDS	1
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	2
PORTFOLIO TURNOVER	10
INVESTMENT LIMITATIONS	10
INVESTMENT ADVISERS	11
TRUSTEES AND OFFICERS	13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	17
PORTFOLIO TRANSACTIONS AND BROKERAGE	18
DISCLOSURE OF PORTFOLIO HOLDINGS	18
PROXY VOTING POLICY	19
DETERMINATION OF NET ASSET VALUE	20
STATUS AND TAXATION OF THE FUND	26
ORGANIZATION AND MANAGEMENT OF WHOLLY-OWNED SUBSIDIARIES	35
FINANCIAL STATEMENTS	35
EXHIBIT A	A-1
EXHIBIT B	B-1
EXHIBIT C	C-1
EXHIBIT D	D-1

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DESCRIPTION OF THE TRUST AND THE FUNDS

Each Fund is an open-end non-diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is a series authorized by the Trustees. Each Fund’s investment adviser is Alaia Capital, LLC (the “Adviser”), and each Fund’s sub-adviser is Tidal Investments LLC (the “Sub-Adviser”).

The m+ Income Momentum Autocall ETF seeks to generate high monthly income while seeking to provide reduced downside risk through exposure to the S&P U.S. Equity Momentum 40% VT 4% Decrement Autocall Index (USD) ER (the “Momentum Autocall Index”).

The m+ Nasdaq-100 Accelerator Autocall ETF seeks to generate high monthly income while seeking to provide reduced downside risk and principal preservation through exposure to the Barclays Nasdaq-100 Accelerator Autocallable Index (the “Accelerator Autocall Index”).

m+ DualYield Autocall ETF seeks to generate high monthly income while seeking to provide reduced downside risk and principal preservation through exposure to the S&P 500 Futures 40% Defined Volatility Autocall Index (USD) TR (the “DualYield Autocall Index”, each of the Momentum Autocall Index, the Accelerator Autocall Index, and the DualYield Autocall Index, an “Autocall Index”). Each Autocall Index is designed to reflect the performance of a theoretical diversified portfolio of synthetic autocallable notes (each an “Autocallable” and the theoretical portfolio of Autocallables, the “Index Portfolio”).

m+ DynaBuffer ETF seeks to generate levered upside exposure to SPY ETF Trust, up to a cap, while seeking to provide reduced downside risk and principal preservation through the HSBC DynaBuffer US Large Cap Index (the “Buffer Index”, together with the Autocall Indexes, a “reference index”). The Buffer Index is designed to reflect the performance of a theoretical diversified portfolio of synthetic buffer notes that each provide buffered and capped exposure to the performance of SPY ETF by referencing a theoretical portfolio of options on the SPY ETF (each a “Buffer Note”, together with the Autocallables, a “underlying reference instrument” and the theoretical portfolio of Buffer Notes, the “Index Portfolio”).

Each Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ distributor (“Authorized Participants”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for cash. Each Fund reserves the right to offer creations and redemptions of shares in-kind. In-kind Creation Units may be issued for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for cash or for portfolio securities and a specified cash payment. A Creation Unit of the Funds consists of a block of shares.

Shares are listed and traded on the exchanges shown below (the “Exchange”).

Fund	Exchange
m+ Income Momentum Autocall ETF	NYSE Arca, Inc.
m+ Nasdaq-100 Accelerator Autocall ETF	The Nasdaq Stock Market LLC
m+ DualYield Autocall ETF	NYSE Arca, Inc.
m+ DynaBuffer ETF	Cboe BZX Exchange, Inc.

Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from a Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Board. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by

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that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and sale of shares of a Fund, see “How to Buy and Sell Shares” in the Funds’ Prospectus and in this SAI. For a description of the methods used to determine the share price and value of a Fund’s assets, see “Determination of Net Asset Value” in the Funds’ Prospectus and in this SAI.

The performance of the Funds may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Funds may be compared in publications to averages, performance rankings, or other information prepared by recognized fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.

The Adviser is subject to registration and regulation as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), with respect the operation of each Fund. As a result, the Adviser will be required to operate each Fund in compliance with applicable Commodity Futures Trading Commission (“CFTC”) requirements, including registration, disclosure, reporting and other operational requirements under the CEA and related CFTC regulations. Compliance with these additional requirements may increase Fund expenses.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information about the investments the Funds may make and some of the techniques each may use.

Derivative Instruments. Options, futures, and other forms of financial derivatives specifically described below, the investments involve risks different from direct investments in the underlying securities. While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. Unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of a Fund than if they had not entered into any derivatives transactions. Derivatives may magnify a Fund’s gains or losses, causing it to make or lose substantially more than it invested.

A Fund may invest in derivative instruments for both speculative and hedging purposes. These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of a Fund to various risks. To the extent that a Fund invests directly in financial derivatives, a Fund will comply with the applicable requirements of the 1940 Act.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

A Fund’s ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if a Fund’s prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

●	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

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●	a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

●	differences between the derivatives, including different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.

Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge should protect a yen-denominated security from a decline in the yen but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds’ investments precisely over time.

Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Even when there appears to be an active market for options and futures, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out a position. In an illiquid market, a Fund may:

●	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

●	have to purchase or sell the instrument underlying the contract;

●	not be able to hedge its investments; and

●	not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions:

●	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;

●	unusual or unforeseen circumstances may interrupt normal operations of an exchange;

●	the facilities of the exchange may not be adequate to handle current trading volume;

●	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or

●	investors may lose interest in a particular derivative or category of derivatives.

If a Fund incorrectly predicts securities market and interest rate trends, such Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Funds and they may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet their minimum daily margin requirement. A Fund may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.

The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:

●	actual and anticipated changes in interest rates;

●	fiscal and monetary policies; and

●	national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, a Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

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Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the Commodities Futures Trading Commission (“CFTC”), and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.

The regulation of swaps and futures transactions in the U.S., the European Union, and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since each Fund is not a member of clearing houses and only clearing members can participate directly in the clearing house, a Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In addition, U.S. regulators, the European Union, and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared over-the-counter (“OTC”) derivatives transactions. It is expected that these regulations will have a material impact on a Fund’s use of uncleared derivatives. These rules will impose minimum margin requirements on derivatives transactions between a Fund and its swap counterparties and may increase the amount of margin a Fund is required to provide. They will impose regulatory requirements on the timing of transferring margin, which may accelerate a Fund’s current margin process. They will also effectively require changes to typical derivatives margin documentation. Such requirements could increase the amount of margin a Fund needs to provide in connection with uncleared derivatives transactions and, therefore, make such transactions more expensive.

Funds investing in derivatives must comply with Rule 18f-4 under the 1940 Act, which provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, would not be subject to the full requirements of Rule 18f-4. Rule 18f-4 could restrict the Fund’s abilities to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions.

Options. The purchase and writing of options involves certain risks. During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the entire investment in the option will be lost. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when an option position is closed out. Furthermore, if trading restrictions or suspensions are imposed on the options market, it may not be possible to close out a position.

Options offer large amounts of leverage, which will result in a Fund’s NAV being more sensitive to changes in the value of the related instrument. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no

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assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If a Fund were unable to effect a closing transaction for an option it had purchased, due to the absence of a counterparty or secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options have varying expiration dates. The exercise price of the options may be below, equal to or above the current market value of the underlying security or instrument. Options purchased by a Fund that expire unexercised have no value, and the Fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by a Fund expires unexercised, the Fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.

Swaps. The Fund expects to enter into swap agreements. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Some swaps are structured to include exposure to a variety of different types of investments or market factors, such as interest rates, commodity prices, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates. Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Certain risks are reduced (but not eliminated) if a fund invests in cleared swaps. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free.

Swap agreements may increase or decrease the overall volatility of the Fund’s investments and the price of Fund Shares. The performance of swap agreements may be affected by a change in the specific interest rate, currency or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due.

Generally, swap agreements have fixed maturity dates that are agreed upon by the parties to the swap. The swap agreement can be terminated before the maturity date generally only under limited circumstances, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract. The Fund expects to obtain exposure through swap agreements with a single counterparty or a limited number of counterparties and will likely continue to do so for the foreseeable future. Counterparty risks may be more pronounced for this Fund due to the single or limited number of counterparties used by it.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. The risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Notional amounts of swap transactions are not subject to any limitations, and swap contracts may expose the Fund to unlimited risk of loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

The use of swaps can cause the Fund to be subject to additional regulatory requirements, which may generate additional Fund expenses.

The Fund monitors any swaps with a view towards ensuring that the Fund remains in compliance with all applicable regulatory, investment and tax requirements.

Many swap agreements are complex and their valuation often requires subjective modeling and judgment, which increases the risk of mispricing or incorrect valuation. Valuation risk is more pronounced when the Fund enters into a swap with specialized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, under collateralization and/or errors in calculation of the Fund’s NAV. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to the Fund.

Total Return Swaps. In a total return swap (“TRS”), one party pays a rate of interest in exchange for the total rate of return on another investment.

An unfunded TRS is a financial derivative contract where one party (the payer) agrees to make payments to the other party (the receiver) based on the total return of an underlying asset, such as a stock, bond, or index, without the payer needing to own the underlying asset. In return, the receiver pays a fixed or floating interest rate, often tied to a reference rate such as SOFR, to the payer. What makes it “unfunded” is that neither party initially posts the full value of the underlying asset, which reduces the need for upfront capital. Instead,

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the swap is typically collateralized with the exchange of variation margin (and in some cases, initial margin) to mitigate counterparty risk. Essentially, the TRS allows one party to gain exposure to the underlying asset’s economic performance (price appreciation and income) while the other party benefits from the interest payments and price depreciation of the underlying asset.

Unfunded TRS are often used for hedging, leveraging positions, or gaining access to assets that may otherwise be challenging to hold directly. They can also allow investors to remain off-balance-sheet, meaning the assets or liabilities related to the swap may not appear on their financial statements, depending on applicable accounting rules.

FLEX Options. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the OCC. FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior as well as on to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) the reference asset at the strike price.

The OCC guarantees performance by each of the counterparties to the FLEX Options and Listed Options, becoming the “buyer for every seller and the seller for every buyer”, with the goal of protecting clearing members and options traders from counterparty risk.

Trading FLEX Options involves risks different from, and possibly greater than, the risks associated with investing directly in securities or in other types of options. FLEX Options, like other listed options, are traded on the U.S. options markets and are issued by OCC. However, unlike other options, the terms of FLEX Options are not all standardized. When a FLEX Option is purchased and sold in an opening transaction, the parties to the transaction have the flexibility, within limitations set forth in the rules of the options market on which the transaction occurs, to fix certain of the option’s terms. The flexibility to fix certain terms is what makes FLEX Options different from other types of options. Because many of the terms of FLEX Options are not standardized, it is less likely that there will be an active secondary market in which holders and writers of such options will be able to close out their positions by offsetting sales and purchases. Because FLEX Options have variable terms that are fixed by the parties, there are no preestablished series of FLEX Options. Rather, any different series of FLEX Options may be created and outstanding at any given time as a result of the various designations of variable terms that are made in different transactions. Secondary trading interest in FLEX Options may therefore be spread over a larger number of series than the trading interest in other options, the trading interest in any particular series of FLEX Options may be very limited, the secondary markets in FLEX Options may be less deep, liquid and continuous than the markets in other options on the same underlying interests, and the premiums for FLEX Options may not correlate with premiums for such other options.

In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. The Fund also is subject to the risk that the OCC will become insolvent or otherwise be unable to meet its obligations, which could cause the Fund to suffer losses which may be significant.

The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

OCC may base its calculations of the margin requirements for positions in a series of FLEX Options on an estimate derived from data and factors OCC deems pertinent in respect of quotations and transactions in that options series and in other options series. Alternatively, OCC may fix such margin requirements at a level it deems necessary to protect the respective interests of OCC, the clearing members and the public. As a result, the Fund’s margin requirements for positions in FLEX Options may differ from—and may be significantly greater than—the margin requirements applicable to similar positions in other options on the same underlying interest.

Box Spreads. Box Spreads consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short

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position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long position. The difference between the strike prices of the synthetic long position and the synthetic short position determines the expiration value (or value at maturity) of the Box Spread. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options’ reference asset. Once the Box Spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options’ reference assets. The Fund may purchase Box Spreads on various indices or securities based on risk and return considerations.

If one or more of the individual option positions that comprise a Box Spread are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying reference asset’s price movement. Furthermore, the Box Spread’s value is derived in the market and is in part based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. The Fund’s ability to utilize Box Spreads effectively is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices. If the Box Spread does not perform as intended, the Fund could have exposure to the underlying reference asset of the options comprising the Box Spread. In such a scenario, the Fund would be subject to the risks of equity securities markets. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur.

Equity Securities. Equity securities include common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest.

Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer’s business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See the prospectus for additional information regarding equity investments and their risks.

Investment Companies. The Funds may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of a Fund’s total assets with respect to any one investment company, and (iii) 10% of a Fund’s total assets of investment companies in the aggregate. These risks include the following:

Multiple Layers of Fees. By investing in other investment companies indirectly through the Funds, prospective investors will directly bear the fees and expenses of the Funds’ Adviser and indirectly bear the fees and expenses of other investment companies and other investment companies’ managers as well. As such, this multiple or duplicative layer of fees will increase the cost of investments in the Funds.

Lack of Transparency. The Adviser will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. The Funds have no control over the risks taken by the underlying investment companies in which they invest.

Valuation of Investment Companies. Although the Adviser will attempt to review the valuation procedures used by other investment companies’ managers, the Adviser will have little or no means of independently verifying valuations of the Funds’ investments in investment companies and valuations of the underlying securities held by other investment companies. As such, the Adviser will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies’ managers. In the event that such valuations prove to be inaccurate, the net asset value (“NAV”) of the Funds could be adversely impacted and an investor could incur a loss of investment in the Funds.

Illiquidity of Investments by and In Other Investment Companies. The market prices, if any, for securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale. Further, the Funds may not be able to redeem their interests in other investment companies’ securities that they have purchased in a timely manner. If adverse market conditions were to develop during any period in which the Funds are unable to redeem interests in other investment companies, the Funds may suffer losses as a result of this illiquidity. As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies. Any such losses could adversely affect the value of the Funds’ investments and an investor could incur a loss of investment in the Funds.

Lack of Control. Although the Funds and the Adviser will evaluate regularly each portfolio fund (“Portfolio Fund”) to determine whether such Portfolio Fund’s investment program is consistent with each respective Fund’s investment objective, the Adviser will not have any control over the investments made by a Portfolio Fund. Even though each Portfolio Fund is subject to certain constraints, the investment Adviser to each such Portfolio Fund may change aspects of their investment strategies at any time. The Adviser will not have the ability to control or influence the composition of the investment portfolio of any Portfolio Fund.

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Lack of Diversification. There is no requirement that the underlying investments held by other investment companies be diversified. As such, other investment companies’ managers may target or concentrate other investment companies’ investments in specific markets, sectors, or types of securities. As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments. Thus, the Funds’ portfolios (and by extension the value of an investment in the Funds) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.

Use of Leverage. The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments. When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the NAV of the shares of the other investment companies and in the return on the other investment companies’ investments. Borrowing will also cost other investment companies interest expense and other fees. As such, the value of the Funds’ investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified. As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Funds’ investments and an investor could incur a loss of investment in the Funds.

Exchange Traded Funds. ETFs are traded on a securities exchange based on their market value. An investment in an ETF presents the same risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded). In addition, all ETFs will have costs and expenses that will be passed on to the Funds, which will in turn increase the Funds’ expenses. ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s NAV, and as a result, ETFs may experience more price volatility than other types of portfolio investments which could negatively impact the Funds’ NAVs; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock. ETFs are also subject to the risks of the underlying securities the ETF holds. Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Funds may acquire.

Fixed-Income Securities. Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time. Fixed-income securities purchased by the Funds or other investment companies in which the Funds invest may consist of obligations of any rating. Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. High yield bonds are typically rated below “Baa” by Moody’s Investors Service, Inc. (“Moody’s”), or below “BBB” by S&P Global Ratings (“S&P”) or below investment grade by other recognized rating agencies. The Funds may invest directly in unrated securities or indirectly through other investment companies that invest in unrated securities. Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:

Sensitivity to Interest Rate and Economic Change. The economy and interest rates affect high yield securities differently than other securities. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and a Fund’s asset values.

Payment Expectations. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund or an investment company in which a Fund invests, as applicable, would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond’s value will decrease in a rising interest rate market, as will the value of the other investment companies’ assets. If a Fund or an investment company in which a Fund invests, as applicable, experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the rate of return.

Liquidity and Valuation. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the ability of the Funds, or the investment companies in which the Funds, invest to accurately value high yield bonds and may hinder their ability to dispose of the bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

Credit Ratings. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, because credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, a Fund, or an

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investment company in which a Fund invests must monitor the issuers of high yield bonds in their portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds’ liquidity so a Fund or an investment company in which the Fund invests, as applicable, can meet redemption requests.

High-yield securities are deemed speculative with respect to the issuer’s capacity to pay interest and repay principal over a long period of time. Special tax considerations are associated with investing in high-yield securities structured as zero coupon or “pay-in-kind” securities. The Funds, or the investment companies in which the Funds invest, will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date. The payment of principal and interest on most fixed-income securities purchased by the Fund, or an investment company in which a Fund invests, will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, including the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.

The ratings of S&P, Moody’s, and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield. For a more detailed description of ratings, please see Appendix A.

Money Market Instruments. Money market instruments include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements). Money market instruments also may include banker’s acceptances and certificates of deposit of domestic branches of U.S. banks, commercial paper, and variable amount demand master notes (“Master Notes”). Banker’s acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Funds or an investment company acquires a banker’s acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The banker’s acceptance carries the full faith and credit of such bank. A certificate of deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.

U.S. Government Securities and U.S. Government Agency Securities. U.S. Government securities and U.S. Government Agency securities include (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA), and other U.S. Government authorities, agencies, and instrumentalities. While obligations of some U.S. Government agencies and sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Funds’ shares.

Investments in a Wholly-Owned Subsidiary. The Funds may invest in wholly-owned subsidiaries organized under the laws of the Cayman Islands and overseen by each Subsidiary’s own board of managers (each a “Subsidiary” and together, the “Subsidiaries”). If determined necessary or advisable by the Fund, investment in each Subsidiary is expected to provide the Funds with exposure to the respective reference index to which each Fund seeks to gain exposure within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

The Subsidiaries are not investment companies registered under the 1940 Act and, unless otherwise noted in the Funds’ prospectus and this SAI, are not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in the Fund’s prospectus and this SAI and could negatively affect the Funds and their shareholders. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in this SAI), each Fund intends to limit its investments in such subsidiary to 25% of such Fund’s total assets at the end of each taxable quarter.

Tax Risk. The Funds intend to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. To qualify and maintain its status as a RIC, each Fund must derive at least 90% of its gross income each year from “qualifying income,” meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the underlying reference instrument is not entirely clear, and thus whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the underlying reference instrument as qualifying income,

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an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect such Fund’s ability to qualify as a RIC. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for each Fund’s investments may adversely affect each Fund’s ability to qualify as a RIC. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, such Fund’s taxable income will be subject to tax at the fund level and to a further tax at the shareholder level when such income is distributed.

Borrowing. The Funds may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Such borrowing may make the Fund’s NAV more volatile than funds that do not borrow for investment purposes because leverage magnifies changes in the Fund’s NAV and on the Fund’s investments. Although the principal of borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss. The Fund does not intend to use leverage in excess of 5% of total assets and will not make additional investments when outstanding borrowings exceed 5% of the Fund’s total assets. Any leveraging will comply with the applicable requirements of the 1940 Act, the rules thereunder, and the guidance of no-action letters issued by the SEC.

The Funds may also borrow money to meet redemptions or for other emergency purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund will be required to reduce the amount of its borrowings within three days (not including Sundays and holidays), and may be required to dispose of some portfolio holdings in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

PORTFOLIO TURNOVER

A Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Adviser or Sub-Adviser, investment considerations warrant such action. Each Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. It is anticipated the portfolio turnover rate for each Fund will be less than 100% per year. However, this should not be considered as a limiting factor.

INVESTMENT LIMITATIONS

Fundamental Investment Policies

The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1.	Borrowing Money. The Fund will not borrow money, except as permitted by the 1940 Act, the rules thereunder, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.	Senior Securities. The Fund will not issue senior securities, except as permitted by the 1940 Act and the rules and regulations thereunder.

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3.	Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.	Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

6.	Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

7.	Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

8.	Concentration. The Fund will not invest more than 25% of its total assets in any one particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, state and municipal governments and their agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISERS

Investment Adviser. Alaia Capital, LLC, 60 E. 42nd Street, 26th Floor, New York, NY 10165, serves as investment adviser to the Funds. The Adviser is a U.S. Securities and Exchange Commission registered investment advisory firm formed in 2016. In addition to the Funds, the Adviser currently provides investment advisory services to registered open-end investment companies. The Adviser is wholly-owned by Institutional Capital Network, Inc., which is wholly-owned by iCapital Inc. The Adviser has overall responsibility for the general management and administration of the Funds and selecting the securities for each Fund’s portfolio and oversight of the Trading Sub-Adviser.

Under the Investment Advisory Agreement, the Adviser is responsible for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other extraordinary expenses. The Funds pay the Adviser a unitary advisory fee at an annual rate equal to 0.70% of the Fund’s average daily net assets.

Trading Sub-Adviser. Tidal Investments LLC, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, serves as Trading Sub-Adviser to the Funds. The Trading Sub-Adviser is a U.S. Securities and Exchange Commission registered investment advisory firm formed in 2012. In addition to the Funds, the Trading Sub-Adviser currently provides investment advisory, investment research, and portfolio construction services to ETF clients. The Trading Sub-Adviser is indirectly controlled by TFG Parent Holdings, LLC. The Trading Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. The Trading Sub-Adviser does not select investments for each Fund’s portfolio. The Trading Sub-Adviser has responsibility for trading and portfolio implementation pursuant to a sub-advisory agreement with the Adviser. As of December 31, 2025, the Trading Sub-Adviser had assets under management of approximately $45.8

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billion. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets out of the fee the Adviser receives from each Fund as follows:

0.045% on the first $250 million in assets

0.03% on the second $250 million in assets

0.02% for assets above $500 million

The Sub-Adviser is paid by the Adviser and not the Funds.

General

A discussion of the factors that the Board considered in approving each Fund’s Investment Advisory Agreement with the Adviser and Sub-Advisory Agreement between the Adviser and Trading Sub-Adviser, including the Board’s conclusions with respect thereto, will be contained in the Funds’ annual report to shareholders for the fiscal period ended September 30, 2026.

About the Portfolio Managers

Stephen Clancy and Charles Guttilla are the portfolio managers of each Fund and oversee the day-to-day investment operations of each Fund. The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within various categories as of May 31, 2026.

PORTFOLIO MANAGERS

Stephen Clancy

Type of Account	Number of Other Accounts Managed	Total Assets in Other Accounts Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Companies	0	$0	0	$0
Other Accounts	0	$0	0	$0

Charles Guttilla

Type of Account	Number of Other Accounts Managed	Total Assets in Other Accounts Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Companies	0	$0	0	$0
Other Accounts	0	$0	0	$0

Compensation

Each portfolio manager is paid a base salary and an annual cash bonus. Bonus compensation is driven by multiple factors, including investment considerations, overall company results, and individual performance. Compensation is not tied to the performance of any Fund. Each portfolio manager is compensated solely by the Adviser; the Fund does not pay compensation directly to the portfolio managers.

Certain Potential Conflicts of Interest

Potential conflicts of interest may arise because the Adviser manages assets for other clients. This means that each portfolio manager may make the investment strategies used to manage the Funds available to other clients. As a result, there may be circumstances under which the Funds and other clients of the Adviser may compete in purchasing available investments and, to the extent that the

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demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Funds. There also may be circumstances under which each portfolio manager recommends the purchase or sale of various investments to other clients and do not purchase or sell the same investments for the Funds, or purchase or sell an investment for the Funds and do not include such investment in recommendations provided to other clients. This is because the Adviser’s portfolio recommendations among clients differ based on each client’s investment policy guidelines and/or prevailing market conditions at the time such recommendation is made. Each portfolio manager carries on investment activities for other clients and may also carry on investment activities for his own account(s), and, therefore, will not be devoting all of his or her efforts to the management of the Funds. As a result of these activities, each portfolio manager is engaged in substantial activities other than on behalf of the Funds, and may have differing economic interests in respect of such activities.

Ownership of Fund Shares

As of the date of this SAI, each portfolio manager owned shares of each Fund in the following ranges: none, $1–$10,000, $10,001–$50,000, $50,001–$100,000, $100,001–$500,000, $500,001–$1,000,000, or over $1,000,000.

Portfolio Manager	Dollar Range of Equity Securities in the m+ Income Momentum Autocall ETF	Dollar Range of Equity Securities in the m+ Nasdaq-100 Accelerator Autocall ETF	Dollar Range of Equity Securities in the m+ DualYield Autocall ETF	Dollar Range of Equity Securities in the m+ DynaBuffer ETF
Stephen Clancy	None	None	None	None
Charles Guttilla	None	None	None	None

TRUSTEES AND OFFICERS

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairperson of the Board is Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”). The Board has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements and compliance matters. The Board also has frequent interaction with the service providers and Chief Compliance Officer (the “CCO”) of the Trust with respect to risk oversight matters. The Trust’s CCO reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board’s current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

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The following table provides information regarding each of the Trustees, all of whom are Independent Trustees.

Name, Address*, Year of Brith, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Martin A. Burns, Born 1957 Independent Trustee Since June 2024	Current: Principal, Owner, and Sole Member, ActioCon LLC (asset management consulting) (since November 2021). Previous: Chief Industry Operations Officer, Investment Company Institute (2015 to 2022).	Trustee, CRM Mutual Fund Trust (since January 2025) (5 portfolios).
Ira P. Cohen, Born 1959 Independent Trustee Since June 2010	Current: Independent financial services consultant (since February 2005); Executive Vice President of Asset Management Services, Recognos Financial (since August 2015).	Trustee and Audit Committee Chairman, Apollo Diversified Real Estate Fund (since 2014); Trustee, Chairman and Nominating and Governance Committee Chairman, Angel Oak Funds Trust (since October 2014) (7 portfolios); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Strategic Credit Fund (since December 2017); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Nominating and Governance Committee Chairman, U.S. Fixed Income Trust (since March 2019); Trustee, CRM Mutual Fund Trust (since January 2025) (5 portfolios). Formerly, Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (2019-2022); Trustee, Apollo Diversified Credit Fund (2017-2022).
Andrea N. Mullins, Born 1967 Independent Trustee Since December 2013 Chairperson Since March 2017	Current: Private investor; Independent Contractor, SWM Advisors (since April 2014).	Trustee, Angel Oak Funds Trust (since February 2019) (7 portfolios); Trustee, Angel Oak Strategic Credit Fund (since February 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Audit Committee Chair, NXG NextGen Infrastructure Income Fund (since November 2021); Trustee and Audit Committee Chair, NXG Cushing Midstream Energy Fund (since November 2021); Trustee, CRM Mutual Fund Trust (since January 2025) (5 portfolios).

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Name, Address*, Year of Brith, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Susan J. Templeton, Born 1956 Independent Trustee Since June 2024

Current: Advisory Board Member, Morningstar, Inc. (since 2023); Independent Director, Claridges Trust Co. (since 2015); Advisory Board Member, Seyen Venture Capital (since 2017).

Previous: Vice-Chair, Sebold Capital Management (2019 to 2023).

Trustee, CRM Mutual Fund Trust (since January 2025) (5 portfolios).

*	The address for each trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 17 series.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, and compliance and governance matters. The Board currently has established two standing committees: the Audit Committee and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing each Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board. During the 2025 calendar year, the Audit Committee met five times.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. During the 2025 calendar year, the Governance and Nominating Committee met four times.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; and (4) how the individual would enhance the diversity of the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Martin A. Burns – Mr. Burns has over 42 years of financial services expertise in consumer and commercial banking and the domestic and global pooled investment industries. His experiences include executive operations management, valuation and distribution practices, regulatory implementation and compliance, cybersecurity, and industry advocacy for registered investment companies. Mr. Burns was selected to serve as a Trustee based primarily on his considerable knowledge of the mutual fund industry, including the regulatory framework under which the Trust must operate.

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Ira P. Cohen – Mr. Cohen has over 45 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

Andrea N. Mullins – Ms. Mullins has over 31 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting.

Susan J. Templeton – Ms. Templeton has over 41 years of experience in the financial services industry, including extensive experience in executive management roles relating to the operations of mutual funds and similar products. She was selected to serve as a Trustee of the Trust based primarily on her broad knowledge of various types of investments and of mutual fund operations.

The following table provides information regarding the Officers of the Trust:

Name, Address*, Year of Birth, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years
Matthew J. Miller, Born 1976 Principal Executive Officer and President Since March 2022 Vice President From December 2011 to March 2022	Current: Vice President, Relationship Management, Ultimus Fund Solutions, LLC (since December 2015).
Carol J. Highsmith, Born 1964 Vice President Since August 2008 Secretary Since March 2014	Current: Vice President, Ultimus Fund Solutions, LLC (since December 2015).
Jared D. Lahman, Born 1986 AML Officer Since March 2023

Current: Assistant Vice President, Compliance Officer, Northern Lights Compliance Services, LLC (since September 2023).

Previous: Senior Compliance Analyst, Northern Lights Compliance Services, LLC (January 2019 to September 2023).

Zachary P. Richmond, Born 1980 Principal Financial Officer and Treasurer Since September 2021	Current: Vice President, Financial Administration, Ultimus Fund Solutions, LLC (since February 2019).
Michael Wittke, Born 1971 Chief Compliance Officer Since July 2024

Current: Vice President, Senior Compliance Officer, Northern Lights Compliance Services, LLC (since June 2024).

Previous: Chief Compliance Officer, Southeastern Asset Management, Inc. (March 2002 – May 2024).

*	The address for each officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 17 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2025 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

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Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Martin A. Burns	A	A
Ira P. Cohen	A	A
Andrea N. Mullins	A	A
Susan J. Templeton	A	A

Compensation

Compensation. Each Independent Trustee receives annual base compensation of $4,000 per series. Each Independent Trustee also receives additional compensation for serving as the chairperson of the Board and/or of one or more of the Trust’s standing committees and for participating in special meetings of the Board. For the fiscal year ended September 30, 2026, the Independent Trustees are estimated to receive the amounts set forth in the following table for services to the Funds:

Independent Trustees	Aggregate Compensation from the m+ Income Momentum Autocall ETF	Aggregate Compensation from the m+ Nasdaq-100 Accelerator Autocall ETF	Aggregate Compensation from the m+ DualYield Autocall ETF	Aggregate Compensation from the m+ DynaBuffer ETF	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Martin A. Burns	$1,029	$1,029	$1,029	$1,029	$0	$0	$4,500
Ira P. Cohen	$1,092	$1,092	$1,092	$1,092	$0	$0	$4,750
Andrea N. Mullins	$1,217	$1,217	$1,217	$1,217	$0	$0	$5,368
Susan J. Templeton	$1,029	$1,029	$1,029	$1,029	$0	$0	$4,500

*	As of the date of this SAI, the Trust consists of 17 series. Each series, including the Funds, pays a portion of the overall Independent Trustee compensation expenses, which is based on the total number of series in the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to each Fund’s fundamental policies or the terms of the Investment Advisory Agreement or Sub-Advisory Agreement. The Trust and the Funds do not have information concerning each Fund’s beneficial ownership held in the names of The Depository Trust Company (“DTC”) Participants.

The DTC or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. Although the Trust and the Funds do not have information regarding the beneficial ownership of shares held in the names of DTC Participants, as of the date of this SAI, there were no DTC participants that owned of record 5% or more of the outstanding shares of any of the Funds.

As of the date of this SAI, the Trustees and officers of the Trust own beneficially none of the outstanding shares of any of the Funds.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser is responsible for the Fund’s portfolio decisions and the Trading Sub-Adviser is responsible for the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Trading Sub-Adviser seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer, among other things. The Trading Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Trading Sub-Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Trading Sub-Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Trading Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Trading Sub-Adviser’s overall responsibilities with respect to the Funds and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Trading Sub-Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Trading Sub-Adviser in connection with its services to the Funds. Although research services and other information are useful to the Fund and the Trading Sub-Adviser, it is not always possible to place a dollar value on the research and other information received. It is the opinion of the Board and the Trading Sub-Adviser that the review and study of the research and other information will not reduce the overall cost to the Trading Sub-Adviser of performing its duties to the Funds under the Sub-Advisory Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker or holder (in the secondary market). Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices. When the broker acts as agent, a commission will be charged on the transaction; when the broker acts as principal, the markup is included in the bond price.

When the Funds and another of the Trading Sub-Adviser’s clients seek to purchase or sell the same security at or about the same time, the Trading Sub-Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions may produce better execution for the Funds because of the increased volume of the transaction. This may also result in a conflict of interest because the Trading Sub-Adviser may have to choose among the Funds and its other clients with respect to the purchase or sale of the limited supply of the security to be purchased or sold. If the entire blocked order is not filled, the Funds may not be able to acquire as large a position in such security as each desires, or it may have to pay a higher price for the security. Similarly, the Funds may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

The Trust, the Funds’ distributor, the Adviser, and the Trading Sub-Adviser have each adopted a Code of Ethics (each a “Code” and collectively, the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s and Trading Sub-Adviser’s Codes of Ethics also conform to Rule 204A-1 under Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Codes from the Funds, free of charge, by calling the Funds at 888-852-4281. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies with respect to the disclosure of each Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about each Fund’s portfolio to third-parties prior to the day after the information is posted to the Funds’ website unless the information is publicly available on the SEC’s EDGAR system. Because each Fund is an exchange-traded fund, it is required to publicly disclose its portfolio holdings daily, as described below. As further described below, the policies allow for disclosure of non-public portfolio information to third-parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the portfolio holdings information execute a non-disclosure agreement that includes a prohibition

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on trading based on the information, unless the party is already subject to a duty of confidentiality (as determined by the Trust’s CCO). Any arrangement to disclose non-public information about each Fund’s portfolio must be approved by the Trust’s CCO. The Trust, the Adviser, and the Trading Sub-Adviser are prohibited from receiving compensation or other consideration in connection with disclosing information about each Fund’s portfolio to third parties.

Each Fund discloses on its website at www.mplusfunds.com the start of each day on which the New York Stock Exchange is open for business (“Business Day”) the identities and quantities of the securities and other assets held by each Fund that will form the basis of each Fund’s calculation of its NAV on that day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. Each Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Under the Trust’s policies, the Adviser and Trading Sub-Adviser are permitted to include Fund portfolio information that has already been made public through each Fund’s website or SEC filing in marketing literature and other communications to shareholders or other parties, provided that, in the case of portfolio information made public solely through each Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

Each Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of each Fund. These service providers include each Fund’s Adviser, Trading Sub-Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. Each Fund also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to each Fund, such as each Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to each Fund’s auditors within days after the end of each Fund’s fiscal year in connection with each Fund’s annual audit, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to each Fund.

Each business day, each Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of each Fund in the secondary market. This information typically reflects each Fund’s anticipated holdings as of the next Business Day.

Each Fund reserves the right to adopt a semi-transparency policy, which would allow each Fund to disclose information to facilitate efficient trading of shares through substantial portfolio transparency and publication of informative metrics, while shielding the identity of the full portfolio contents of each Fund to protect each Fund’s investment strategy. Each Fund may adopt such a policy with approval of the Board and without shareholder approval.

PROXY VOTING POLICY

The Trust, the Adviser, and the Trading Sub-Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board. The Adviser votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Trust’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Adviser’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Funds arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.

You may obtain a copy of the Trust’s or Adviser’s policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A report of the votes cast by each Fund with respect to portfolio securities for each year ended June 30th will be filed by each Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Funds as described above, from the SEC’s web site, or on the Funds’ website at www.mplusfunds.com.

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DETERMINATION OF NET ASSET VALUE

Each Fund’s NAV per share (“NAV”) is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas). For a description of the methods used to determine the NAV (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. The Board annually approves the independent pricing services used by each Fund accounting agent.

Fixed income securities for which market quotations are readily available are generally valued based upon the mean of the last bid and ask prices as provided by an independent pricing service. If market quotations are not readily available, the pricing service may use electronic data processing techniques and/or a computerized matrix system based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices to determine valuations. In determining the value of a bond or other fixed income security, matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity and type of issue, and any other factors or market data as the independent pricing service deems relevant for the security being priced and for other securities with similar characteristics.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at their market value as determined by an independent third-party pricing agent, unless it is determined that such practice does not approximate fair value.

Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. The Adviser’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that each Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots.” Each Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects the fair value of each Fund’s holding.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of each Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of each Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Each Fund’s NAV per share is computed by dividing the value of the securities held by each Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in each Fund outstanding at such time, as shown below:

Net Assets	=	NAV Per Share
Shares Outstanding

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HOW TO BUY AND SELL SHARES

Creation Units

Each Fund will issue and redeem shares at NAV only in aggregations of large blocks of shares or Creation Units and only to Authorized Participants. In order to be an Authorized Participant the firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and the firm must execute an agreement (“Participant Agreement”) with Northern Lights Distributors, LLC, each Fund’s distributor (the “Distributor”) that governs transactions in each Fund’s Creation Units.

Each Fund sells and redeems Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any day on which the New York Stock Exchange is open for business. The New York Stock Exchange is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Each Fund will issue and redeem Creation Units principally in exchange for cash. Each Fund may also issue and redeem Creation Units in exchange for an in-kind deposit of Deposit Securities, together with the deposit of the Cash Component, plus a transaction fee. Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of each Fund, a share split, reverse split or the like, the Trust may revise the number of shares in a Creation Unit.

Each Fund offers creations and redemptions of shares for cash. Each Fund reserves the right to offer creations and redemptions of shares in-kind.

Exchange Listing and Trading

Shares of each Fund are available to the public on the Exchange and trade at market prices rather than NAV. Shares of each Fund may trade at a price that is greater than, at, or less than NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the shares of each Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of each Fund for 30 or more consecutive trading days, or (ii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove shares of each Fund from listing and trading upon termination of each Fund.

As in the case of other publicly-traded securities, when you buy or sell shares of each Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for each Fund are listed in the table below.

Fee for In-Kind and Cash Transactions	Maximum Variable Charge for Cash Transactions*
$300	200 basis points (2.00%)

*	As a percentage of the amount invested, inclusive of the standard redemption transaction fee (if imposed).

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The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Portfolio Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Generally, Creation Units will be purchased for cash. The following describes the policies and procedures applicable to purchases of Creation Units made in-kind.

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of each Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to each Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from each Fund.

On each Business Day, prior to the opening of business on NYSE Arca, Inc. (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. Each Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. Each Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

An Authorized Participant must submit an irrevocable purchase order in proper form to the Distributor or its agent no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).

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Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to each Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to each Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to each Fund for any losses incurred by each Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of each Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash-in-lieu), with adjustments determined by each Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to each Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to each Fund, immediately available or same day funds in U.S. dollars estimated by each Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by each Fund. Each Fund’s determination shall be final and binding.

The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Each Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor under circumstances which include, but are not limited to, if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of each Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, each Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. Each Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

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Issuance of a Creation Unit

Once each Fund has accepted an order, upon next determination of each Fund’s NAV, each Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until each Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as otherwise provided, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Each Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, each Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted from time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to each Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, each Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to each Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by each Fund. More information regarding each Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for each Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Generally, Creation Units will be redeemed for cash. The following describes the policies and procedures applicable to redemptions of Creation Units made in-kind.

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of each Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from each Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to each Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on NYSE Arca, Inc. (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for each Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If

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the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which NYSE Arca, Inc. is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on NYSE Arca, Inc. is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of each Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

Each Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. Each Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. Each Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to each Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such shares to each Fund on the contractual settlement date. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in each Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by each Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to each Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does

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not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to each Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from each Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

For a redemption in-kind, once each Fund has accepted a redemption request, upon next determination of each Fund’s NAV, each Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to each Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for each Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

STATUS AND TAXATION OF THE FUND

The following discussion is a summary of certain U.S. federal income tax considerations affecting each Fund and its shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI. These tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting each Fund and its shareholders (including shareholders owning large positions in each Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in each Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, person holding Fund shares as part of a hedge, straddle or conversion transaction, dealer in securities or Non-U.S. Shareholder, except as specifically addressed below. Furthermore, this discussion does not reflect possible application of the alternative minimum tax to noncorporate shareholders. Unless otherwise noted, this discussion assumes shares of each Fund are held by U.S. shareholders and that such shares are held as capital assets.

If an entity or arrangement treated as a partnership for U.S. federal income tax purposes holds shares of each Fund, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of such partnership. A partner of a partnership holding Fund shares should consult its own tax advisor regarding the U.S. federal income tax consequences to the partner of the acquisition, ownership and disposition of its Fund shares by the partnership.

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A “U.S. shareholder” is a beneficial owner of shares of each Fund that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of each Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.

Taxation as a RIC. Each Fund intends to qualify each year for treatment as a RIC under Subchapter M of the Internal Revenue Code. There can be no assurance that it actually will so qualify. Each Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, each Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies, and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” (“QPTP”) is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a QPTP does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by each Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% income test, as long as such failure is due to reasonable cause and not willful neglect, such RIC is required to disclose the failure to the IRS and pay a tax equal to the excess of the gross income which is not derived from the sources described in (i) and (ii) above over 1/9 of the gross income that is described above.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of its taxable year (i) at least 50% of the value of each Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of each Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of each Fund’s total assets is invested in the securities of (other than U.S. government securities or the securities of other RICs) (a) one issuer, (b) two or more issuers that are controlled by each Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”

However, if a RIC does not satisfy the “de minimis” cure provisions, it can still cure a failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the corporate tax rate by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If each Fund satisfies the income and asset-diversification tests above and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise

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disallowed, then each Fund will be relieved of U.S. federal income tax on any income of each Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by each Fund will be subject to U.S. federal income tax at the corporate income tax rate. Each Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

Each Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of each Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of each Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any prior year undistributed income realized, on which each Fund paid no federal income tax in preceding years. Each Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

To the extent that each Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce each Fund’s current net capital gains and thus reduce the amount of each Fund’s distribution of capital gain dividends. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether each Fund retains or distributes such gains. A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of each Fund, if any, prior to distributing such gains to shareholders.

Each Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if each Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), each Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by each Fund in the same taxable year. Because any original issue discount accrued will be included in each Fund’s “investment company taxable income” (discussed below) for the year of accrual, each Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned. As discussed in more detail below, the U.S. Federal income tax treatment of the investments of the Funds is complex and may require to the Fund to make distributions in circumstances in which it has not received an amount of cash that corresponds to the amounts required to be included in investment company taxable income.

Gain or loss realized by each Fund from the sale or exchange of warrants or options acquired by each Fund as well as any loss attributable to the lapse of such warrants or options generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long each Fund held a particular warrant. Upon the exercise of a warrant acquired by each Fund, each Fund’s tax basis in the security purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant. Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that each Fund will qualify as a RIC for each taxable year. The warrants or options entered into by the Fund may be subject to more complex timing and character U.S. Federal income tax rules that could affect the general timing and character rules described above.

Failure to Qualify as a RIC. If each Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to each Fund’s shareholders of such income and gain will not be deductible by each Fund in computing its taxable income. In such event, each Fund’s distributions, to the extent derived from each Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends-received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of each Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, each Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which each Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, each Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which each Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless each Fund made a special election to pay corporate-level tax on such built-in gain at the time of its re-qualification as a RIC.

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Tax Treatment of the Fund’s Investments. For purposes of the qualifying income test and asset diversifications tests, the treatment of the Fund’s transactions involving box spreads and derivatives that provide exposure to the Autocallable Index or Buffer Index, as applicable, is not entirely clear, and, thus, whether the income and gain therefrom is qualifying income is uncertain. An adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect each Fund’s ability to qualify as a regulated investment company. See discussion under heading “Tax Risk.” The treatment of the swaps and other derivatives that provide exposure to the synthetic Autocallables and certain box spreads is not entirely clear, which may impact the ability of the Fund to satisfy the requirements of Subchapter M of the Internal Revenue Code.

The U.S. federal income tax treatment of the swaps and other derivatives and/or box spreads by the Fund may not be as favorable as a direct investment in an underlying asset(s) and may adversely affect the timing, character and amount of income a Fund realizes from its investments. As a result, a larger portion of a Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including but not limited to rules applicable to mark-to-market accounting, conversion transactions, constructive ownership or straddles that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by a Fund and/or the portion of any dividend that is treated as a taxable dividend versus return of capital.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. Because there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of various derivatives that each Fund may enter into, there is a risk that each Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a regulated investment company. See discussion under heading “Tax Risk.”

If determined necessary, each Fund may invest a portion of its assets in a Subsidiary, which is expected to provide each Fund with exposure to the underlying reference instrument within the limitations of the qualifying income and diversification tests.

Taxation of U.S. Shareholders. Distributions paid to U.S. shareholders by each Fund from its investment company taxable income (which is, generally, each Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of each Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by each Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that each Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) if the Internal Revenue Code to the extent that each Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation that is a passive foreign investment company for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year. Each Fund does not anticipate receiving any material amounts of qualified dividend income. Each Fund does not expect to report eligible dividends as qualified dividend income.

Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by each Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by each Fund, regardless of the length of time such shareholder owned the shares of each Fund. Long-term capital gain rates applicable to individuals are 0%, 15%, or 20% depending on the nature of the capital gain and the individual’s taxable income.

Distributions in excess of each Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset).

Generally, not later than sixty days after the close of its taxable year, each Fund will provide the shareholders with a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

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“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. Each Fund may pass through the special character of “qualified REIT dividends” to a shareholder, provided both each Fund and a shareholder meet certain holding period requirements with respect to their shares (i.e., generally, the Fund shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the Fund shares become ex-dividend with respect to such dividend). The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses.

For purposes of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, each Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If each Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by each Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

Each Fund intends to distribute all realized capital gains, if any, at least annually. If, however, each Fund were to retain any net capital gain, each Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by each Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of each Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of each Fund generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of each Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of each Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of each Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rate applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. A taxpayer’s ability to deduct capital losses are subject to certain limitations.

Each Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders.] A tax lot identification method is the way each Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. Each Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than each Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, each Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. Each Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” Each Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Certain U.S. shareholders, including individuals, and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from each Fund and net gains from the disposition of

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shares of each Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in each Fund.

Tax-Exempt Shareholders. If a shareholder of each Fund is a tax-exempt organization, it is generally not subject to federal income tax on distributions from each Fund or on sales or exchanges of Fund shares. This general exemption from tax does not apply to the “unrelated business taxable income” or UBTI of an exempt organization. UBTI includes dividends, interest, and gains from sales and other dispositions of property held for investment to the extent that such items are attributable to “debt financed property.” For example, UBTI could result if shares in each Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). A deduction from one activity that produces UBTI cannot be used to offset income from a different activity that produces UBTI for the same taxable year. UBTI in excess of $1,000 in any year is taxable and will require a member to file a federal income tax return on Form 990-T. In addition, private foundations that are exempt from federal income tax may nonetheless be subject to excise tax on their net investment income and certain private colleges and universities that are exempt from federal income tax may be subject to an excise tax based on the investment income they earn. Shareholders should ask their own tax advisors for more information on their own tax situation.

At the time a private foundation or certain private colleges or universities purchase Fund shares, each Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution of such amounts, although constituting a return of investment, would be classified as a taxable distribution whether reinvested in additional shares or paid in cash. This is sometimes referred to as “buying a dividend.” In addition, each Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions. (Private colleges and universities with at least 500 students (more than 50% of which are located in the United States) and non-exempt use assets with a value at the close of the preceding year that exceed certain threshold amounts per full-time student may be subject to an excise tax on their net investment income.)

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from an active business and certain income received from related persons.

Equity investments by each Fund in certain PFICs could potentially subject each Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, each Fund may elect to avoid the imposition of that tax. For example, if each Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), each Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, each Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of each Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by each Fund to avoid taxation. Making either of these elections therefore may require each Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect each Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, each Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. Each Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by each Fund to offset income or gains earned in subsequent taxable years.

Foreign Shareholders. Absent specific statutory exemptions, as described below, dividends paid by each Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, notwithstanding such exemptions

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from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

In general, capital gain dividends reported by each Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of US real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year.

Ordinary dividends paid by each Fund to foreign investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers are subject to U.S. withholding tax.

Generally, dividends reported by each Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which each Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by each Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. Each Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, each Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

If the income from each Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of each Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Special U.S. tax certification requirements may apply to foreign shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a foreign shareholder, you must provide a Form W-8-BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8-BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in each Fund, including the applicability of foreign tax.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish each Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to each Fund that he or she is not subject to such withholding. The backup withholding tax rate is 24%.

Backup withholding is not an additional tax. Any amounts withheld may be refunded or credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.FATCA. Income dividend payments made to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a 30% withholding tax. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied on currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. Each Fund may disclose the information that it receives from its

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shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of each Fund fails to provide each Fund with appropriate certifications or other documentation concerning its status under FATCA.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to each Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations with Respect to Foreign Financial Assets. Specified individuals and specified domestic entities that have an interest in a “specified foreign financial asset” above a certain threshold amount must disclose annually their interests in such assets on IRS Form 8938, which is filed with their U.S. federal income tax return.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of each Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Summary. The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of each Fund and its shareholders, and should not be considered tax advice. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

THE DISTRIBUTOR

Northern Lights Distributors, LLC (the “Distributor”), located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, is the distributor of Creation Units for each Fund. The Distributor is a wholly-owned subsidiary of Ultimus (defined below). The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distributor is obligated to sell the shares of each Fund on a reasonable efforts basis only against purchase orders for the shares. shares of each Fund are offered on a continuous basis.

OTHER SERVICE PROVIDERS

Administrator and Fund Accountant

Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator and fund accountant to each Fund, pursuant to a Master Services Agreement. Ultimus is the parent company of the Distributor. The officers of the Trust are members or management and/or employees of Ultimus or NLCS (defined below).

The Adviser pays Ultimus for fund accounting and administrative services provided to each Fund pursuant to its unitary fee arrangement under its Investment Advisory Agreement with each Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. The Adviser pays NLCS for its services provided to each Fund.

Custodian and Transfer Agent

U.S. Bank, N.A., 1555 N. Rivercenter Dr., Milwaukee, WI 53212, is Custodian of each Fund’s investments. The Custodian acts as each Fund’s depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund’s request and maintains records in connection with its duties.

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U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services), 777 E. Wisconsin Ave. Milwaukee, WI 53202, serves as each Fund’s Transfer Agent.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers (“PwC”), located at 300 Madison Avenue, New York, NY 10017-6232, has been selected as the independent registered public accounting firm for each Fund. PwC will perform an annual audit of each Fund’s financial statements and provide financial services as requested as well as provide tax and accounting services as requested.

Legal Counsel

DLA Piper LLP (US), located at One Atlantic Center, 1201 West Peachtree Street, Suite 2900, Atlanta, GA 30309-3800, serves as legal counsel to the Trust and each Fund.

Rule 12b-1 Plans

The Trust, with respect to each Fund, has adopted a Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Shares pursuant to which the Funds are authorized to pay the Distributor, as compensation for Distributor’s account maintenance services under the Plans. The Board has approved a distribution and shareholder servicing fee at the rate of up to 0.25% of the Fund’s average daily net assets. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. No fees are currently paid by the Fund under the Plan, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Funds; assisting in the establishment and maintenance of accounts or sub-accounts in the Funds and in processing purchase and redemption transactions; making the Funds’ investment plan and shareholder services available; and providing such other information and services to investors in shares of the Funds as the Distributor or the Trust, on behalf of the Funds, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Funds.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by each Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plans. During the term of the Plans, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to a Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Funds at any time upon sixty days written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Funds; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

34

ORGANIZATION AND MANAGEMENT OF WHOLLY-OWNED SUBSIDIARIES

Each of the Funds may invest up to 25% of its total assets in its respective Subsidiary. If determined necessary or advisable by each Fund, investment in each Subsidiary is expected to provide the relevant Fund with exposure to its reference index. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements.

Each Subsidiary will be a company organized under the laws of the Cayman Islands. Each Subsidiary’s affairs will be overseen by a board of managers.

Each Independent Trustee will also serve on the Board of Managers of each Subsidiary.

Each Subsidiary will enter into separate contracts with the Adviser and Sub-Adviser for the management of the Subsidiary’s portfolio, without compensation. The Subsidiary will also enter into arrangements with the Custodian to serve as the Subsidiary’s custodian and with the Fund’s administrator to serve as the Subsidiary’s transfer agent, fund accountant and administrator. The Subsidiaries will adopt compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Funds. The Trust’s Chief Compliance Officer will oversee implementation of each Subsidiary’s policies and procedures and makes periodic reports to the Trust’s Board regarding each Subsidiary’s compliance with its policies and procedures.

The Subsidiaries pay no fee to the Adviser for its services, and the Adviser pays no fees to the Sub-Adviser for its services. The Adviser and Sub-Adviser, respectively, will bear all of the fees and expenses of providing its services to the Subsidiaries. It is, therefore, expected that each Fund’s investment in its Subsidiary will not result in such Fund paying duplicative fees for similar services provided to the Fund and Subsidiary.

FINANCIAL STATEMENTS

Because the Funds commenced operations on or following the date of this SAI, there are no financial statements for the Funds. You may request a copy of the Funds’ Annual and Semi-Annual reports, once available, at no charge by calling Shareholder Services at 888-852-4281 or upon written request to: Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.

35

EXHIBIT A

VALUED ADVISERS TRUST

PROXY VOTING POLICY AND PROCEDURES

The Valued Advisers Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Valued Advisers Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Pursuant to rules established by the SEC under the 1940 Act, the Board has delegated authority to vote proxies to the investment adviser of each Fund (each, an “Adviser” and collectively, the “Advisers”) and has approved formal, written guidelines for proxy voting as adopted by the Advisers to the Trust’s Funds. The Board maintains oversight of the voting policies and procedures for each Fund.

Each Fund exercises its proxy voting rights with regard to the companies in the Fund’s investment portfolio, with the goals of maximizing the value of the portfolio’s investments, promoting accountability of a company’s management and board of directors to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

In general, the Board believes that the Fund Adviser, which selects the individual companies that are part of each Fund’s portfolio, is the most knowledgeable and best suited to make decisions about proxy votes. Therefore, the Trust defers to and relies on the Funds’ Adviser to make decisions on casting proxy votes.

An Adviser to a Fund may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to one or more of the sub-advisers retained to provide investment advisory services to such Fund, if any (each a “Sub-Adviser”). If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines. As used in these Policies and Procedures, the term “Adviser” includes any and all Sub-Advisers.

Pursuant to Rule 12d1-4, a Fund must mirror vote proposals on proxies issued by underlying investment companies in the event that such Fund and its advisory group (as defined in Rule 12d1-4) own more than 25% of the shares of any one investment company. Mirror voting means that the Fund votes its shares in the same proportion that all shares of the underlying investment company are voted, or in accordance with instructions received from Fund shareholders.

Each Fund shall disclose in its Statement of Additional Information the policies and procedures that it uses to vote proxies relating to portfolio securities. In addition, each Fund shall make available to shareholders, either on its website or upon request, the record of how the Trust voted proxies relating to portfolio securities.

Each Fund shall disclose in its annual and semi-annual reports to shareholders and in its registration statement the methods by which shareholders may obtain information about the Fund’s proxy voting policies and procedures and the Fund’s proxy voting record.

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

The Adviser shall provide quarterly certifications with respect to its adherence to its proxy voting and exemptive order policies and procedures.

Responsible Party: Adviser

A-1

EXHIBIT B

Proxy Voting Policies and Procedures

POLICY:

Alaia Capital, LLC (“Alaia Capital” or the “Firm”) shall vote proxies relating to securities held by the investment companies and series thereof for which it serves as investment adviser and has been delegated proxy voting authority (collectively, the “Funds”) in a manner consistent with its fiduciary duties and in the best interests of the Funds and their shareholders. As more fully described below, the Firm generally utilizes an echo voting methodology for securities with voting rights held by the Funds.

A.       Introduction

Rule 206(4)-6 requires investment advisers to adopt and implement written policies and procedures to ensure that client proxies are voted in the client’s best interests, as well as to describe the policies and procedures to clients and provide them to clients upon request. This process tells clients how they may obtain information about how Alaia Capital has actually voted their proxies. While decisions about how to vote must be determined on a case-by-case basis, the Firm’s general policies and procedures are set forth below.

B.       General

In the event a Fund holds securities with voting rights, Alaia Capital will generally utilize an echo voting methodology (see section on “Voting Methodology” below).

The Chief Compliance Officer ("CCO"), in consultation with a representative Portfolio Manager, is responsible for determining whether the requirements for echo voting have been satisfied and ensuring that voting is conducted in accordance with this Policy.

D.       Voting Methodology

Alaia Capital has adopted an echo voting methodology for securities held by the Funds where proxy voting rights exist and the Fund's ownership interest is less than 5% of the issuer's outstanding voting securities.

Under this methodology, the Fund's shares will be voted in the same proportion as the votes cast by all other shareholders of the issuer.

Because proxy voting decisions are generally determined through the application of the Fund's echo voting methodology, Alaia Capital generally will not exercise discretionary judgment regarding individual proxy proposals.

If circumstances arise that are not capable of being addressed through echo voting, the matter shall be reviewed by the CCO and a representative Portfolio Manager and, if necessary, escalated to the Alaia Capital Governance Committee for further consideration.

If the Fund owns 5% or more of the outstanding voting securities of an issuer, Alaia Capital generally will not vote such securities and may waive its voting rights unless required by applicable law, regulation, governing documents, or Board direction.

E.       Disclosure of Proxy Voting Record

The Firm is obligated to disclose how it has voted on any particular proxy to any client upon his or her written request. To obtain this information, clients are requested to write to CCO of Alaia Capital.

F.       Recordkeeping

1.	Records Maintenance

The Firm shall maintain or procure the maintenance of records of all proxies it has voted. As required by Rule 204-2(c) under the Advisers Act, such records will also include (1) a copy of these policies and procedures; (2) a copy of each proxy statement that the Firm receives regarding client securities; (3) a copy of any document created by the Firm that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (4) each written client request for proxy voting records and the Firm’s written response to any (written or oral) client request for such records.

2.	Duration

Required proxy records shall be maintained in an easily accessible place for a period of five years, the first two in an appropriate office of the Firm.

G.       Disclosure of Proxy Voting Policies

The Firm may inform clients of these Policies and Procedures and how a client may learn of the voting record for a client’s securities by providing a copy of these Policies and Procedures.

H.       Conflicts

Alaia Capital generally utilizes an echo voting methodology and does not ordinarily exercise discretionary proxy voting authority, proxy voting conflicts of interest are expected to arise infrequently.

Any actual or potential conflict identified by the CCO shall be documented and reviewed. If the CCO determines that a material conflict exists and the matter cannot be addressed through the application of the Fund's echo voting methodology, the issue shall be escalated to the Alaia Capital Governance Committee and, where appropriate, to the Trust's Board of Trustees.

Amendments

The Firm may amend its Proxy Voting Policies and Procedures from time to time. As required by law, the Firm will send our current clients any such changes.

PROXY VOTING POLICY AND PROCEDURES

EXHIBIT C

Governance and Nominating Committee Charter

Valued Advisers Trust

Governance and Nominating Committee Membership

1.	The Governance and Nominating Committee (the “Committee”) of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Governance and Functions

1.	The Committee shall assist the Board in adopting fund governance practices and reviewing the Trust’s fund governance standards.

2.	To carry out this purpose, the Committee shall have the following duties and powers:

a.	To periodically review workload, size, and composition of the Board;

b.	To periodically review the qualifications and independence of the members of the Board;

c.	To periodically review the compensation of the Independent Trustees;

d.	To monitor, as necessary, regulatory developments, rule changes and industry best practices in fund governance;

e.	To periodically review the Trust’s committee structure and consider if additional committees or changes to existing committees are needed or warranted; and

f.	To report its activities to the Board and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate.

Board Nominations and Functions

1.	The Committee shall make recommendations for nominations for Independent Trustees members on the Board of Trustees (the “Board”) to the incumbent Independent Trustees members and to the full Board. The Committee also shall evaluate candidates’ qualifications and make recommendations for “interested” members on the Board to the full Board. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), nor shall an Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with investment advisers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board.

3.	The Committee may adopt from time to time specific, minimum qualifications that the Committee believes a candidate must meet before being considered as a candidate for Board membership and shall comply with any rules adopted from time to time by the U.S. Securities and Exchange Commission (the “SEC”) regarding investment company nominating committees and the nomination of persons to be considered as candidates for Board membership. The Committee shall periodically review Independent Trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make recommendations to the full Board for nomination for membership on all committees of the Board and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the Board.

Other Powers and Responsibilities

1.	The Committee shall meet as often as it deems appropriate.

2.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

3.	The Committee shall report its activities to the Board and make such recommendations as the Committee may deem necessary or appropriate.

4.	A majority of the Committee’s members will constitute a quorum. At any meeting of the Committee at which a quorum is present, the decision of a majority of the members present and voting will be determinatives as to any matter submitted to a vote. The Committee may meet in person or by telephone, and a majority of the members of the Committee may act by written consent to the extent not inconsistent with the Trust’s by-laws. In the event of any inconsistency between this Charter and the Trust’s organizational documents, the provisions of the Trust’s organizational documents shall be given precedence.

5.	The Committee shall review this Charter at least annually and recommend any changes to the Board.

Adopted:	April 23, 2010
Amended:	June 8, 2016
Amended:	June 7, 2018

APPENDIX A

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures.

II.	Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

EXHIBIT D

DESCRIPTION OF SECURITIES RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s Financial Services LLC (“S&P Global Ratings”), and Fitch Ratings, Inc. (“Fitch”), respectively.

Description of Moody’s Global Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Ratings of Prime-1 reflect a superior ability to repay short-term debt obligations.

P-2 Ratings of Prime-2 reflect a strong ability to repay short-term debt obligations.

P-3 Ratings of Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, the MIG scale is used to rate bond anticipation notes with maturities of up to five years.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the Variable Municipal Investment Grade (“VMIG”) scale. VMIG ratings with liquidity support use as an input the short-term counterparty risk assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. For VRDOs, the VMIG short-term demand obligation rating is typically assigned if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of S&P Global Ratings’ Issue Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P Global Ratings would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P Global ratings assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

●	The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

●	The nature and provisions of the financial obligation, and the promise S&P Global Ratings imputes; and

●	The protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P Global Ratings’ Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

*	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P Global Ratings’ Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Description of S&P Global Ratings’ Municipal Short-Term Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

●	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P Global Rating’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch’s Credit Ratings

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issue level ratings are assigned and often include an expectation of recovery and may be notched above or below the issuer level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories signal either a higher level of credit risk or that a default has already occurred.

Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its web page.

Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an equity index).

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1’, a ‘+’ may be appended.

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of credit risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Corporate Finance defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust - Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).

(a)(2)	Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust – filed herewith.

(b)(1)	Bylaws – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(b)(2)	Amendment, dated September 22, 2009, to Bylaws – Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811- 22208).

(d)(1)	Investment Advisory Agreement between the Trust and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).

(d)(2)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(3)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Grantham, Mayo, Van Otterloo & Co., LLC – Incorporated by reference to Registrant’s Post-Effective No. 430 filed June 30, 2026 (File No. 811-22208).

(d)(4)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(d)(5)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811- 22208).

(d)(6)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Multi-Strategy Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Multi-Strategy (formerly known as the Sound Mind Investing Balanced Fund, the SMI Conservative Allocation Fund, and the SMI 50/40/10 Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

Part C-1

(d)(7)	Investment Advisory Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 402 filed September 27, 2024 (File No. 811-22208).

(d)(8)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(d)(9)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).

(d)(10)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(d)(11)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).

(d)(12)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Equity Fund (formerly known as the Dana Epiphany ESG Equity Fund) – Incorporated by reference to Registrant’s Post- Effective Amendment No. 306 filed February 28, 2019 (File No. 811-22208).

(d)(13)	Investment Advisory Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(d)(14)	Form of Interim Investment Advisory Agreement between the Trust and Focus Partners Wealth, LLC with respect to the Kovitz Core Equity ETF - Incorporated by reference to Registrant’s Post-Effective Amendment No. 417 filed February 27, 2026 (File No. 811-22208).

(d)(15)	Investment Advisory Agreement between the Trust and Regan Capital, LLC with respect to the Regan Floating Rate MBS ETF – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811 - 22208).

(d)(16)	Investment Advisory Agreement between the Trust and Slow Capital, Inc. with respect to the Slow Capital Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).

(d)(17)	Investment Advisory Agreement between the Trust and Alaia Capital, LLC – filed herewith.

(d)(18)	Sub-Advisory Agreement between Alaia Capital, LLC and Tidal Investments LLC – filed herewith.

(e)(1)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 419 filed February 27, 2026 (File No. 811-22208).

(e)(2)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 416 filed February 27, 2026 (File No. 811-22208).

Part C-2

(e)(3)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 426 filed May 29, 2026 (File No. 811-22208).

(e)(4)	Amendment to the Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(e)(5)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 413 filed September 29, 2025 (File No. 811-22208).

(e)(6)	Distribution Agreement between Ultimus Fund Distributors, LLC and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 414 filed September 29, 2025 (File No. 811-22208).

(e)(7)	Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 418 filed February 27, 2026 (File No. 811-22208).

(e)(8)	Amended Schedule A to the Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).

(e)(9)	Distribution Agreement between the Trust and Northern Lights Distributors, LLC– Incorporated by reference to Registrant’s Post-Effective Amendment No. 417 filed February 27, 2026 (File No. 811-22208).

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 409 filed May 30, 2025 (file No. 811-22208).

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(g)(4)	Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 245 filed September 28, 2016 (File No. 811-22208).

(g)(5)	Amendment No. 1 to the Custody Agreement between the Trust and US Bank, N.A. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 290 filed April 27, 2018 (File No. 811-22208).

(g)(6)	Amendment No. 2 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(g)(7)	Amendment No. 3 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

Part C-3

(g)(8)	Amendment No. 4 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).

(g)(9)	Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).

(g)(10)	First Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporate by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 811-22208).

(g)(11)	Second Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).

(g)(12)	ETF Custody Agreement between the Trust and U.S. Bank, N.A. – filed herewith.

(g)(13)	Fund Services Agreement between the Trust and U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services) – filed herewith.

(h)(1)	Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(h)(2)	First Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).

(h)(3)	Second Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(h)(4)	Amendment to the Fund Administration Addendum to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).

(h)(5)	Amended Schedule A to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).

(h)(6)	ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).

(h)(7)	Amendment No. 1 to the ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 8-22208).

(h)(8)	Amended Expense Limitation Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 414 filed September 29, 2025 (File No. 811-22208).

(h)(9)	Amended and Restated Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC with respect to the SMI Multi-Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 408 filed February 28, 2025 (File No. 811-22208).

Part C-4

(h)(10)	Amended and Restated Expense Limitation Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 413 filed September 29, 2025 (File No. 811- 22208).

(h)(11)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 405 filed February 28, 2025 (File No. 811-22208).

(h)(12)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 405 filed February 28, 2025 (File No. 811-22208).

(h)(13)	Expense Limitation Agreement between the Trust and Summitry LLC with respect to the Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 412 filed May 30, 2025 (File No. 811-22208).

(h)(14)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 405 filed February 28, 2025 File No. 811-22208).

(h)(15)	Amended Expense Limitation Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 410 filed May 30, 2025 (File No. 811-22208).

(h)(16)	Revised Expense Limitation Agreement between the Trust and Slow Capital, Inc. with respect to the Slow Capital Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 418 filed February 27, 2026 (File No. 811-22208).

(h)(17)	Amendment No. 3 to the ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – filed herewith.

(i)(1)	Opinion and Consent of DLA Piper LLP – filed herewith.

(k)	Not applicable.

(l)	Initial Capital Agreement - Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(m)(1)	Distribution Plan under Rule 12b-1 for Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(m)(2)	Distribution Plan under Rule 12b-1 for m+ ETFs – filed herewith.

(n)	Not applicable.

(o)	Reserved.

Part C-5

(p)(1)	Code of Ethics for the Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 395 filed May 28, 2024 (File No. 811-2220).

(p)(2)	Code of Ethics for Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(p)(3)	Code of Ethics for Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(4)	Code of Ethics for Ultimus Fund Distributors, LLC and Northern Lights Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(5)	Code of Ethics for Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 417 filed February 27, 2026 (File No. 811-22208).

(p)(6)	Code of Ethics for SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(7)	Code of Ethics for Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(8)	Code of Ethics for Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(9)	Code of Ethics for Channing Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(p)(10)	Code of Ethics for Regan Capital, LLC – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 file February 21, 2024 (File No. 811-22208).

(p)(11)	Code of Ethics for Slow Capital, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).

(p)(12)	Code of Ethics for Alaia Capital, LLC – filed herewith.

(p)(13)	Code of Ethics for Tidal Investments LLC – filed herewith.

(q)(1)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 367 filed May 31, 2022 (File No. 811-22208).

(q)(2)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 400 filed July 12, 2024 (File No. 81-22208).

Part C-6

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

Part C-7

ITEM 32.	Principal Underwriters.

1.	Ultimus Fund Distributors, LLC

(a)	Ultimus Fund Distributors, LLC is the principal underwriter for some series of the Trust. Ultimus Fund Distributors also serves as a principal underwriter for the following investment companies: 83 Investment Group Income Fund, Axxes Private Markets Fund, Axxes Opportunistic Credit Fund, Beacon Pointe Multi-Alternative Fund, Booster Income Opportunities Launch, Bruce Fund, Inc., CM Advisors Family of Funds, Caldwell & Orkin Funds, Inc., Cantor Fitzgerald Infrastructure Fund, Cantor Select Portfolios Trust, Cantor Fitzgerald Variable Insurance Trust, Cantor Fitzgerald Commodity Strategy Trust, Capitol Series Trust, CAZ Strategic Opportunities Fund, Centaur Mutual Funds Trust, Chesapeake Investment Trust, Commonwealth International Series Trust, Conestoga Funds, Connors Funds, Cyber Hornet Trust, Dynamic Alternatives Fund, Eubel Brady & Suttman Mutual Fund Trust, Exchange Place Advisors Trust, Fairway Private Equity & Venture Capital Opportunities Fund, Fairway Private Markets Fund, Flat Rock Enhanced Income Fund, Flat Rock Core Income Fund, Flat Rock Opportunity Fund, HC Capital Trust, Hussman Investment Trust, James Advantage Funds, Johnson Mutual Funds, Lind Capital Partners Municipal Credit Income Fund, MidBridge Private Markets Fund, MSS Series Trust, New Age Alpha Funds Trust, New Age Alpha Variable Funds Trust, Oak Associates Funds, OneAscent Capital Opportunities Fund, Papp Investment Trust, Peachtree Alternative Strategies Fund, PennantPark Enhanced Income Fund, Plumb Funds, Private Debt & Income Fund, Prospect Enhanced Yield Fund, Sardis Credit Opportunities Fund, Schwartz Investment Trust, Segall Bryant & Hamill Trust, The Cutler Trust, The Investment House Funds, Ultimus Managers Trust, Unified Series Trust, Q India Equity Fund, VELA Funds, Volumetric Fund, Waycross Independent Trust, WesMark Funds, Williamsburg Investment Trust, XD Fund Trust, and Yorktown Funds.

(b)	The officers of Ultimus Fund Distributors, LLC are as follows:

Name*	Title	Position with Trust
Kevin M. Guerette*	President	None
Stephen L. Preston*	Vice President, Chief Compliance Officer, Financial Operations Principal, and Anti-Money Laundering Compliance Officer	None
Melvin Van Cleave*	Chief Information Security Officer	None
Douglas K. Jones*	Vice President	None

*	The principal business address of these individuals is 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246

(c)	Not Applicable.

2.	Northern Lights Distributors, LLC

(a)

Northern Lights Distributors, LLC is the principal underwriter for some series of the Trust. Northern Lights Distributors also serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Atlas U.S. Tactical Income Fund, Inc., Atlas U.S. Government Money Market Fund, Inc., Boyar Value Fund Inc., Capitol Series Trust, CIM Real Assets & Credit Fund, Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, Princeton Everest Fund, Rayliant Trust, The Saratoga Advantage Trust, Segal Bryant & Hamill Trust, Texas Capital Funds Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Manager’s Trust, Unified Series Trust, US Treasury Fund, and Zacks Trust

Part C-8

(b)	The officers of Northern Lights Distributors, LLC are as follows:

Name*	Title	Position with Trust
Kevin M. Guerette*	President	None
Bill Strait*	Secretary and General Counsel Treasurer, Financial Operations Principal, Chief Compliance Officer, and Anti-Money Laundering	None
Stephen L. Preston*	Compliance Officer	None
Melvin Van Cleave*	Chief Information Security Officer	None

*	The principal business address of these individuals is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474.

(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

Information is included in the Registrant’s most recent report on Form N-CEN.

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

Part C-9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 439 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on this 7th day of August, 2026.

VALUED ADVISERS TRUST

By:	*
Matthew J. Miller, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of August 7, 2026.

*
Martin A. Burns, Trustee

*
Ira Cohen, Trustee

*
Andrea N. Mullins, Trustee

*
Susan J. Templeton, Trustee

*
Zachary P. Richmond, Treasurer and Principal Financial Officer

*By:	/s/ Carol J. Highsmith
Carol J. Highsmith, Vice President, Attorney in Fact

Date: August 7, 2026

Part C-10

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940)

EXHIBIT NO. UNDER PART C OF FORM N-1A	NAME OF EXHIBIT
(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust
(d)(17)	Investment Advisory Agreement between the Trust and Alaia Capital, LLC.
(d)(18)	Sub-Advisory Agreement between Alaia Capital, LLC and Tidal Investments LLC.
(g)(12)	ETF Custody Agreement between the Trust and US Bank, N.A.
(g)(13)	Fund Services Agreement between the Trust and U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services).
(h)(17)	Amendment No. 3 to the ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC.
(i)(1)	Opinion and Consent of DLA Piper LLP
(m)(2)	Distribution Plan under Rule 12b-1 for m+ ETFs.
(p)(12)	Code of Ethics for Alaia Capital, LLC.
(p)(13)	Code of Ethics for Tidal Investments LLC.

Part C-11